                                                      REGISTRATION NOS. 33-82570
                                                                        811-4235
                                                     FISCAL YEAR END DECEMBER 31
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 6


                                FOR REGISTRATION
                                     UNDER
                    THE SECURITIES ACT OF 1933 OF SECURITIES

              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2

                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Address of Principal Executive Office)

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

                    (Name and Address of Agent for Service)



     It is proposed that this filing will become effective on May 1, 1998 pursuant to Rule 485(a).



     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice will be filed on or before March 30, 1998.


================================================================================

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


ITEM NO. OF
FORM N-8B-2                                                CAPTION IN PROSPECTUS
--------------------------------------------  -----------------------------------------------
 1..........................................  Cover Page
 2..........................................  Cover Page
 3..........................................  Not Applicable
 4..........................................  DISTRIBUTION OF THE POLICY
 5..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT
 6..........................................  MONY Variable Account L
 7..........................................  Not required
 8..........................................  Not required
 9..........................................  Legal Proceedings
10..........................................  THE POLICY; INFORMATION ABOUT THE COMPANY AND
                                                THE VARIABLE ACCOUNT; CHARGES AND DEDUCTIONS;
                                                OTHER INFORMATION; VOTING OF FUND SHARES;
                                                MORE ABOUT THE POLICY
11..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT; THE FUNDS; PURCHASE OF PORTFOLIO
                                                SHARES BY THE VARIABLE ACCOUNT
12..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT; THE FUNDS; PURCHASE OF PORTFOLIO
                                                SHARES BY THE VARIABLE ACCOUNT
13..........................................  THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14..........................................  THE POLICY
15..........................................  THE POLICY
16..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT THE
                                                COMPANY AND THE VARIABLE ACCOUNT
17..........................................  THE POLICY
18..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT THE
                                                COMPANY AND THE VARIABLE ACCOUNT
19..........................................  VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20..........................................  Not applicable
21..........................................  THE POLICY
22..........................................  Not applicable
23..........................................  Not applicable
24..........................................  IMPORTANT TERMS; MORE ABOUT THE POLICY
25..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT
26..........................................  Not applicable
27..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT

ITEM NO. OF
FORM N-8B-2                                                CAPTION IN PROSPECTUS
--------------------------------------------  -----------------------------------------------
28..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT
29..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT
30..........................................  Not applicable
31..........................................  Not applicable
32..........................................  Not applicable
33..........................................  Not applicable
34..........................................  Not applicable
35..........................................  MORE ABOUT THE POLICY
36..........................................  Not applicable
37..........................................  Not applicable
38..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT; MORE ABOUT THE POLICY
39..........................................  MORE ABOUT THE POLICY
40..........................................  Not applicable
41..........................................  MORE ABOUT THE POLICY
42..........................................  Not applicable
43..........................................  Not applicable
44..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
45..........................................  Not applicable
46..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
47..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
48..........................................  Not applicable
49..........................................  Not applicable
50..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE
                                                ACCOUNT
51..........................................  Cover Page; INFORMATION ABOUT THE COMPANY AND
                                                THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
                                                THE POLICY
52..........................................  OTHER INFORMATION
53..........................................  OTHER INFORMATION
54..........................................  Not applicable
55..........................................  Not applicable
56..........................................  Not required
57..........................................  Not required
58..........................................  Not required
59..........................................  FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                                   PROSPECTUS

                               DATED MAY 1, 1998


           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   ISSUED BY

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

    This prospectus describes a flexible premium variable universal life insurance policy (individually, the "Policy," and collectively, the "Policies") offered by MONY Life Insurance Company of America (the "Company"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"). The Policy, for so long as it remains in force, provides lifetime insurance protection on the Insured named in the Policy through the Maturity Date. The Policy is designed to provide maximum flexibility in connection with premium payments and death benefits by permitting, subject to certain restrictions, the frequency and amount of premium payments to vary and the death benefit payable under the Policy to increase or decrease. A Policy may also be surrendered for its Surrender Value.

    The Company will pay the death proceeds when the Insured dies if the Policy is still in force. The death proceeds will equal the death benefit, less any Outstanding Debt reduced by any Unearned Loan Interest, and further reduced by any charges due during the Grace Period. The Policy will remain in force as long as the Cash Value less any Outstanding Debt remains positive. If at all times during the first two Policy years, the sum of premiums paid less Partial Surrenders taken (and their fees) is greater than or equal to the Minimum Monthly Premium times the number of completed months this Policy has been in force, the Policy and all Rider coverages will not lapse regardless of its Cash Value less any Outstanding Debt. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy and most Rider coverages will remain in force for the Guarantee Period if the required premiums (less Partial Surrenders taken (and their fees)) have been paid and Cash Value exceeds Outstanding Debt. The Guaranteed Death Benefit Rider is not available in all states.

    The Policy permits the choice of two death benefit Options: under Option I, the death benefit remains fixed at the Specified Amount chosen; under Option II, the death benefit equals the Specified Amount plus Fund Value (under certain circumstances the death benefit may be greater). Under Option II, the death benefit will vary daily with the investment performance of the Subaccounts for any Policy Owner who has allocated net premiums to the Variable Account. Under either Option, for so long as the Policy remains in force, the death benefit will never be less than the current Specified Amount.
    The Policy also permits an owner of the Policy to obtain loans from the Company in amounts up to 90% of the Cash Value of the Policy (less any Outstanding Debt), and it permits an Owner to surrender a part of the Policy and receive a part of the Surrender Value of the Policy.
    Net premiums may be allocated at the Policy Owner's discretion to one or more of the Subaccounts that comprise a separate account of the Company called the MONY America Variable Account L (the "Variable Account"), or to the Guaranteed Interest Account of the Company. Any portion of a net premium allocated to one or more of the Subaccounts is invested in the corresponding Portfolios of the MONY Series Fund, Inc. (the "MONY Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust"). The available Portfolios of the MONY Fund currently are: the Money Market Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, and the Long Term Bond Portfolio. The available Portfolios of the Accumulation Trust are: the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio, and the High Yield Bond Portfolio. The Loan Account represents amounts set aside as collateral for any Policy Debt.
    To the extent that all or a portion of net premiums are allocated to the Variable Account, the Fund Value under the Policy will vary based upon the investment performance of the Subaccounts to which the Fund Value is allocated. Net premiums allocated to the Guaranteed Interest Account are assets of the General Account of the Company. The Fund Value in the Guaranteed Interest Account will accrue interest at an interest rate that is guaranteed by the Company. No minimum amount of Fund Value is guaranteed, except to the extent premiums are allocated to the Guaranteed Interest Account.
    A Policy may be returned during the Free Look Period (see "Right to Examine a Policy -- Free Look Period," page 16), during which time net premium payments allocated to the Variable Account will be invested in the Money Market Subaccount.
    It may not be advantageous to replace existing insurance with the Policy. This prospectus generally describes only the portion of the Policy involving the Variable Account. For a brief summary of the Guaranteed Interest Account,
see "The Guaranteed Interest Account," page   .
    In pursuing its investment objective, the High Yield Bond Subaccount purchases shares of the High Yield Bond Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and, therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating premium payments to this subaccount.
                             ---------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION,
OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
   PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MONY SERIES FUND,
 INC. AND THE ENTERPRISE ACCUMULATION TRUST. THESE PROSPECTUSES SHOULD BE READ
                  CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                             ---------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
TABLE OF CONTENTS.....................     i
IMPORTANT TERMS.......................     1
SUMMARY OF THE POLICY.................     4
  Purpose of the Policy...............     4
  Policy Values.......................     4
  The Death Benefit...................     5
  Premium Features....................     5
  Allocation Options..................     6
  Transfer of Fund Value..............     6
  Policy Loans........................     6
  Full Surrender......................     6
  Partial Surrender...................     6
  Preferred Partial Surrender.........     7
  Free Look Period....................     7
  Grace Period and Lapse..............     7
  Charges and Deductions..............     7
     Deductions from Premiums.........     7
     Daily Deduction from the Variable
       Account........................     8
     Deductions from Fund Value.......     8
     Fund Charge......................     8
     Transaction and Other Charges....     9
  Tax Treatment of Increases in Fund
     Value............................    10
  Tax Treatment of Death Benefit......    10
  The Guaranteed Interest Account.....    10
  Contacting the Company..............    10
INFORMATION ABOUT THE COMPANY AND THE
  VARIABLE ACCOUNT....................    10
  MONY Life Insurance Company of
     America..........................    10
  Year 2000 Issue.....................    11
  MONY America Variable Account L.....    11
  The Funds...........................    12
  Purchase of Portfolio Shares by the
     Variable Account.................    13
     The Money Market Portfolio.......    14
     The Government Securities
       Portfolio......................    14
     The Intermediate Bond
       Portfolio......................    14
     The Long Term Bond Portfolio.....    14
     The Equity Portfolio.............    14
     The Small Cap Portfolio..........    14
     The Managed Portfolio............    14
     The International Growth
       Portfolio......................    14
     The High Yield Bond Portfolio....    14
THE POLICY............................    15
  Application for a Policy............    15
     Temporary Insurance Coverage.....    15
     Initial Premium Payment..........    16

                                        PAGE
                                        ----
     Policy Date......................    16
     Risk Classification..............    16
  Right to Examine a Policy -- Free
     Look Period......................    17
  Premiums............................    17
     Premium Flexibility..............    17
     Scheduled Premium Payments
       (Planned Premium Payments).....    17
     Choice of Guaranteed Death
       Benefit Riders.................    18
     Modified Endowment Contracts.....    18
     Unscheduled Premium Payments.....    18
     Premium Payments Affect the
       Continuation of the Policy.....    19
  Allocation of Net Premiums..........    19
  Death Benefits Under the Policy.....    20
     Option I.........................    20
     Option II........................    20
     Examples of Options I and II.....    21
     Changes in Death Benefit
       Option.........................    21
  Changes in Specified Amount.........    22
     Increases........................    22
     Decreases........................    23
  Guaranteed Death Benefits...........    23
  Other Optional Insurance Benefits...    24
     Waiver of Monthly Deductions
       Rider..........................    24
     Accidental Death Benefit Rider...    24
     Purchase Option Rider............    24
     Spouse's Term Rider..............    24
     Children's Term Insurance
       Rider..........................    25
     Benefits at Maturity.............    25
  Policy Values.......................    25
     Fund Value.......................    25
     Cash Value.......................    25
     Surrender Value..................    25
  Determination of Fund Value.........    25
  Calculating Unit Values for Each
     Subaccount.......................    26
  Transfer of Fund Value..............    26
  Right to Exchange Policy............    27
  Policy Loans........................    27
  Full Surrender......................    28
  Partial Surrender...................    28
  Preferred Partial Surrender.........    29
  Grace Period and Lapse..............    29
     Special Rule for First Two Policy
       Years..........................    29
     If Guaranteed Death Benefit Rider
       Is Not in Effect...............    30

                                        PAGE
                                        ----
     If Guaranteed Death Benefit Rider
       Is in Effect...................    30
  Reinstatement.......................    31
CHARGES AND DEDUCTIONS................    31
  Deductions from Premiums............    31
     Sales Charge.....................    31
     Tax Charges......................    31
  Daily Deductions from the Variable
     Account..........................    32
     Mortality and Expense Risk
       Charge.........................    32
  Monthly Deductions from Fund
     Value............................    32
     Cost of Insurance................    32
     Administrative Charge............    33
     Guaranteed Death Benefit
       Charge.........................    33
     Other Optional Insurance Benefits
       Charges........................    33
  Fund Charge.........................    33
     Administrative Fund Charge.......    34
     Sales Fund Charge................    34
     Effect of Changes in Specified
       Amount on the Fund Charge......    35
     Corporate Purchasers.............    35
     Transaction and Other Charges....    35
     Fees and Expenses of the Fund....    36
     Guarantee of Certain Charges.....    36
OTHER INFORMATION.....................    37
  Federal Income Tax Considerations...    37
     Definition of Life Insurance.....    37
     Diversification Requirements.....    37
     Tax Treatment of Policies........    38
     Conventional Life Insurance
       Policies.......................    38
     Modified Endowment Contracts.....    39
     Reasonableness Requirement for
       Charges........................    39
     Pension and Profit-Sharing
       Plans..........................    40
     Other Employee Benefit
       Programs.......................    40
     Other............................    40
  Charge for Company Income Taxes.....    40
  Voting of Fund Shares...............    41
  Disregard of Voting Instructions....    41
  Report to Policy Owners.............    41
  Substitution of Investment and Right
     to Change Operations.............    42

                                        PAGE
                                        ----
  Changes to Comply with Law..........    42
PERFORMANCE INFORMATION...............    42
THE GUARANTEED INTEREST ACCOUNT.......    43
  General Description.................    43
  Limitations on Amounts in the
     Guaranteed Interest Account......    44
  Death Benefit.......................    44
  Policy Charges......................    44
  Transfers...........................    44
  Surrenders and Policy Loans.........    45
MORE ABOUT THE POLICY.................    45
  Ownership...........................    45
     Joint Owners.....................    45
  Beneficiary.........................    45
  The Policy..........................    46
  Notification and Claims
     Procedures.......................    46
  Payments............................    46
  Payment Plan/Settlement
     Provisions.......................    46
  Payment in Case of Suicide..........    46
  Assignment..........................    47
  Errors on The Application...........    47
  Incontestability....................    47
  Policy Illustrations................    47
  Distribution of The Policy..........    47
MORE ABOUT THE COMPANY................    48
  Management..........................    48
  State Regulation....................    48
  Telephone Transfer Privileges.......    49
  Legal Proceedings...................    49
  Legal Matters.......................    49
  Experts.............................    49
  Registration Statement..............    49
  Independent Accountants.............    49
  Financial Statements................    50
Index to Financial Statements.........   F-1
Appendix A............................   A-1
Appendix B............................   B-1
Appendix C............................   C-1
Appendix D............................   D-1

                                IMPORTANT TERMS

     Age -- The Insured's age as of his or her nearest birthday on the Policy Date, increased by the number of complete Policy Years elapsed.

     Beneficiary -- The person or persons named by the Policy Owner in the application or by proper later designation to receive the death benefit proceeds upon the death of the Insured.

     Cash Value -- The Fund Value for the Policy less the Fund Charge.

     Company, the -- MONY Life Insurance Company of America.

     Free Look Period -- The Period which follows the application for the Policy and its issuance to the Policy Owner and which follows any application for an increase in Specified Amount. During the Free Look Period which follows the issuance of the Policy, the Policy Owner may cancel the Policy and receive a refund. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value.

     Fund Charge -- A contingent deferred charge. The Fund Charge consists of two separately calculated elements: the administrative Fund Charge and the sales Fund Charge. The Fund Charge is determined for the initial Specified Amount of the Policy and for each increase in Specified Amount.

     Funds -- The MONY Series Fund, Inc. and the Enterprise Accumulation Trust.

     Fund Value -- The Fund Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and the Guaranteed Interest Account, as well as any amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     General Account -- All assets of the Company other than those allocated to the Variable Account or to any other segregated separate account of the Company.

     Guaranteed Interest Account -- An account that is part of Company's General Account to which all or a portion of net premium payments may be allocated for accumulation at a fixed rate of interest (which may not be less than 5.0%) declared by Company.


     Guarantee Period -- The period during which the Specified Amount is guaranteed under the Guaranteed Death Benefit Rider. The Guaranteed Death Benefit Rider is not available in all states. See "Guaranteed Death Benefits", page 22.


     Home Office -- The Company's administrative office at 1740 Broadway, New York, New York, 10019. "Home Office" also includes the Company's Syracuse Operations Center at 1 MONY Plaza, Syracuse, N.Y. 13202.

     Insured -- The person upon whose life the Policy is issued and whose death is the contingency upon which the death benefit proceeds are payable.

     Loan Account -- An account to which amounts are transferred from the Subaccounts and the Guaranteed Interest Account as collateral for any Outstanding Debt. The Loan Account is part of the Company's General Account, and it accumulates interest at a guaranteed rate of 5.0%.

     Maturity Date -- The Policy Anniversary on which the Insured is Age 95.

     Minimum Monthly Premium -- The amount determined by the Company which is necessary to keep the Policy in force for the first two Policy Years.

     Monthly Anniversary Day -- The day each month on which the monthly deduction is due against the Fund Value. The first Monthly Anniversary Day is the Policy Date.

     Outstanding Debt -- The unpaid loan balance including accrued loan interest due and unpaid.

     Partial Surrender -- The surrender of a portion of the Policy. At least $500 of Surrender Value must remain after a Partial Surrender, or a full surrender of the Policy will be required.

     Planned Premium Payments -- The premium amount specified on the application as the amount the Policy Owner intends to pay at selected intervals over a specified period of time. Within specified limits, premiums in excess of Planned Premium Payments may be paid. Planned Premium Payments may be changed at any time. For policies offered or issued for delivery outside the Commonwealth of Massachusetts, see the term "Scheduled Premium Payments".

     Policy Date -- The date set forth on page 1 of the Policy that is used to determine the Monthly Anniversary Day, Policy months, and Policy years. Policy monthly, quarterly, semiannual and annual Anniversaries are measured from the Policy Date. Each Policy month starts on the same date in each calendar month as that specified as the Policy Date. Where the Policy Date is the 29th, 30th, or 31st of a month, and there is no such date in a calendar month, the Policy month for such month will start on the last day of that calendar month.

     Policy Owner or Owner -- The person who owns the Policy. The Policy Owner will be the Insured unless otherwise stated in the application. If the Policy has been absolutely assigned, the assignee becomes the Policy Owner. A collateral assignee is not the Owner.

     Portfolio(s) -- The separate investment portfolios of the Funds.

     Preferred Partial Surrender -- An amount, up to 10% of Cash Value, which may be surrendered without the application of a Fund Charge or reduction in specified amount.

     Rider -- The addendum to a Policy which adds an optional insurance benefit to the Policy.

     Scheduled Premium Payments -- The premium amount specified on the application as the amount the Policy Owner intends to pay at fixed intervals over a specified period of time. Within specified limits, premiums in excess of the Scheduled Premium Payments may be paid. Scheduled Premium Payments may be changed at any time. For policies offered or issued for delivery in the Commonwealth of Massachusetts, see the term "Planned Premium Payments".

     Specified Amount -- The minimum death benefit for so long as the Policy remains in force. The Specified Amount may be increased or decreased under certain circumstances.

     Subaccounts -- The subdivisions of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of one of the Funds.

     Surrender Value -- The Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest.

     Target Premium -- The maximum amount of premiums paid against which the Fund Charge may be applied.

     Transaction Date -- The date the Company receives a premium or acceptable written or telephone request at the Home Office. If the premium or request reaches the Home Office on a day which is not a Valuation Date or after the close of business on a Valuation Date (i.e., after 4:00 p.m. Eastern Time), the Transaction Date will be the next Valuation Date.

     Unearned Loan Interest -- The amount of interest on Outstanding Debt which has not yet been earned by the Company. Interest on new Policy loans or Outstanding Debt is charged in advance on the date of the loan or the Policy Anniversary, as appropriate.

     Unit -- The bookkeeping measure used to value the amounts allocated to the Subaccounts of the Variable Account.

     Unit Value -- The value of the Units of each Subaccount of the Variable Account. Unit Values are calculated for each Subaccount on each Valuation Date.

     Valuation Date -- Each date on which the Variable Account is valued, which currently includes each day that the New York Stock Exchange is open for trading and on which there is sufficient trading in the securities of a Portfolio of the Funds to affect materially the unit value of the corresponding Subaccount of the Variable Account.

     Valuation Period -- The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

     Variable Account -- The Company's Variable Account L, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.

                             SUMMARY OF THE POLICY

     This summary is intended to provide a brief overview of the more significant aspects of the Policy. Further detail is provided in this prospectus and in the Policy. Unless the context indicates otherwise, the discussion in this summary and the remainder of the prospectus relates to the portion of the Policy involving the Variable Account. The Guaranteed Interest Account is
briefly described under "The Guaranteed Interest Account," on page   and in the
Policy.

PURPOSE OF THE POLICY

     The Policy offers a Policy Owner insurance protection on the life of the Insured through the Maturity Date for so long as the Policy is in force. A maturity benefit will be paid in lieu of a death benefit when the Policy reaches the Maturity Date during the Insured's lifetime. Like traditional fixed life insurance, the Policy provides for a death benefit equal to its Specified Amount, accumulation of cash value, and surrender and loan privileges. Unlike traditional fixed life insurance, the Policy offers a choice of investment alternatives and an opportunity for the Policy's Fund Value and its death benefit, to grow based on investment results. The Policy is a flexible premium policy, so that, unlike many other insurance policies, a Policy Owner may choose the amount and frequency of premium payments, within certain limits.

POLICY VALUES

     A Policy Owner may allocate net premium payments among the various Subaccounts that comprise the Variable Account and that invest in corresponding Portfolios of the MONY Series Fund and the Accumulation Trust. A Policy Owner may also allocate net premium payments to the Guaranteed Interest Account. The Loan Account represents amounts set aside in the General Account of the Company as collateral for Outstanding Debt.

     The Fund Value of the Policy is the sum of amounts allocated to the Subaccounts of the Variable Account, the Guaranteed Interest Account and the Loan Account. The Cash Value of the Policy is the Fund Value less the Fund Charge. The Surrender Value of the Policy is the Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest.


     Depending on the investment experience of the selected Subaccounts, the Fund Value may increase or decrease on any day. The death benefit may or may not increase or decrease depending upon several factors, including the death benefit option selected by the Policy Owner, although the death benefit will never decrease below the Specified Amount provided the Policy is in force. There is no guarantee that the Policy's Fund Value and death benefit will increase. The Policy Owner bears the investment risk on that portion of the net premiums and Fund Value allocated to the Variable Account.


     The Policy will remain in force until the earliest of the Maturity Date, the death of the Insured, or a full surrender of the Policy, unless, before any of these events, the Policy lapses and a Grace Period expires without sufficient additional premium payment or repayment of Outstanding Debt by the Policy Owner.


     Generally, the Policy will remain in force only as long as the Cash Value less any Outstanding Debt is sufficient to pay all the monthly deductions. However, if the premiums paid meet the Minimum Monthly Premium requirement during the first two Policy years, the Policy and all Rider coverages will remain in force even if the Cash Value of the Policy less any Outstanding Debt is not sufficient to pay the monthly deductions. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy and most Rider coverages will remain in force for the Guarantee Period if the required premiums have been paid and Cash Value exceeds Outstanding Debt. The amount by which the death benefit may exceed the Specified Amount is not guaranteed to remain in force during a Guarantee Period. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

THE DEATH BENEFIT


     The minimum Specified Amount for a Policy is $100,000. A Policy Owner may elect one of two options to calculate the amount of death benefit payable under the Policy, which may increase the death benefit. Under Option I, the death benefit will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day, or, if greater, the Fund Value (determined as of the date of the Insured's death) plus the Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage required by the federal tax law definition of life insurance. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value (determined as of the date of the Insured's death) or, if greater, the Fund Value (determined as of the date of the Insured's death) plus the Fund Value on the last Monthly Anniversary Day multiplied by the death benefit percentage. Policy Owners seeking to have favorable investment performance reflected in increasing Fund Value should choose Option I; Policy Owners seeking to have favorable investment performance reflected in increasing insurance coverage should choose Option II. A Policy Owner may change the death benefit Option and increase or decrease the Specified Amount, subject to certain
conditions. See "Death Benefits Under the Policy," page   .



     The Policy Owner may, at time of application, choose to purchase one of two Guaranteed Death Benefit Riders. These Riders provide a guarantee that the Specified Amount and most Rider coverages will remain in force for the Guarantee Period regardless of the amount of the Policy's Surrender Value. The Riders allow a choice of Guarantee Periods: (i) to the Insured's Age 75 or ten years from the Policy Date, whichever is later, or (ii) to the Maturity Date. The Minimum Monthly Premium will be higher if the guarantee to Maturity Date is chosen. The amount of the additional premium required will vary depending upon the Rider chosen. An extra charge will also be deducted from the Fund Value each month the Rider is in effect. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. See
"Guaranteed Death Benefits," page   .


PREMIUM FEATURES

     The Company requires a Policy Owner to pay an initial premium equal to at least the Minimum Monthly Premium that is defined by the Company. Thereafter, subject to certain limitations, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium Payment that provides for the payment of level premiums in regular intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium Payment on either an annual, semiannual, or quarterly basis, at the option of the Policy Owner; however, the Policy Owner may not be required to pay Scheduled Premium Payments. Premiums may be paid monthly under the MONYMatic plan where the Owner authorizes the Company to withdraw Scheduled Premium Payments from the Owner's checking account each month. (For Policies offered or issued for delivery in the Commonwealth of Massachusetts, the Policy Owner will be asked to indicate on the application the amount the Policy Owner intends to pay at selected intervals. For those Policy Owners, the term "Scheduled Premium Payment" used in this Prospectus, refers to Planned Premium Payments.)

     The amount, frequency, and period of time over which a Policy Owner pays premiums may affect whether or not the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions. For more information on the tax treatment of life insurance contracts, including those classified as modified endowment contracts. See "Federal Income Tax
Considerations," page   .

     Payment of the Scheduled Premiums will not guarantee that a Policy will
remain in force. See "Grace Period and Lapse," page   . Unscheduled premium
payments may not be less than $250. The Company also may reject or limit any premium payment that would result in an immediate increase in the net amount at risk under the Policy, although such a premium may be accepted with satisfactory evidence of insurability.

ALLOCATION OPTIONS

     The Subaccounts invest in portfolios of two mutual funds which offer the Policy Owner the opportunity to direct the Company to invest in diversified portfolios of stocks, bonds, money market instruments, or a combination of these securities. Each of the Subaccounts invests exclusively in shares of a designated portfolio (a "Portfolio") of the MONY Series Fund, Inc. (the "MONY Series Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust") (collectively the "Funds"). The available Portfolios of the Funds, each of which has a different investment objective, are the Money Market Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio, and the High Yield Bond
Portfolio. See "The Funds," page   .


     The Company is the investment manager of the MONY Series Fund. Enterprise Capital Management, Inc., a subsidiary of The Mutual Life Insurance Company of New York, is the investment manager of the Accumulation Trust. OpCap Advisors (formerly known as Quest for Value Advisors), a subsidiary of Oppenheimer Capital, is the sub-investment adviser, of the Equity and Managed Portfolios; GAMCO Investors, Inc. is the sub-investment adviser for the Small Cap Portfolio; Brinson Partners, Inc. is the sub-investment adviser of the International Growth Portfolio; and Caywood-Scholl Capital Corporation is the subinvestment adviser of the High Yield Bond Portfolio.


     The Policy Owner may choose to allocate net premium payments to any or all of the available Subaccounts constituting the Variable Account, and to the Guaranteed Interest Account.

TRANSFER OF FUND VALUE

     The Policy Owner may transfer Fund Value among the Subaccounts, and, subject to certain other limitations, between the Subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if an authorization for telephone transfer form has been properly completed and signed and filed at the
Company's Syracuse Operations Center. See "Transfer of Fund Values," page   .

POLICY LOANS

     The Policy Owner may borrow from the Company an amount up to 90% of the Policy's Cash Value less any existing Outstanding Debt. The minimum loan is $250. The Policy will be the only security required for a loan. See "Policy
Loans," page   .

     The amount of any Outstanding Debt reduced by any Unearned Loan Interest is subtracted from the death benefit or from the Cash Value upon surrender. See
"Full Surrender," page   . Outstanding Debt may also impact the continuation of
the Policy. See "Grace Period and Lapse," page   .

FULL SURRENDER

     The Owner can surrender the Policy during the life of the Insured and receive its Surrender Value, which is equal to the Fund Value less the Fund Charge and less any Outstanding Debt reduced by any Unearned Loan Interest.

PARTIAL SURRENDER

     Partial Surrenders are available under the Policy after the second Policy anniversary so long as the Surrender Value remaining after giving effect to the requested surrender and any fees which may be assessed as a result of the Partial Surrender exceeds any minimum requirements. If a Partial Surrender is for an amount which exceeds the amount available, it will be rejected and the request will be returned to the Policy Owner. A Partial Surrender may decrease the Specified Amount of a Policy if the Owner has elected death benefit Option I, and it will decrease the death benefit if the death benefit is greater than the Specified Amount under either Option I or II. See "Partial Surrender," at
page   .

     Among other restrictions, Partial Surrenders must be for at least $500, and the Policy's Surrender Value after the surrender must be at least $500. A Partial Surrender Fee of $25 or 2% of the amount surrendered, whichever is less, will be assessed against the remaining Fund Value. In addition, a portion of the Fund Charge may be assessed upon a Partial Surrender.

PREFERRED PARTIAL SURRENDER


     A Policy Owner may obtain during any Policy year after the second Policy anniversary amounts, up to 10% of Cash Value (on the date the first Partial Surrender request is received), without the application of a Fund Charge or reduction in Specified Amount. The Partial Surrender Fee, however, will be charged. This amount is referred to as the Preferred Partial Surrender Amount.
See "Preferred Partial Surrender", page   .


FREE LOOK PERIOD

     A Policy Owner may obtain a full refund of the premium paid if the Policy is returned within 10 days (or longer in certain states) after the Owner receives it, within 10 days after the Company mails or delivers the notice of the right of withdrawal, or 45 days after the application for the Policy is completed, whichever is later. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value. See "Right to Examine a
Policy -- Free Look Period", page   .

GRACE PERIOD AND LAPSE

     Payment of Scheduled Premium Payments will not guarantee that a Policy will remain in force. Instead, unless one of the Guaranteed Death Benefit Riders has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Cash Value less any Outstanding Debt. However, during the first two Policy years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and any fees relating thereto) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premium times the number of completed Policy months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. Even if Scheduled Premium Payments are made, if either of these two provisions do not apply, the Policy will lapse any time the Cash Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

     While the Guaranteed Death Benefit Rider is in force, if on any Monthly Anniversary Day the Cash Value is less than Outstanding Debt or the total premiums received less any Partial Surrenders and their fees do not exceed the premiums required under the Guaranteed Death Benefit Rider (See "Guaranteed
Death Benefits", page   .), a notice will be sent which will give the Policy
Owner 61 days from the date thereof to make additional payments to the Policy.
See "Grace Period and Lapse", page   .


     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas, and, therefore, Grace Period and Lapse will be treated as if the Guaranteed Death Benefit Rider is not in effect. See "Grace
Period and Lapse, page   .


CHARGES AND DEDUCTIONS

  Deductions from Premiums

     Certain charges are deducted from each premium payment under a Policy prior to applying the net premium to the Fund Value. These charges consist of the following items:

     Sales Charge -- A sales charge equal to 4% of each premium paid during the first ten Policy Years, 2% of each premium paid in Policy Years 11 through 20, and none thereafter.

     Tax Charge -- A state and local premium tax charge, currently equal to 2.0% of each premium, and a charge related to the federal tax treatment of deferred acquisition costs currently equal to 1.25% of each premium will be deducted to compensate the Company for these taxes. Actual state and local premium taxes vary, ranging from 0% to 4%. The Company does not expect to make a profit from
this charge. (See "Tax Charges", page   .)

  Daily Deduction from the Variable Account

     A charge is deducted from the Variable Account each day for the Mortality and Expense Risk Charge as described below.

     Mortality and Expense Risk Charge -- A charge is deducted daily from each Subaccount of the Variable Account for mortality and expense risks assumed by the Company. For the first 10 Policy years, this charge is equal to .002055% of the amount in the Subaccount, which is equivalent to an annual rate of .75% of Subaccount value. Each month the Policy remains in force after the tenth Policy Anniversary, the Fund Value allocated to the Subaccounts will be credited with an amount which will effectively reduce the Mortality and Expense Risk Charge. It is expected that this will be an amount equal to .04167% of the Subaccount value. This is equivalent to 0.5% on an annualized basis. This amount, which is not guaranteed, will be allocated among the Subaccounts proportionately on each Monthly Anniversary Day following the tenth Policy Anniversary.

  Deductions from Fund Value

     A charge called the Monthly Deduction is deducted from the Fund Value on each Monthly Anniversary Day. The monthly deduction consists of the following items:

     Cost of Insurance -- This monthly charge compensates the Company for providing life insurance coverage for the Insured. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the Policy at the beginning of each Policy Month.

     Administrative Charge -- An administrative charge is deducted each month based on the Specified Amount of the Policy. The administrative charge decreases after the first Policy year:

                                                             EACH OF             EACH POLICY MONTH
                                                      FIRST 12 POLICY MONTHS        THEREAFTER
                                                      ----------------------     -----------------
    Specified Amount:
      Less than $250,000............................          $31.50*                  $6.50
      $250,000 to $499,999..........................           28.50*                   3.50
      $500,000 or more..............................           25.00*                   None

---------------


* Reduced by $5.00 for issue ages 0 through 17. Because issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey, no reduction in administrative charge will occur.



     Guaranteed Death Benefit Charge -- If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand of Policy Specified Amount and certain Rider amounts per month will be charged during the Guarantee Period. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.


     Optional Insurance Benefits Charges -- The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider.

  Fund Charge

     The Company will assess a Fund Charge against Fund Value upon surrender of a Policy or reduction in the Specified Amount within fourteen years of the Policy Date or of a subsequent increase in Specified Amount. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge.

     Administrative Fund Charge -- The Administrative Fund Charge is equal to an amount per thousand of Specified Amount as follows:


                                                                              ADMINISTRATIVE
    ISSUE AGE*                                                                 FUND CHARGE
    ------------------------------------------------------------------------  --------------
    0-25....................................................................      $ 2.50
    26......................................................................        3.00
    27......................................................................        3.50
    28......................................................................        4.00
    29......................................................................        4.50
    30 or higher............................................................        5.00


---------------


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


     The amount of the charge remains level for five years. After the fifth year, the charge decreases by 10% per year until it reaches zero at the end of
the 14th year. See "Fund Charge -- Administrative Fund Charge", page   .

     Sales Fund Charge -- The Sales Fund Charge is equal to a percentage of the premiums paid in the first five years, up to a maximum amount of premiums called the Target Premium. The percentage of premiums varies by Age as follows:


    ISSUE AGE*                                                                  PERCENTAGE
    --------------------------------------------------------------------------  ----------
    0-17......................................................................      50%
    18-65.....................................................................      75
    66........................................................................      70
    67........................................................................      65
    68........................................................................      60
    69........................................................................      55
    70 or higher..............................................................      50


---------------


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


     The Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year. The Sales Fund Charge during the first two years that the Policy is in force is
limited. See "Fund Charge -- Sales Fund Charge", page   .

     Administrative Fund Charges and Sales Fund Charges are determined in a similar manner for increases in Specified Amount. Decreases in Specified Amount may result in immediate deduction of a portion of the Sales Fund Charge and Administrative Fund Charge from the Fund Value.

  Transaction and Other Charges

     A Partial Surrender Fee of the lesser of 2% of the amount surrendered and $25 will be assessed against the remaining Fund Value for any Partial Surrender or Preferred Partial Surrender. In addition, the Company reserves the right to charge a fee of $25 on transfers which exceed four in any Policy year.

     The operating expenses of the Variable Account are paid by the Company and certain charges, deductions, and fees are made or imposed to compensate the Company for these expenses and for the risk that the charges, deductions, and fees may not be sufficient to compensate the Company. Investment advisory fees and operating expenses of the Fund are paid by the Fund. For a description of
these charges, see "Charges and Deductions," page   .

TAX TREATMENT OF INCREASES IN FUND VALUE

     The Fund Value under the Policy is currently subject to the same federal income tax treatment as the cash value under fixed life insurance. Therefore, generally the Policy Owner will not be deemed to be in constructive receipt of the Fund Value unless and until the Policy Owner is deemed to be in receipt of a distribution from the Policy. For information on the tax treatment of the Policy and on the tax treatment of a Full Surrender, a Partial Surrender, a Preferred Partial Surrender, or a Policy loan, see "Federal Income Tax Considerations,"
page   .

TAX TREATMENT OF DEATH BENEFIT

     The death benefit under the Policy is currently subject to federal income tax treatment consistent with that of fixed life insurance. Therefore, generally the death benefit will be fully excludable from the gross income of the Beneficiary under the Internal Revenue Code. See "Federal Income Tax
Considerations," page   .

THE GUARANTEED INTEREST ACCOUNT

     The Policy Owner may allocate all or a portion of net premium payments and transfer Fund Value to the Guaranteed Interest Account, within specified limits. Amounts allocated to the Guaranteed Interest Account are held in the Company's General Account. The Company guarantees that the Fund Value allocated to the Guaranteed Interest Account will be credited interest daily at a rate equivalent to an effective annual rate of 5%. In addition, the Company may in its sole discretion pay interest in excess of the guaranteed amount. After the tenth Policy anniversary, it is expected the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account will be .5% higher than otherwise applicable. This increase is not guaranteed. See "The Guaranteed Interest
Account," page   .

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the Policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

             INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America (the "Company") is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New
York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969.


     The Company is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"), a mutual life insurance company organized under the laws of the state of New York in 1842. The principal office of Mutual of New York is located at 1740 Broadway, New York, New York 10019. It is admitted to do business in all states, as well as the District of Columbia, and Puerto Rico. As of the end of 1997, Mutual of New York had over $72.7 billion of life insurance in force and consolidated assets of approximately $22.0 billion.



     At December 31, 1997, Mutual of New York had approximately $133.2 million invested in the Company to support its insurance operations. Mutual of New York intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, Mutual of New York is under no obligation to make such contributions, and its assets do not back the benefits paid under the Policies.

     In September 1997, Mutual of New York announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY America Variable Account L or the Policies.



     At May 1, 1998, the rating assigned to the Company by A. M. Best Company, Inc., an independent insurance company rating organization, was A- (Excellent) based upon an analysis of financial condition and operating performance through the end of 1996. At the same date, Mutual of New York was rated A- (Excellent) on the same basis. The A. M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.


     The Company has a service agreement with Mutual of New York whereby Mutual of New York provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Policies itself, utilizing the services provided by Mutual of New York to meet its obligations under the Policies.

     MONY Securities Corp., a wholly owned subsidiary of Mutual of New York, is the principal underwriter for the Policies.


YEAR 2000 ISSUE



     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe computer capacity which would have been necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major system failure or in miscalculations.



     The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the "Year 2000" issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 problem may have a material impact on the operations of the Company. Further, even if the Company completes such modifications and conversions, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.



     MONY Series Fund and the Accumulation Trust have reviewed with their respective investment advisers and other suppliers of services the status of their Year 2000 issue. MONY Series Fund and the Accumulation Trust prospectuses, which are included in the Prospectus Portfolio, contain the results of those status reviews. See MONY Series Fund prospectus at page 20; Accumulation Trust
prospectus at page   .


MONY AMERICA VARIABLE ACCOUNT L

     The MONY America Variable Account L (the "Variable Account") is a separate investment account of the Company and at present is used only to support flexible premium variable life insurance policies. The assets in the Variable Account are kept separate from the General Account assets and other separate accounts of the Company.

     The Company owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account with a total market value equal to the Policy liabilities funded by the Variable Account. The Variable Account is divided into subdivisions called Subaccounts. The income, gains, or losses, realized or unrealized, of the Variable Account are credited to or charged against the assets held in the Variable Account without regard to the other income, gains, or losses of the Company. Assets in the Variable Account attributable to the reserves and other liabilities under the Policies are not chargeable with liabilities arising from any other business that the Company conducts. However, the Company may transfer to its General Account any assets which exceed anticipated obligations of the Variable Account. All obligations arising under the Policy are general corporate obligations of the Company. The Company may accumulate in the Variable Account proceeds from various Policy charges and investment results applicable to those assets.

     The Variable Account was established on March 27, 1987 under Arizona law under the authority of the Board of Directors of Company. The Variable Account is registered as a unit investment trust with the Securities and Exchange Commission ("SEC"). Such registration does not involve any supervision by the SEC of the administration or investment practices or policies of the Account.


     There are currently nine Subaccounts within the Variable Account available to the Policyholder. Each Subaccount invests exclusively in shares of a designated Portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These Portfolios are available to serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company as well as other life insurance companies, and may be available to certain pension accounts. They are not available directly to individual investors. The Company may in the future establish additional Subaccounts within the Variable Account, which may invest in other Portfolios of the Funds or in other securities. Not all Subaccounts are available to the Policy Owner.

THE FUNDS

     Each Subaccount of the Variable Account currently invests only in shares of a corresponding Portfolio of the MONY Series Fund, Inc. (the "MONY Series Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds"). The Funds are diversified, open end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds.


     Of the seven separate Portfolios of the MONY Series Fund, currently only four portfolios ("Portfolios"), each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account available to the Policy Owner. The Company acts as the investment manager of the MONY Series Fund. The Company is a registered investment adviser under the Investment Advisers Act of 1940. As investment adviser to the MONY Series Fund, the Company receives a daily investment advisory fee equivalent to an annual rate of 0.50 percent of the first $400 million, 0.35 percent of the next $400 million. and 0.30 percent of net assets in excess of $800 million of the aggregate average daily net assets of the Intermediate Term Bond, Long Term Bond, and Government Securities Portfolios of the MONY Series Fund, and 0.40 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent of net assets in excess of $800 million of the aggregate average daily net assets of the Money Market Portfolio of the MONY Series Fund, as described in the accompanying current prospectus for the MONY Series Fund. The Company, as investment adviser, has agreed to bear all expenses associated with organizing the Fund, the initial registration of its securities and the compensation of the Fund's directors, officers and employees who are interested persons of the Company. All other expenses, including the calculation of the net asset value of the Portfolios, will be borne by the Fund itself. The Company has entered into a Services Agreement with Mutual of New York for the provision of personnel, equipment, facilities and other services, in order to carry out its duties as investment adviser to the Fund.



     Of the five separate Portfolios of the Accumulation Trust, currently all five separate Portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Enterprise Capital Management, Inc., a wholly owned subsidiary of Mutual of New York, ("Enterprise Capital") acts as the investment manager of the Accumulation Trust. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive, effective on and after May 1, 1996, from the Accumulation Trust monthly compensation with respect to the Equity and Managed Portfolios that it advises at an annual rate of 0.80 percent of the first $400 million of the aggregate average daily net assets of those portfolios, 0.75 percent of the next $400 million of the aggregate average daily net assets of those portfolios, and 0.70 percent of the aggregate average daily net assets of those portfolios which exceed $800 million. OpCap Advisors, formerly known as Quest for Value Advisors, a subsidiary of Oppenheimer Capital, as the sub-investment adviser to the Equity and Managed Portfolios of the Accumulation Trust, will receive, effective on and after May 1, 1996 from Enterprise Capital and not the Accumulation Trust, 0.40 percent (0.30 percent of assets in excess of $1 billion) of the aggregate average daily net assets of the Equity and Managed Portfolios. Oppenheimer Capital is a subsidiary of Oppenheimer Financial Corporation. The change of name to OpCap Advisors was occasioned by the sale of certain of the operations of Quest for Value Advisors to Oppenheimer Management Corporation in November 1995. No change in the personnel responsible for the day-to-day management of the Equity and Managed Portfolios has occurred as a result of this change. GAMCO Investors, Inc., as sub-investment adviser to the Small Cap Portfolio of the Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust, 0.40 percent (0.30 percent of assets in excess of $1 billion) of the aggregate average daily net assets of the Small Cap Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the International Growth Portfolio that it advises at an annual rate of 0.85 percent of the aggregate average daily net assets of the International Growth Portfolio, and Brinson Partners, Inc., as the subinvestment adviser to the International Growth Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, 0.4495 percent (53% of the fee received by Enterprise Capital; the fee paid to Brinson Partners declines as assets exceed $100 million) of the aggregate average daily net assets of the International Growth Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the High Yield Bond Portfolio that it advises at an annual rate of 0.60 percent of the aggregate average daily net assets of the High Yield Bond Portfolios, and Caywood-Scholl Capital Corporation, as sub-investment adviser to the High Yield Bond Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, 0.30 percent (0.252 percent for assets in excess of $100 million) of the aggregate average daily net assets of the High Yield Bond Portfolio.


     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds, means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT

     The shares of each Portfolio are purchased by the Company for the corresponding Subaccount at net asset value, i.e., without sales load. All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless the Company, on behalf of the Variable Account, elects otherwise. Fund shares will be redeemed by the Company at their net asset value to the extent necessary to make payments under the Policies.

     Shares of the Funds are offered only for purchase by separate accounts of insurance companies, which may or may not be affiliated with the Company, or with each other. This is called "shared funding." They may also sell shares to separate accounts to serve as an investment medium for variable life insurance policies and for variable annuity contracts. Thus, the Funds serve as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." The Company currently does not foresee any disadvantages to Policy Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which the Funds serve as an investment medium might at some time be in conflict. However, the Company's and the MONY Series Fund's Boards of Directors, the Accumulation Trust's Board of Trustees, and any other insurance companies that participate in the Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Funds for mixed and/or shared funding. The Funds' Boards are required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.


     A summary of the investment objectives of each of the Portfolios of the Funds is described below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of each Fund, including information on the risks associated with the investment and investment techniques of each of the Portfolios.


        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

  The Money Market Portfolio

     The investment objective of the Money Market Portfolio is to seek maximum current income consistent with preservation of capital and maintenance of liquidity. The Money Market Portfolio attempts to achieve this objective by investing in money market instruments. MONY Series Fund offers this Portfolio.

  The Government Securities Portfolio

     The investment objective of the Government Securities Portfolio is the maximum current income over the intermediate term consistent with the preservation of capital, through investment in highly-rated debt securities, U.S. Government obligations, and money market instruments, with a dollar weighted average life of up to ten years at the time of purchase. MONY Series Fund offers this Portfolio.

  The Intermediate Bond Portfolio

     The investment objective of the Intermediate Bond Portfolio is to maximize income over the intermediate term consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. MONY Series Fund offers this Portfolio.

  The Long Term Bond Portfolio

     The investment objective of the Long Term Bond Portfolio is to maximize income over the longer term consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing in highly-rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. MONY Series Fund offers this Portfolio.

  The Equity Portfolio

     The investment objective of the Equity Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this Portfolio.

  The Small Cap Portfolio

     The Small Cap Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing in a diversified portfolio of primarily equity securities of companies with market capitalization of under $1 billion. The Accumulation Trust offers this Portfolio.

  The Managed Portfolio

     The investment objective of the Managed Portfolio is to provide growth of capital over time. The Portfolio seeks to achieve this investment objective by investing in a portfolio consisting of common stocks, bonds and cash equivalents, the percentage of which will vary over time based on the investment manager's assessment of the relative investment values. The Accumulation Trust offers this Portfolio.

  The International Growth Portfolio

     The investment objective of the International Growth Portfolio is to provide capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this portfolio.

  The High Yield Bond Portfolio

     The investment objective of the High Yield Bond Portfolio is to provide maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this portfolio.

                                   THE POLICY

     The variable life insurance benefits of the Policies are funded through the Policy Owner's Fund Value in the Variable Account and the Guaranteed Interest Account. The information included below describes the benefits, features, charges, and other major provisions of the Policies.

APPLICATION FOR A POLICY


     The Policy is designed to meet the needs of individuals and for corporations who wish to provide coverage and benefits for key employees. Individuals wishing to purchase the Policy must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corp. ("MSC"). The licensed agent will then submit the completed application to the Company. The Policy may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Except for Policies offered or issued for delivery in the States of Maryland and New Jersey, a Policy can be issued on the life of an Insured for Ages up to and including Age 80 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The Insured's Age is calculated as of the Insured's birthday nearest the Policy Date. Acceptance is subject to the Company's underwriting rules, and the Company reserves the right to request additional information and to reject an application.


     The minimum Specified Amount which may be applied for is $100,000. However, the Company also reserves the right to revise its rules from time to time to specify a different minimum Specified Amount at issue for subsequent issued Policies.

     Each Policy is issued with a Policy Date, which is the date used to determine the Monthly Anniversary Day, Policy Months, Policy Years, and Policy monthly, quarterly, semiannual and annual Anniversaries. The Policy Date will be stated on Page 1 of the Policy. The Policy Date will normally be the later of the date that delivery of the Policy is authorized by the Company (the "Policy Release Date") or the Policy Date requested in the application. Except as provided under the temporary insurance procedures defined below, no premiums may be paid with the application.

  Temporary Insurance Coverage

     If an applicant desires interim insurance coverage prior to the Policy Release Date, a Temporary Insurance Agreement is available. At the time an application is accepted by a licensed agent of the Company, the applicant must satisfactorily complete and sign the Temporary Insurance Agreement Form and submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Coverage commences under the Temporary Insurance Agreement on the date the Temporary Insurance Agreement Form is signed and the required premium amount has been paid, or if later, the requested Policy Date. See "Premium
Flexibility," page    .

     Once the coverage under the Temporary Insurance Agreement commences, it generally will run until the Policy Release Date, but in no event for more than 90 days from the date the Temporary Insurance Agreement Form is signed. In addition, this temporary insurance coverage will also cease on the earliest of
(a) the 45th day after the Temporary Insurance Agreement Form is signed if the last of the medical exams and tests initially required under the Company's published underwriting rules has not been completed by the applicant, (b) 5 days after the Company sends notice to the applicant that it declines to issue any Policy, (c) the date the applicant informs the Company that the Policy will be refused, (d) the Policy Release Date, if the Policy is issued as applied for, or
(e) where the Policy is issued other than as applied for, the earlier of the 15th day after the Policy Release Date or the date the Policy takes effect. If death occurs during the period of temporary coverage, the death benefit will be
(i) the lesser of $500,000 or the insurance coverage applied for on the life of the proposed Insured (including any optional Riders), less (ii) the Deductions from Premium and the Monthly Deduction due prior to the date of death.

     During the period before the Policy Release Date, premiums paid with the application pursuant to the Temporary Insurance Agreement will be held in the Company's General Account. Except as provided below, interest will be credited on the premium (less any Deductions from Premiums) held in the Company's General Account. The interest rate will be set by the Company, but will not be less than 5 percent per year. If the Policy is issued and accepted, these amounts will be applied to the Policy. These premiums will be returned (without interest) to the applicant within 5 days after:

          (1) the date the applicant informs the Company at or before the Policy Release Date (or where the Policy is authorized for delivery other than as applied for, on or before the 15th day after the Policy Release Date) that the Policy will be refused; or

          (2) the date which is 30 days after the application is signed, if any medical exams or tests required by the Company have not yet been completed.

Premiums will be returned with interest to the applicant within 5 days after the date the Company sends notice to the applicant declining to issue any Policy on the Insured.

  Initial Premium Payment

     If the application is approved and the Policy is subsequently issued, the balance due (if any) of the first Scheduled Premium Payment, as specified in the Policy, is payable upon delivery of the Policy. The Policy will take effect on the date the Policy is accepted by the applicant and the initial Scheduled Premium Payment has been paid, or the Policy Date requested in the application, if later. If a specific Policy Date has not been requested or if the Policy Date requested is prior to the Policy Release Date, upon receipt of the balance due (if any), the amount attributable to the Policy (including any premiums held in the General Account under the Temporary Insurance Agreement plus any interest credited in the General Account, less Deductions from Premiums) will be transferred to the Money Market Subaccount of the Variable Account on the Policy Release Date pending expiration of the applicable Free Look Period. After such transfer, the Monthly Deduction due prior to or on the Policy Release Date will be made. Upon expiration of the Free Look Period, amounts to be allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts to be allocated to the Guaranteed Interest Account will be allocated to that Account. (See "Right to Examine A Policy -- Free Look Period," below.)

  Policy Date

     If a specific Policy Date has been requested which is later than the Policy Release Date, the amount attributable to the Policy will be initially held in the General Account until the Policy Date. On the Policy Date, the amount attributable to the Policy less any Deductions from Premiums for the period commencing with the Policy Date will be transferred to the Money Market Subaccount of the Variable Account pending expiration of the applicable Free Look Period. Upon the expiration of the applicable Free Look Period, amounts allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts allocated to the Guaranteed Interest Account will be allocated to that Account. See "Right to Examine A Policy -- Free Look Period," below.

     Subject to the Company's approval, a Policy may be backdated, but the Policy Date may not be more than six months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if the Insured's lower issue Age results in lower cost of insurance rates. If the Policy is backdated, the initial Scheduled Premium Payment will include sufficient premium to cover additional charges incurred for the backdating period, since monthly deductions are made for the period the Policy Date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes which are used in calculating the cost of insurance and certain Rider charges. In assigning Insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method, which may require a medical examination of a proposed Insured, although other forms of underwriting may be used when deemed appropriate by the Company.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Free Look Period follows the application for the Policy and its issuance to the Policy Owner, and it also follows any application for an increase in Specified Amount and the issuance of an endorsement increasing the Specified Amount. The period runs to the latest of the date which is (a) 45 days after Part I of the application is signed, (b) 10 days (or longer in certain states) after the Policy Owner receives the Policy, or the endorsement of an increase in Specified Amount, as the case may be, or (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the Policy Owner. During the Free Look Period which follows the issuance of the Policy, the Policy Owner may cancel the Policy and receive a refund of the full amount of the premium paid. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market
Portfolio of the MONY Series Fund. See "Allocation of Net Premiums," page    .

PREMIUMS

     The Policy is a flexible premium policy, and it provides considerable flexibility, subject to the limitations described below, to pay premiums at the Policy Owner's discretion.

  Premium Flexibility

     The Company requires a Policy Owner to pay an amount equal to at least the Minimum Monthly Premium to place the Policy in force. If the premiums are to be paid less often than monthly, the premium required to place the Policy in force is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of Scheduled Premium Payments. This Minimum Monthly Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 32), and underwriting class of the Insured, and any Riders added to the Policy. The Minimum Monthly Premium will be shown in the Policy. Thereafter, subject to the limitations described below, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     If on each Monthly Anniversary Day during the first two Policy years, the sum of all premiums paid, less any Outstanding Debt and less any Partial Surrenders (and their fees), is greater than or equal to the Minimum Monthly Premium times the number of completed Policy months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. See
"Grace Period and Lapse," page    .

  Scheduled Premium Payments (Planned Premium Payments)

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium Payment that provides for the payment of level premiums at fixed intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium Payment amount on either an annual, semiannual, or quarterly basis, at the option of the Policy Owner. The minimum Scheduled Premium Payment is equal to the Minimum Monthly Premium multiplied by 12 divided by the Scheduled Premium Payment frequency. Although reminder notices will be sent, the Policy Owner may not be required to pay Scheduled Premium Payments. (For Policies offered or issued for delivery in the Commonwealth of Massachusetts, the Policy Owner will determine a Planned Premium Payment that provides for the payment of level premiums at selected intervals over a specified period of time. For those Policy Owners, the term "Scheduled Premium Payment" used in this Prospectus, refers to Planned Premium Payments.)

     Premiums, other than the first, may also be paid monthly under the MONYMatic plan where the Policy Owner authorizes the Company to withdraw premiums from the Owner's checking account each month.

Based on the Policy Date, up to two Minimum Monthly Premiums must be paid in cash before the MONYMatic plan will be accepted by the Company. Under the MONYMatic plan, the day on which premiums are withdrawn will be the 15th of the month. Payment of the Scheduled Premium Payments will not guarantee that a Policy will remain in force. Instead, unless one of the Guaranteed Death Benefit Riders has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Cash Value, less any Outstanding Debt. In addition during the first two Policy Years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and any fees relating thereto) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premium times the number of completed Policy Months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. Even if the Scheduled Premium Payments are made, if either of these two provisions do not apply, the Policy will lapse any time the Cash Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

  Choice of Guaranteed Death Benefit Riders

     When application for the Policy is made, the applicant will also have the opportunity to choose from one of two Guaranteed Death Benefit Riders, which may extend the period that the Specified Amount of the Policy and certain Rider coverages will remain in effect. The two options vary primarily by the length of the Guarantee Period. The available Guarantee Periods are: (i) to the Insured's Age 75 or ten years from the Policy Date, whichever is later, (the "Ten Year/Age 75 Guarantee Period") or (ii) to the Maturity Date (the "Lifetime Guarantee Period"). An extra charge will be deducted from the Fund Value each month during
the Guarantee Period. See "Guaranteed Death Benefits," page    .

     In the event that on any Monthly Anniversary Day the Cash Value exceeds Outstanding Debt, the Guaranteed Death Benefit Rider will keep the Policy in force provided that the cumulative Monthly Guarantee Premium due to date has been paid. This amount depends on which of the two Guarantee Periods are chosen, as well as the Specified Amount of the Policy, the Insured's age, gender, smoking status and underwriting class, and any additional insurance benefits added by Rider. For Policies with no Rider coverage other than the Guaranteed Death Benefit Rider, the Monthly Guarantee Premium times 12 for the Lifetime Guarantee Period will be equal to the guideline annual premium for Death Benefit Option I determined in accordance with the federal income tax law definition of life insurance. See "Federal Income Tax Considerations -- Definition of Life
Insurance," page    . The Monthly Guarantee Premium times 12 for the Ten
Year/Age 75 Guarantee Period will be the Target Premium that is used to
determine the maximum sales Fund Charge. See "Fund Charge," page    . The
guideline annual premium will always be higher than the Target Premium, so the required premium level for the Lifetime Guarantee Period will be greater than that required for the Ten Year/Age 75 Guarantee Period. Adding other optional insurance benefits by Rider to the Policy will increase the Monthly Guarantee Premium above those indicated.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the Scheduled Premium Payments for the Policy. (See Appendix C and D.)


     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.


  Modified Endowment Contracts

     The amount, frequency and period of time over which a Policy Owner pays premiums may affect whether the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions than conventional life insurance contracts. See "Federal Income Tax Considerations -- Modified
Endowment Contracts," page    .

  Unscheduled Premium Payments

     Generally, the Policy Owner can make unscheduled premium payments at any time and in any amount as long as each payment is at least $250.00. The Company may reject or limit any premium payment (Scheduled or unscheduled) that would result in an immediate increase in the death benefit payable, although such a premium may be accepted with satisfactory evidence of insurability. A premium payment would result in an immediate increase if the death benefit under a Policy is, or upon acceptance of the premium would be, equal to a Policy Owner's Fund Value multiplied by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits under the
Policy," page    and "Federal Income Tax Considerations -- Definition of Life
Insurance," page    . If satisfactory evidence of insurability is not received, the payment, or a portion thereof may be returned. In addition, all or a portion of a premium payment will be rejected and returned to the Policy Owner if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Unscheduled premium payments will be treated as premium payments, and not as a repayment of Outstanding Debt, unless a Policy Owner requests otherwise. If the Policy Owner does request that the payment be treated as a repayment of Outstanding Debt, any portion of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are not deducted from payments used as a repayment of Outstanding Debt, but are deducted from any payment which constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy


     If premium payments are stopped, temporarily or permanently, the Policy will continue in effect until the Cash Value less any Outstanding Debt can no longer cover the Monthly Deductions from the Fund Value for the Policy and any optional insurance benefits added by Rider. At that point, the Policy will
lapse. See "Grace Period and Lapse," page    . If the Minimum Monthly Premium
requirements are satisfied during the first two Policy years, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt during this two year period. See "Premiums -- Premium Flexibility," page
   . If one of the Guaranteed Death Benefit Riders is in effect, the Specified Amount of the Policy and certain Rider coverages will remain in force until the end of the Guarantee Period if premium payments required by the Rider have been made and Cash Value exceeds Outstanding Debt. The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas. See
"Guaranteed Death Benefits," page    .


     Certain charges will be deducted from each premium payment. See "Charges
and Deductions," page    . The remainder of the premium, referred to as the "net
premium", will be allocated as described below under "Allocation of Net
Premiums."

ALLOCATION OF NET PREMIUMS

     In the application for the Policy, the Policy Owner selects the Subaccounts of the Variable Account or the Guaranteed Interest Account to which net premium payments will be allocated. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. The Fund Value will be automatically allocated according to the Policy Owner's instructions contained in the application at the end of the Free Look Period. Net premiums received after the Free Look Period will be allocated upon receipt among the Subaccounts of the Variable Account and the Guaranteed Interest Account according to the Policy Owner's most recent instructions. If instructions for allocation of premiums are not included in the application or are incomplete, all allocations will be made to the Money Market Subaccount until a subsequent notification of allocation percentages is received.

     Net premiums may be allocated in whole percentages to any number of Subaccounts and to the Guaranteed Interest Account, provided that no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%. Available allocation alternatives include the nine Subaccounts and the Guaranteed Interest Account.

     A Policy Owner may change the allocation of net premiums at any time by submitting a proper written request to the Company's Home Office. In addition, changes in net premium allocation instructions may be made by telephone if an authorization for telephone transfer form has been properly completed, signed and filed at the Company's Syracuse Operations Center. The Company reserves the right to discontinue telephone net premium allocation instructions. See "Telephone Transfer Privileges", page
   . The revised allocation percentages will be applied within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the Policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. That amount will be shown on the specifications page of the Policy and is called the "Specified Amount." The minimum Specified Amount is $100,000.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay death benefit proceeds to a named Beneficiary. Death benefit proceeds will consist of the death benefit under the Policy, plus any insurance proceeds provided by Rider, less any Outstanding Debt reduced by any Unearned Loan Interest (and, if in the Grace Period, further reduced by any overdue charges).

     Each Policy Owner may select one of two death benefit Options: Option I or Option II. Generally the applicant designates the death benefit Option in the application. If no Option is designated, Option I will be assumed by the Company to have been selected. Subject to certain restrictions, the Policy Owner can change the death benefit Option selected. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy.

  Option I

     Under Option I, the death benefit will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day or, if greater, the Fund Value on the date of death plus the Fund Value (determined as of the end of the Monthly Anniversary Day concurrent with or prior to the date of death) multiplied by a Death Benefit Percentage. The death benefit percentages vary according to the Age of the Insured and will be at least equal to the percentage defined in the Internal Revenue Code, which addresses the definition of a life insurance policy for tax purposes. See
"Federal Income Tax Considerations -- Definition of Life Insurance," page    .
The Death Benefit Percentage is 150% for an Insured at Age 40 or under, and it declines for older Insureds. A table showing the Death Benefit Percentages is in Appendix A to this prospectus and in the Policy. Policy Owners who are seeking to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, should choose Option I.

  Option II

     Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value on the date of death or, if greater, the Fund Value on the date of death plus the Fund Value (determined as of the end of the Monthly Anniversary Day concurrent with or prior to the date of death) multiplied by a Death Benefit Percentage. The Death Benefit Percentage is the same as that used in connection with Option I and is stated in Appendix A. The death benefit under Option II will always vary as Fund Value varies. Therefore, Policy Owners who seek to have favorable investment performance reflected in increased insurance coverage should choose Option II.

  Examples of Options I and II

     The following examples demonstrate the determination of death benefits under Options I and II. The examples show three Policies -- Policies 1, 2, and 3 -- with the same Specified Amount, but Fund Values that vary as shown, and which assume an Insured is Age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a Monthly Anniversary Day.

                                                                 POLICY 1   POLICY 2   POLICY 3
                                                                 --------   --------   --------
Specified Amount...............................................  $100,000   $100,000   $100,000
Fund Value on Date of Death....................................  $ 35,000   $ 60,000   $ 85,000
Death Benefit Percentage.......................................       150%       150%       150%
Death Benefit under Option I...................................  $100,000   $150,000   $212,500
Death Benefit under Option II..................................  $135,000   $160,000   $212,500

     Under Option I, the death benefit for Policy 1 is equal to $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value plus the Fund Value multiplied by the Death Benefit Percentage ($35,000 plus $35,000 X 150%=$87,500). In contrast, for both Policies 2 and 3 under Option I, the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($60,000 plus $60,000 X 150%=$150,000 for Policy 2; $85,000 plus
$85,000 X 150%=$212,500 for Policy 3) is greater than the Specified Amount ($100,000), so the death benefit is equal to the higher value. Under Option II, the death benefit for Policy 1 is equal to $135,000 since the death benefit is the greater of Specified Amount plus Fund Value ($100,000 + $35,000=$135,000) or the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($35,000 plus $35,000 X 150%=$87,500). Similarly, in Policy 2, Specified Amount plus Fund Value ($100,000 + $60,000=$160,000) is greater than Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($60,000 plus $60,000 X 150%=$150,000). In contrast, in Policy 3, the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($85,000 plus $85,000 X 150%=$212,500) is greater than the Specified Amount plus Fund Value ($100,000 X $85,000=$185,000), so the death benefit is equal to the higher value.

     Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

  Changes in Death Benefit Option

     A Policy Owner may request that the death benefit under the Policy be changed from Option I to Option II, or from Option II to Option I. Changes in the death benefit Option may be made on any Monthly Anniversary Day and should be made in writing to the Company's Home Office. A change from Option II to Option I may be made without evidence of insurability; a change from Option I to Option II will require evidence of insurability satisfactory to the Company. The effective date of any such change requested between Monthly anniversaries will be the next Monthly Anniversary Day after the change is accepted.

     A change in the death benefit from Option I to Option II is accomplished by reducing the Specified Amount of the Policy by the amount of the Policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. Although there is no immediate change in the total death benefit, the change to Option II will affect the determination of the death benefit from that point on since the Fund Value will then be added to the new Specified Amount, and the death benefit will then vary with Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     A change in the death benefit from Option II to Option I will result in a decrease in the death benefit payable under the policy. The Specified Amount of the Policy remains the same before and after the change; however, the death benefit is reduced to an amount equal to the Specified Amount. From that point on, the death benefit will equal the Specified Amount (or, if higher, the Fund Value times the applicable Death Benefit Percentage, as required by the federal tax law definition of life insurance). The change in Option will generally reduce the death benefit payable in the future.

     A change in death benefit Option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk, which generally is the amount by which the death benefit exceeds Fund Value. See "Cost of
Insurance," page    . Assuming that the Policy's death benefit is not based on the Death Benefit Percentage under either Option I or II, changing from Option II to Option I will generally decrease the net amount at risk, and therefore decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT


     A Policy Owner may request an increase or decrease in the Specified Amount under a Policy subject to approval from the Company. A change in Specified Amount may be made at any time after the second Policy anniversary. Increases in Specified Amount are not permitted on or after the Insured's Age 81. For Policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted on or after the Insured's Age 66. Increasing the Specified Amount will generally increase the death benefit payable under the Policy, and decreasing the Specified Amount will generally decrease the death benefit payable. The amount of change in the death benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the death benefit under the Policy is being calculated using the Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the Policy is in force and the subsequent level of Policy values. For example, an increase in Specified Amount may increase the net amount at risk under a Policy, which will increase a Policy Owner's cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a Policy Owner's cost of insurance charges over time.


     Any request for an increase or decrease in Specified Amount must be made by written application to the Company's Home Office. It will become effective on the Monthly Anniversary Day on or next following the Company's acceptance of the request. If the Policy Owner is not the Insured, the Company may also require the consent of the Insured before accepting a request.

  Increases

     Additional evidence of insurability satisfactory to the Company will be required for an increase in Specified Amount. An increase will not be given for increments of Specified Amount less than $10,000.

     A requested increase in the Specified Amount will create a new "coverage segment" for which cost of insurance and other charges will be computed
separately. See "Charges and Deductions," page    . In addition, the Fund Charge
associated with the Policy will increase. The Fund Charge for the increase is calculated in a similar manner as for the original Specified Amount. The Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted prospectively to reflect the increase in Specified Amount. If the Specified Amount is increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all segments. Fund Value will also be allocated to each coverage segment.

     You will have the right to cancel an increase in the Specified Amount within the later of (i) 45 days after Part I of the application for the increase is signed, (ii) ten days (or longer in certain states) after receipt of the Policy endorsement applicable to the increase, or, (iii) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The Policy Fund Charge will also be adjusted to the amount which would have existed had the increase never taken place.

  Decreases

     Any decrease in Specified Amount (whether specifically requested by the Policy Owner or as a result of a Partial Surrender or a death benefit Option change) will first be applied to reduce the coverage segments of Specified Amount associated with the most recent increases, then the next most recent increases successively, and finally to the original Specified Amount. A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

     If the reduction decreases the Specified Amount during the Fund Charge period, the Fund Charge on the remaining Specified Amount will be reduced; however, an amount equal to the reduction in the Fund Charge will be deducted
from the Fund Value. See "Fund Charge," page    . Target Premiums, and the
required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to disallow a requested decrease, and will not permit a requested decrease, among other reasons, (i) if compliance with the guideline premium limitations under federal tax law resulting from the requested decrease would result in immediate termination of the Policy, or (ii) if, to effect the requested decrease, payments to the Policy Owner would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Surrender Value under the Policy. If we not approve a change you have requested, we will send you a written notice of our decision about making the change. See "Federal Income Tax
Considerations -- Definition of Life Insurance," page      .

GUARANTEED DEATH BENEFITS

     Generally, the length of time the Policy remains in force depends on the Cash Value less the Outstanding Debt of the Policy. Because the charges that maintain the Policy are deducted monthly from the Fund Value, coverage will last as long as the Cash Value less the Outstanding Debt of the Policy is sufficient
to pay these charges. See "Grace Period and Lapse," page      . The investment
experience of any amounts in the Subaccounts of the Variable Account and the interest earned in the Guaranteed Interest Account will affect the amount of the Fund Value and, as a result, the length of time the Policy remains in force without the payment of additional premiums.

     When application for a Policy is made, the Policy Owner will have the opportunity to choose from one of two Guaranteed Death Benefit Riders, which may extend the period that the Specified Amount of the Policy and certain other Rider coverages will remain in effect if the Subaccounts suffer adverse investment experience. The two options vary primarily by the length of time which they cover, which is called the Guarantee Period. Premiums required by the Rider vary depending on the Guarantee Period chosen. See "Choice of Guaranteed
Death Benefit Riders," page      .

     Although the premiums required under the Rider for the two options are different, determination as to whether either of the Guaranteed Death Benefit Riders will remain in effect are similar. On each Monthly Anniversary Day, two tests will be performed: under the first test Cash Value must exceed Outstanding Debt; and under the second test (i) the actual premiums paid, less the amount of any Partial Surrenders (and any fees imposed as a result of the Partial Surrender) must equal or exceed (ii) the Monthly Guarantee Premium for the Rider chosen times the number of complete months since the Policy Date. If the Policy fails to meet either test on any Monthly Anniversary Day, the Guarantee Period, and therefore the Guaranteed Death Benefit Rider, will terminate. Once terminated, the Guaranteed Death Benefit Rider can not be reinstated.

     There is a Grace Period for this Rider. See "Grace Period and Lapse -- If
Guaranteed Death Benefit Rider Is in Effect", page      .

     There is a charge for the Guaranteed Death Benefit Rider. See "Guaranteed
Death Benefit Charge," page      . This charge will end at the conclusion of the
Ten Year/Age 75 Guarantee Period if that Rider is chosen, and it will end for either Rider if at any time the Policy fails the monthly tests.

     Please refer to the Policy for additional information on the Guaranteed Death Benefit Riders.


     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.


OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, a Policy Owner may elect to add one or more of the optional insurance benefits described below to the Policy at the time of application for a Policy. These other optional insurance benefits are added to the Policy by Rider. A charge will be deducted monthly from the Fund Value for each optional insurance benefit added to the Policy. See "Charges and
Deductions," page      . The amounts of these benefits are fully guaranteed at
issue, and they can be canceled by the Policy Owner at any time. Certain restrictions may apply and are described in the applicable Rider. In addition, adding or canceling these benefits may have an effect on the Policy's status as a modified endowment contract. See "Federal Income Tax Considerations --
Modified Endowment Contracts," page      . An insurance agent authorized to
sell the Policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available Riders other than those listed below. Contact an insurance agent authorized to sell the Policy for a complete list of the Riders available.

  Waiver of Monthly Deductions Rider

     This Rider provides that during a covered disability of the Insured, while the Policy remains in force, the monthly administrative charges, cost of insurance charges and Rider charges will be waived and therefore not deducted from the Fund Value. This Rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider.

  Accidental Death Benefit Rider

     This Rider will pay the benefit amount selected if the Insured dies as a result of an accident after the Insured's Age 5 and prior to Age 70. A benefit equal to twice the Rider amount is payable if accidental death occurs as the result of riding as a passenger in a public conveyance then being operated commercially to transport passengers for hire. The maximum amount of coverage is the initial specified amount but not more than the greater of $100,000 total coverage of all such insurance in the Company or in any insurance company affiliate of the Company nor more than $200,000 of all such coverages, regardless of insurance companies issuing such coverages.

  Purchase Option Rider

     This Rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the Insured remains insurable. Increases under this Rider may be added on the Policy anniversary when the Insured's Age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon marriage of the Insured, or the birth of a child of the Insured, or upon the legal adoption of a child by the Insured. A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Spouse's Term Rider

     This Rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's Age 80. The minimum amount of coverage is $25,000 and the maximum amount of coverage equals the Specified Amount of the Policy. The Rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the Spouse's Age 65 or 5 years from the issue of the Rider, if later.

  Children's Term Insurance Rider

     This Rider provides term insurance coverage on the lives of the children of the Insured under age 18 which continues to the Policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of the initial Specified Amount or $10,000. Upon the expiration of the Rider coverage it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.

  Benefits at Maturity

     If the Insured is living on the Maturity Date, the Company will pay to the Policy Owner, as an endowment benefit, the Surrender Value of the Policy. Payment ordinarily will be made within seven days of the Policy Anniversary, although payments may be postponed in certain circumstances. See "Payments,"
page      .

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and any Guaranteed Interest Account, as well as the amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     On each Valuation Date, the portion of the Fund Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. On each Monthly Anniversary Day, the portion of the Fund Value allocated to a particular Subaccount also will be adjusted to reflect the assessment of the monthly deduction. See "Determination of Fund Value," page
     . No minimum amount of Fund Value is guaranteed. A Policy Owner bears the risk for the investment experience of Fund Value allocated to the Subaccounts.

  Cash Value

     The Cash Value of the Policy equals the Fund Value less the Fund Charge. Thus, the Fund Value will exceed the Policy's Cash Value by the amount of the Fund Charge. Once the Fund Charge has expired, the Fund Value will equal the Cash Value.

  Surrender Value

     The Surrender Value of the Policy equals the Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest. The Owner can surrender a Policy at any time while the Insured is living and receive its Surrender
Value. See "Full Surrender," page      .

DETERMINATION OF FUND VALUE

     Although the death benefit under a Policy can never be less than the Policy's Specified Amount, the Fund Value will vary depending upon several factors, including the investment performance of the Subaccounts to which Fund Value has been allocated, payment of premiums, the amount of any Outstanding Debt, Partial Surrenders, Preferred Partial Surrenders, and the charges assessed in connection with the Policy. There is no guaranteed minimum Fund Value and the Policy Owner bears the entire investment risk relating to the investment performance of Fund Value allocated to the Subaccounts.

     The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The value of the Subaccounts will reflect the investment experience of the corresponding Portfolio. The investment experience reflects the investment income, realized and unrealized capital gains and losses and expenses of the Portfolio and any dividends or distributions declared by a Portfolio. Any dividends or distributions from any Portfolio of the Funds will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Variable Account, elects otherwise. The Subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the Subaccounts are measured in terms of Units, which are a measure of value used for bookkeeping purposes. The value of amounts invested in each Subaccount is represented by the value of the Units credited to the Policy for that Subaccount. On any given day, the amount in a Subaccount of the Variable Account is equal to the Unit value times the number of Units credited to the Policy in that Subaccount. The Units of each Subaccount will have different Unit values.

     Units of a Subaccount are purchased (credited) whenever premiums or transfer amounts (including transfers from the Loan Account) are allocated to that Subaccount. Units are redeemed (debited) to make Partial Surrenders, Preferred Partial Surrenders, to transfer amounts from a Subaccount (including transfers to the Loan Account), and to pay the death benefit when the Insured dies. Units are also redeemed to pay the monthly deductions from the Policy's Fund Value, for Policy transaction charges, and to pay Fund Charges, if any. The number of Units purchased or redeemed in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Unit Value of the affected Subaccount, calculated after the close of business that day. The number of Units changes only as a result of Policy transactions or charges; the number of Units credited will not change because of subsequent changes in Unit Value.

     Transactions are processed as of the Transaction Date. The Transaction Date is the date a premium or an acceptable written or telephone request is received at the Home Office. If the premium or request reaches the Home Office on a day which is not a Valuation Date, or after the close of business on a Valuation Date (that is, after 4:00 p.m. Eastern Time), the Transaction Date will be the next succeeding Valuation Date. All Policy transactions are performed as of a Valuation Date. If a Transaction Date or Monthly Anniversary Day occurs on a day other than a Valuation Date (e.g., on a Saturday), the calculation will take place on the next Valuation date (e.g., on the following Monday).

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Unit Value of a Subaccount on any Valuation Date is calculated by the Company on every Valuation Date as follows:

          1. Calculate the value of the shares of the Portfolio belonging to the Subaccount as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, the Net Asset Value per share reported to the Company by the managers of the Portfolio is used.

          2. Add the value of any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. Subtract from this amount a charge for taxes, if any.

          3. Subtract a charge for the mortality and expense risk assumed by the Company under the Policy. See "Daily Deductions From the Variable
     Account -- Mortality and Expense Risk Charge", page      . If the previous
     day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          4. Divide the resulting amount by the number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

The Unit Value of each Subaccount on its first Valuation Date was set at $10.00.

TRANSFER OF FUND VALUE

     Fund Value may be transferred after the Free Look Period among the Subaccounts by the Policy Owner upon proper written request to the Company's Home Office. Transfers may be made by telephone if an authorization for telephone transfer form has been properly completed and signed and filed at the Company's Syracuse Operations Center. See "Telephone Transfer Privileges," page
     . Currently, there are no limitations on the number of transfers between Subaccounts, no minimum amount required for a transfer, nor any minimum amount required to remain in a given Subaccount after a transfer. Further, no transfer may be made if a Policy is in the Grace Period and a payment required to avoid lapse is
not paid. See "Grace Period and Lapse," page      . No charges are currently
imposed upon such transfers. The Company reserves the right, however, at a future date to assess a $25 transfer charge on Policy transfers in excess of four in any Policy year and to discontinue telephone transfers. For Policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company guarantees that no transfer charge will be imposed on transfers made within one year from the date the Policy is issued.

     Fund Value may also be transferred after the Free Look Period and within specified limits from the Subaccounts to the Guaranteed Interest Account; however, such a transfer will only be permitted in the Policy month following a Policy Anniversary. Transfers from the Guaranteed Interest Account to the Subaccounts are also restricted as described in "The Guaranteed Interest
Account," page      .

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date or an increase in the Specified Amount, the Policy Owner may exercise the right to exchange the Policy from one in which the investment experience is not guaranteed into a guaranteed Policy. This is accomplished by the transfer of the entire amount in the Subaccounts of the Variable Account to the Guaranteed Interest Account, and the allocation of all future premium payments to the Guaranteed Interest Account. This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will be imposed on the transfer in exercising this exchange privilege. See "The Guaranteed Interest
Account," page      .

POLICY LOANS

     The Policy Owner may borrow money from the Company at any time using the Policy as the only security for the loan by submitting a proper written request to the Company's Home Office. A loan may be taken any time a Policy has a positive Cash Value. The minimum loan that can be taken is $250. The maximum amount that can be borrowed at any time is 90% of the Cash Value of the Policy less any Outstanding Debt. (If the loan is requested on a Monthly Anniversary Day, the maximum loan amount is further reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in advance at an annual rate of 5.4%. Since interest is payable in advance, a Policy loan will generate Outstanding Debt which exceeds the loan amount. For example, a $10,000 loan taken on the first day of the Policy year will generate Outstanding Debt of $10,575. Interest on the full amount of any Outstanding Debt is due for each subsequent Policy year on the Policy Anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     The Owner may repay all or part of the Outstanding Debt at any time while the Policy is in force. Only payments indicated as loan or interest payments will be treated as such. Loan repayments reduce the Outstanding Debt by the amount of the payment plus a factor reflecting the interest previously paid in advance for that Policy year on the Outstanding Debt. For example, a loan repayment of $10,000 on the first day of the Policy year will reduce the Outstanding Debt by $10,575. The difference between the loan repayment and the reduction in the Outstanding Debt is referred to as Unearned Loan Interest. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a Scheduled Premium Payment.

     When a Policy Owner takes a loan, an amount equal to the loan is transferred out of the Policy Owner's Fund Value in the Subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. The Policy Owner may, within certain limits, specify the amount or the percentage of the loan amount to be deducted from the Subaccounts. The maximum portion of the loan which may be allocated to the Guaranteed Interest Account is equal to the Guaranteed Interest Account's prorated portion of the loan based on the Fund Values on the date of the loan. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. Each Policy Anniversary, an amount equal to the loan interest due and unpaid for the Policy Year will be transferred to the Loan Account from the Subaccounts and Guaranteed Interest Account on the basis specified by the Policy Owner, or, if not specified, on a proportional basis.

     The Loan Account is a part of the Company's General Account. Amounts held in the Loan Account are credited monthly with a fixed rate of interest equal to an annualized rate of 5.0%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be .5% higher than otherwise applicable. This increase is not guaranteed.

     Loan repayments release funds from the Loan Account. Unless otherwise requested by a Policy Owner, amounts released from the Loan Account as a result of a loan repayment will be transferred into the Subaccounts and Guaranteed Interest Account in accordance with the most recent allocation instructions for Scheduled Premium Payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     While the amount to secure the Outstanding Debt is held in the Loan Account, the Policy Owner forgoes the investment experience of the Subaccounts and the current interest rate of the Guaranteed Interest Account on that amount. Thus Outstanding Debt, whether or not repaid, will have a permanent effect on the Policy's values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt reduced by any Unearned Loan Interest will be deducted from the amount of death benefit paid upon the death of the Insured, or the Surrender Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the Policy remains in force. After the second Policy Anniversary, the Policy will lapse when Cash Value minus Outstanding Debt is insufficient to cover the monthly deduction against the Policy's Fund Value on any Monthly Anniversary Day and the minimum payment required is not made during the Grace Period. Moreover, the Policy may enter the Grace Period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the Guarantee Period under the Guaranteed Minimum Death Benefit Rider may end if Outstanding Debt exceeds the Cash Value of the Policy. Additional payments or repayment of a portion of Outstanding Debt may be required to keep the Policy or Rider in
force. See "Grace Period and Lapse," page      .

     A loan will not be treated as a distribution from the Policy and will not result in taxable income to the Policy Owner unless the Policy is a modified endowment contract, in which case a loan will be treated as a distribution that may give rise to taxable income. For more information on the tax treatment of
loans, see "Federal Income Tax Considerations," page      .

FULL SURRENDER

     A Policy Owner may fully surrender a Policy at any time during the life of the Insured. The amount received in the event of a full surrender is the Policy's Surrender Value, which is equal to its Fund Value less any applicable Fund Charge and less any Outstanding Debt reduced by any Unearned Loan Interest.

     A Policy Owner may surrender a Policy by sending a written request together with the Policy to the Company's Home Office. The proceeds will be determined as of the end of the Valuation Period during which the request for a surrender is received. A Policy Owner may elect to have the proceeds paid in cash or applied
under a payment plan offered under the Policy. See "Payment Plan," page      .
For information on the tax effects of a surrender of a Policy, see "Federal
Income Tax Considerations," page      .

PARTIAL SURRENDER

     A Partial Surrender allows the Policy Owner to obtain a portion of the Surrender Value of the Policy without having to surrender the Policy in full. A Partial Surrender may be made after the second Policy anniversary. There is currently no limit on the number of Partial Surrenders allowed in a Policy year, but the Company reserves the right to limit the number of Partial Surrenders to 12 per year.

     A Partial Surrender must be for at least $500 (plus the applicable fee), and the Policy's Surrender Value after the Partial Surrender must be at least $500.

     The Policy Owner may make a Partial Surrender by submitting a proper written request to the Company's Home Office. As of the effective date of any Partial Surrender, the Policy Owner's Fund Value, Cash Value, and Surrender Value will be reduced by the amount surrendered (plus the applicable fee). The amount of the Partial Surrender (plus the applicable fee) will be allocated proportionately to the Policy Owner's Fund Value in the Subaccounts and the Guaranteed Interest Account unless otherwise requested by the Policy Owner. If the Insured dies after the request for a Partial Surrender is sent to the Company and prior to the Partial Surrender being effected, the amount of the Partial Surrender will be deducted from the death benefit proceeds, which will be determined without taking into account the amount surrendered.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option I, the Specified Amount under the Policy is decreased by the lesser of (i) the amount of the Partial Surrender or (ii) if the death benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the death benefit and the amount of the Partial Surrender. A Partial Surrender will not change the Specified Amount of a Policy on which the Owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the Partial Surrender will reduce the death benefit by the amount of the Partial Surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the Insured, a Partial Surrender may cause the death benefit to decrease by an amount greater than the amount of the Partial Surrender. See "Death Benefits under the Policy,"
page      .

     A fee for each Partial Surrender will be assessed. See "Charges and
Deductions -- Transaction and Other Charges", page      . In addition, a portion
of the Fund Charge may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and Deductions -- Fund Charge,"
page      .

     For information on the tax treatment of Partial Surrenders, see "Federal
Income Tax Considerations," page      .

PREFERRED PARTIAL SURRENDER

     A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the Policy Owner to receive amounts up to 10% of the Cash Value of the Policy each year (on the date the first request for a Partial Surrender is received in a Policy Year). The Partial Surrender Fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.

GRACE PERIOD AND LAPSE

     In general, the Policy and all Riders attached to it will continue in force as long as the Cash Value less Outstanding Debt of the Policy is sufficient to pay all the deductions that are taken from Fund Value each month. The Policy will lapse only when the Cash Value less Outstanding Debt is insufficient to cover the current monthly deduction against the Policy's Fund Value on any Monthly Anniversary Day, and a 61-day Grace Period expires without the Policy Owner making a sufficient payment.

  Special Rule for First Two Policy Years

     During the first two Policy years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and its fees) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premiums times the number of completed Policy months, the Policy and all attached Riders are guaranteed not to lapse, regardless of the amount of Cash Value less Outstanding Debt.

     If the insufficiency occurs at any time after the second Policy anniversary, or if the Minimum Monthly Premium test has not been met during the first two Policy years, the Policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect, as explained below.

  If Guaranteed Death Benefit Rider Is Not in Effect

     If an insufficiency occurs and a Guaranteed Death Benefit Rider is not in effect, the Owner must pay during the Grace Period the amount required under the Policy to avoid Lapse. In addition, payment of any loan interest accrued for the Policy year but unpaid as of the Monthly Anniversary Day when insufficiency occurs may be required prior to the end of the Grace Period.

     The Company will not accept any payment if it would cause the Policy Owner's total premium payments to exceed the maximum permissible premium for the Policy's Specified Amount under the Internal Revenue Code. This may occur when the Policy Owner has Outstanding Debt, in which case the Policy Owner could repay a sufficient portion of the Outstanding Debt to avoid termination. In this instance, the Policy Owner may wish to repay an additional portion of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums for the Policy's Specified Amount, the Policy Owner may also wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Cash Value of the Policy less Outstanding Debt is insufficient to cover the entire monthly deduction on a Monthly Anniversary Day, the Company will deduct the amount that is available. The Company will notify the Policy Owner (and any assignee of record) of the payment required to keep the Policy in force. The Policy Owner will then have a Grace Period of 61 days, measured from the date the notice is sent, to make the required payment. During the first two Policy years, the payment required is the amount of Minimum Monthly Premium not paid plus not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly Premiums remaining until the next Scheduled Premium due date). After the Second Policy anniversary, the payment required is the amount of the Monthly Deduction not paid plus not less than two succeeding Monthly Deductions (or the number of Monthly Deductions remaining until the next Scheduled Premium due date), grossed up by the amount of the Deductions from
Premiums (see "Charges and Deductions -- Deductions from Premiums", page      ).
The Policy will remain in force through the Grace Period. Failure to make the required payment within the Grace Period will result in termination of coverage under the Policy, and the Policy will lapse. If the required payment is made during the Grace Period, any premium paid will be allocated among the Subaccounts of the Variable Account and the Guaranteed Interest Account in accordance with the Policy Owner's current Scheduled Premium Payment allocation instructions. Any monthly deduction due will be charged to the Subaccounts and the Guaranteed Interest Account on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid monthly deductions and any Outstanding Debt reduced by any Unearned Loan Interest.

  If Guaranteed Death Benefit Rider Is in Effect

     If a Guaranteed Death Benefit Rider is in effect and the tests for continuation of the Guarantee Period have been met, the Specified Amount of the Policy and most Rider coverages will not lapse during the Guarantee Period even if the Cash Value less Outstanding Debt is not sufficient to cover all the deductions from the Fund Value on any Monthly Anniversary Day. See "Guaranteed
Death Benefits", page      .

     While the Guaranteed Death Benefit Rider is in effect, the Fund Value of the Policy may be reduced by Monthly Deductions, but not below zero. Any Monthly Deductions during the Guarantee Period which would reduce the Fund Value below zero will be waived.

     The Guaranteed Death Benefit Rider will be terminated if the Policy does not meet the monthly tests, as explained in "Guaranteed Death Benefits", page
     , and the payment required under the Riders is not made within the Grace Period. If the Guaranteed Death Benefit Rider is terminated, the normal test for lapse will resume.


     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas, and, therefore, Grace Period and Lapse will be treated as described in the immediately preceding section entitled "If the Guaranteed Death Benefit Is Not In Effect".

  Reinstatement

     The Company will reinstate a lapsed Policy (but not a Policy which has been surrendered for its Surrender Value) at any time within five years after the Monthly Anniversary Day immediately before the start of the Grace Period but before the Maturity Date, provided the Company receives the following: (i) a written application from the Policy Owner; (ii) evidence of insurability satisfactory to the Company; (iii) payment of all monthly deductions that were due and unpaid during the Grace Period; (iv) payment of an amount at least sufficient to keep the Policy in force for three months after the date of reinstatement; and (v) payment of due and unpaid interest on Outstanding Debt to the next succeeding Policy Anniversary Day.

     When the Policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse, subject to the following: (i) the Fund Charge will be equal to the Fund Charge that would have existed had the Policy been in force since the original Policy Date; (ii) the Fund Value will be reduced by the decrease, if any, in the Fund Charge during the period which the Policy was not in force; (iii) any Outstanding Debt on the date of lapse will also be reinstated; and, (iv) no interest on amounts held in the Company's Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement. Reinstatement will be effective as of the Monthly Anniversary Day on or preceding the date of approval by the Company, and Fund Value minus, if applicable, Outstanding Debt will be allocated among the Subaccounts and the Guaranteed Interest Account in accordance with the Policy Owner's most recent Scheduled Premium Payment allocation instructions.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to allocation of the net premium to the Policy Owner's Fund Value. These charges consists of the following items:

  Sales Charge

     The sales charge is equal to 4% of each premium paid during the first ten Policy Years, 2% of each premium paid during Policy years 11 through 20, and none thereafter.

     The sales charge is deducted to compensate the Company for the cost of distributing the Policies. The amount derived by the Company from the sales charge is not expected to be sufficient to cover the sales and distribution expenses in connection with the Policies. If surrendered within 15 years after issuance, or within 15 years following an increase in the Specified Amount, the Policy will also be subject to a Fund Charge, which is described on page 33. To the extent that sales and distribution expenses exceed sales charges and any amounts derived from the sales Fund Charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risks and from mortality gains.

  Tax Charges

     All states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. The Company currently deducts an amount equal to 2.0% of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%, and, therefore, the 2% deduction may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. The 2.0% rate approximates the average tax rate the Company expects to pay on premiums. The Company does not expect to make a profit from this charge.

     A charge currently equal to 1.25% of each premium payment is deducted from each premium to cover the estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums received. The Company believes this charge for deferred acquisitions costs is reasonable in relation to the Company's increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from a Policy Owner are not subject to this tax.

     The Company reserves the right to increase or decrease charge for taxes due to any change in tax law or due to any change in the cost to the Company.

DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT

  Mortality and Expense Risk Charge

     Each day a charge is deducted for mortality and expense risks assumed by the Company. During the first 10 Policy years, this charge is equal to .002055% per day of the amount in the Subaccounts of the Variable Account, which is equivalent to an annual rate of .75% of the portion of the Policy Fund Value allocated to the Variable Account. Each month the Policy remains in force after the tenth Policy Anniversary, the Fund Value allocated to the Subaccounts will be credited with an amount which will effectively reduce the Mortality and Expense Risk Charge. It is expected that this will be an amount equal to .04167% of the Subaccount amount. This is equivalent to 0.5% on an annualized basis. This amount, which is not guaranteed, will be allocated among the Subaccounts proportionately on each Monthly Anniversary Day following the tenth Policy anniversary.

     The mortality and expense risk charge is assessed to compensate the Company for assuming mortality and expense risks under the Policies. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet the Company's actual claims. The expense risk the Company assumes is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses. The Company will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. The Company may use this profit for other purposes, including any distribution expenses not covered by the sales charge or Sales Fund Charge.

     This charge is not assessed against the amount of the Policy Fund Value which is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

MONTHLY DEDUCTIONS FROM FUND VALUE

     A charge called the monthly deduction is deducted from a Policy's Fund Value in the Subaccounts and Guaranteed Interest Account beginning on the Policy Date and on each Monthly Anniversary Day thereafter. The monthly deduction consists of the following items:

  Cost of Insurance

     This monthly charge compensates the Company for the anticipated cost of paying death benefits in excess of Fund Value to Beneficiaries of Insureds who die. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under a Policy at the beginning of the Policy Month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the Policy Month less the Fund Value at the beginning of the Policy Month.

     The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables (for issue ages under 18, no smoker/nonsmoker adjustment is made and where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Mortality Table B). These rates are based on the Age and underwriting class of the Insured. They are also based on the gender of the Insured, except that unisex rates are used where appropriate under applicable law, including in the states of Montana and Massachusetts and in Policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, the Company charges "current rates" that are lower (i.e., less expensive) than the guaranteed rates, and the Company may also change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the Insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the Age of the Insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a subsequent decrease in Specified Amount).

  Administrative Charge

     An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by Issue Age of the Insured, Policy duration and with the size of a Policy's Specified Amount.

                                                                   FIRST 12          EACH POLICY
                                                                 POLICY MONTHS     MONTH THEREAFTER
                                                                 -------------     ----------------
Specified Amount:
  Less than $250,000...........................................     $ 31.50*            $ 6.50
  $250,000 to $499,999.........................................       28.50*              3.50
  $500,000 or more.............................................       25.00*              None

---------------


* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


     For purposes of this charge, if an increase or decrease in Specified Amount causes a Policy to change bands, the monthly administrative charges on the Monthly Anniversary Day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the Policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

  Guaranteed Death Benefit Charge

     If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand dollars of Policy Specified Amount and certain Rider amounts is deducted each month during the Guarantee Period. This charge is guaranteed never to exceed this amount.


     The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.


  Other Optional Insurance Benefits Charges

     The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider. See "Other Optional Insurance Benefits,"
page      .

FUND CHARGE

     There will be a difference between the Fund Value of the Policy and its Cash Value for at least the first fourteen Policy years. This difference is the Fund Charge, a contingent deferred load. It is a contingent load because it is assessed only if the Policy is surrendered, if the Policy lapses, or if the Specified Amount of the Policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charge against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

  Administrative Fund Charge

     The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:


                                                                              ADMINISTRATIVE
                                   ISSUE AGE*                                  FUND CHARGE
    ------------------------------------------------------------------------  --------------
    0-25....................................................................      $ 2.50
    26......................................................................        3.00
    27......................................................................        3.50
    28......................................................................        4.00
    29......................................................................        4.50
    30 or higher............................................................        5.00


---------------


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.


The amount of the charge remains level for five Policy years. After the fifth Policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th Policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

     For example, if a Policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third Policy Year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that Policy is increased in the fourth Policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

     The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

  Sales Fund Charge

     To determine the Sales Fund Charge, a "Target Premium" is used. The Target Premium is not based on the Minimum Annual Premiums or the Scheduled Premium Payments. The maximum Sales Fund Charge for the initial Specified Amount of the Policy will be equal to the following percentage of premiums paid up to one Target Premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for a Policy is a percentage of the premiums paid on the Policy during the first five Policy years, up to the maximum. This percentage varies by the Age of the Insured on the Policy Date as follows:


                                                                                 PERCENTAGE OF
                                     AGE*                                        PREMIUMS PAID
-------------------------------------------------------------------------------  -------------
0-17...........................................................................        50%
18-65..........................................................................        75
66.............................................................................        70
67.............................................................................        65
68.............................................................................        60
69.............................................................................        55
70 or higher...................................................................        50


---------------


* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

     During the first two Policy years, the Sales Fund Charge will be further limited.

     As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund Charge during the first five Policy Years would be 75% of this amount, or $435.00.

     The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

  Effect of Changes in Specified Amount on the Fund Charge

     The Fund Charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The Fund Charge related to the increase will be calculated in the same manner as the Fund Charge for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales Fund Charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new Fund Charge for the Policy will equal the remaining portion of the Fund Charge for the original Specified Amount, plus the Fund Charge related to the increase.

     A portion of the Fund Charge will be deducted from the Fund Value whenever the Specified Amount of the Policy is reduced. This may result from a requested decrease, a change of death benefit option from Option II to Option I, or a Partial Surrender. The Fund Charge, as well as the transaction charge assessed for the Partial Surrender, if applicable, will be deducted from the Subaccounts and the Guaranteed Interest Account on the same basis that the Partial Surrender is allocated. For purposes of this calculation, if any Subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the Subaccounts from which the Partial Surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the Policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.

CORPORATE PURCHASERS

     The Policy is available for individuals and for corporations and other institutions. For corporate or other group or sponsored arrangements purchasing one or more Policies, the Company may reduce the amount of the Sales Fund Charge, Administrative Fund Charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or the amount of projected premium payments.

TRANSACTION AND OTHER CHARGES

     A Partial Surrender fee will be deducted from the Fund Value for each Partial Surrender Transaction. The fee will equal the lesser of $25 and 2% of the Partial Surrender amount. This charge is guaranteed not to exceed these amounts.

     The Company currently does not charge for transfers of Fund Value between the Subaccounts. The Company does, however, reserve the right to assess a $25 charge on transfers which exceed four in any Policy year. For Policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company guarantees that no transfer charge will be imposed on transfers made within one year from the date the Policy is issued.

     The Company may charge the Subaccounts for federal income taxes incurred by the Company that are attributable to the Variable Account and its Subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes,"
page      .


     The Company will bear the direct operating expenses of the Variable
Account.



FEES AND EXPENSES OF THE FUND



     The Subaccounts purchase shares of the corresponding Portfolio of the underlying Fund. The Fund and each of its Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio and are set forth below. The Funds are governed by their Boards. The Fund's expenses are not fixed or specified under the terms of the Policy. The advisory fees and other expenses are summarized at pages 11-12 of this Prospectus and are more fully described in the prospectuses of the Funds.



     Information contained in the following table was provided by the respective Funds, which are solely responsible for such information.



                       ANNUAL EXPENSES FOR THE YEAR ENDED


                               DECEMBER 31, 1997



                                                                        EXPENSES
                                                     MANAGEMENT          (AFTER            TOTAL
                    FUND/PORTFOLIO                      FEES         REIMBURSEMENT)       EXPENSES
    -----------------------------------------------  ----------   ---------------------   --------
    MONY Series Fund, Inc.
      Intermediate Term Bond Portfolio.............      .42%(1)           .09%(2)           .51%
      Long Term Bond Portfolio.....................      .42(1)            .07(2)            .49
      Government Securities Portfolio..............      .42(1)            .14(2)            .56
      Money Market Portfolio.......................      .40               .06(2)            .46
    Enterprise Accumulation Trust
      Equity Portfolio.............................      .80%              .04%(3)           .84%
      Small Cap Portfolio..........................      .80               .06(3)            .86
      Managed Portfolio............................      .73               .03(3)            .76
      International Growth Portfolio...............      .85               .34(3)           1.19
      High Yield Bond Portfolio....................      .60               .17(3)            .77


---------------


1. Management Fees reflect investment advisory fees of .50% which became effective on and after October 14, 1997. Prior thereto, the investment advisory fees were .40%. The amount shown reflects fees actually incurred by the respective Portfolio.



2. Expenses reflect the reallocation of the fees and expenses associated with the computation of the net asset value of the Fund from MONY America to the Fund which became effective on and after October 14, 1997. Expenses also include custodial credit percentages as follows: Intermediate Term
    Bond -- .0080%; Long Term Bond -- .0043%; Government Securities -- .0169%; and Money Market -- .0048%.



3. Reflects expense reimbursements in effect on May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity -- .84%; Small Cap -- .86%; Managed -- .76%; International Growth -- 1.19%; and High Yield Bond -- .77%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.


GUARANTEE OF CERTAIN CHARGES

     The Company guarantees that certain charges will not increase. This includes the charge for mortality and expense risks, the administrative charge, the sales charge, the guaranteed cost of insurance rates, and the Fund Charge.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made by class of Insured and will be based on changes in future expectations with respect to investment earnings, mortality, length of time policies will remain in effect, expenses, and taxes. In no event will they exceed the guaranteed rates defined in the Policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). This discussion is not intended as tax advice. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved, tax advice may be needed by a person contemplating the purchase of the Policy. It should, therefore, be understood that these comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy and that special rules which are not discussed herein may apply in certain situations. Moreover, no representation is made as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations by the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules described in this discussion or that relate directly or indirectly to life insurance policies. Finally, these comments do not take into account any state or local income tax considerations which may be involved in the purchase of the Policy.

  Definition of Life Insurance

     Section 7702 of the Internal Revenue Code (the "Code") provides that if one of two alternate tests are met, a policy will be treated as a life insurance policy for federal tax purposes. These tests are referred to as the "Cash Value Accumulation Test" and the "Guideline Premium/Cash Value Corridor Test".

     The Policy described in this Prospectus is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things,
(i) a maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium", and (ii) a minimum ongoing "corridor" of death benefit in relation to the Fund Value of the Policy, known as the "death benefit percentage." See Appendix B, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     The Company believes that the Policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the Beneficiary (whether the Beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax and the Policy Owner generally should not be deemed to be in constructive receipt of the cash values under the Policy until a full surrender thereof, maturity of the Policy, Partial Surrender, or Preferred Partial Surrender. In addition, certain Policy loans may be taxable in the case of Policies that are modified endowment contracts. Prospective Policy Owners that intend to use Policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate Owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each Portfolio is required to diversify its investments. Generally, a Portfolio is required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each

U.S. Government agency or instrumentality is treated as a separate issuer, and any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     While there should be no question that, for federal income tax purposes, the Portfolio shares underlying the Policies are owned by the Company and not by a Policy Owner or any Beneficiary, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. With the enactment of this legislation, the Policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance contracts, as described below. Taxation of pre-death distributions from Policies that are classified as modified endowment contracts is somewhat different, as described below.

     A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract. For example, if the "seven-pay premiums" were $1,000, the maximum premiums that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year; $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of premiums paid during each of the Policy's first seven contract years. Changes in benefits may require retesting to determine if the Policy is to be classified as a modified endowment contract.

  Conventional Life Insurance Policies

     If a Policy is not a modified endowment contract, upon full surrender or maturity of a Policy for its Surrender Value, the excess, if any, of the Surrender Value plus any outstanding Policy Debt over the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered through Partial Surrenders or Preferred Partial Surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all of the cash received through Partial Surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy Owner on Partial Surrenders occurring more than 15 years after the Policy Date will be taxable as ordinary income to the Policy Owner to the extent that it exceeds the cost basis under a Policy.

     The Company also believes that loans received under Policies that are not modified endowment contracts will be treated as indebtedness of the Owner, and that no part of any loan under the Policy will constitute income to the Owner unless the Policy is surrendered or upon maturity of the Policy. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy that is not a modified endowment contract may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy Loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrued basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may give rise to taxable income. Upon full surrender or maturity of the Policy, the Policy Owner would recognize ordinary income for federal income tax purposes equal to the amount by which the Surrender Value plus Outstanding Debt exceeds the investment in the Policy (usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income). Upon Partial Surrenders, Preferred Partial Surrenders, and Policy loans, the Policy Owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the Policy. The amount allocated to income is the amount by which the Fund Value of the Policy exceeds investment in the Policy immediately before the distribution. Under a tax law provision, if two or more policies which are classified as modified endowment contracts are purchased from any one insurance company, including the Company, during any calendar year, all such policies will be aggregated for purposes of determining the portion of the pre-death distributions allocable to income on the policies and the portion allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received: (i) when the taxpayer is at least 59 1/2 years old; (ii) which is attributable to the taxpayer becoming disabled; or
(iii) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If a Policy was not originally a modified endowment contract but becomes one, under Treasury Department regulations which are yet to be prescribed, pre-death distributions received in anticipation of a failure of a Policy to meet the seven-pay premium test are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxable as described above) even though, at the time of the distribution(s), the Policy was not yet a modified endowment contract. For this purpose, pursuant to the Code, any distribution made within two years before the Policy is classified as a modified endowment contract shall be treated as being made in anticipation of the Policy's failing to meet the seven-pay premium test.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, it may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrual basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Reasonableness Requirement for Charges

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a contract qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department is expected to promulgate regulations governing reasonableness standards for mortality charges. The Company believes that the mortality costs and other expenses used in making calculations to determine whether the Policy qualifies as life insurance meet the current requirements. It is possible that future regulations will contain standards that would require the Company to modify its mortality charges used for the purposes of the calculations in order to retain qualification of the Policy as life insurance for federal income tax purposes, and the Company reserves the right to make any such modifications.

  Pension and Profit-Sharing Plans

     If the Policies described in this Prospectus are purchased by a fund which forms part of a pension or profit-sharing plan qualified under Sections 401(a) or 403 of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     If purchased as part of a pension or profit sharing plan, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Fund Value will not be subject to Federal income tax. However, the Policy Fund Value will generally be taxable to the extent it exceeds the sum of $5,000 plus the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from his Policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy Owners also must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The Policy Owners legal advisor should be consulted to address these issues.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the jurisdiction and the circumstances of each Owner or Beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for such taxes, if any, attributable to the Account.

VOTING OF FUND SHARES

     In accordance with its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. The Company will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts of the Variable Account. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Policy is the Policy Owner. Unless otherwise required by applicable law, the number of votes as to which a Policy Owner will have the right to instruct for any Portfolio will be determined by dividing a Policy Owner's Fund Value in the Subaccount which corresponds to the Portfolio by $100. Fractional votes will be counted. The number of votes as to which a Policy Owner will have the right to instruct will be determined as of the date determined by the Company, but in no event shall such date be more than 90 days prior to the date established by the respective Fund for determining shareholders eligible to vote at the meeting of the respective Fund. If required by the Securities and Exchange Commission, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the respective Fund based upon the instructions received from Policy Owners. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Policy Owner's Fund Value held in each Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount which are not otherwise attributable to Policy Owners, if any, in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount and generally will exercise voting rights attributable to shares of Portfolios of the Funds held in its General Account, if any, in the same proportion as votes cast with respect to shares of Portfolios of the Funds held by the Variable Account and other separate accounts of the Company, in the aggregate.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by Policy Owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio, provided that the Company's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Policy Owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each Policy Owner setting forth a summary of the transactions which occurred since the last statement and indicating the death benefit, Specified Amount, Fund Value, Surrender Value, and any Outstanding Debt. In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the Subaccounts and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each Policy Owner will also receive an annual and a semiannual report containing financial statements for the Variable Account and the Funds, the latter of which will include a list of the portfolio securities of the

Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by the Variable Account or any of its other separate accounts or that the Variable Account or any of its other separate accounts may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any or all Portfolios of the Funds should become inappropriate in view of the purposes of the Policies, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Policies.

     Where required, the Company will not substitute any shares attributable to a Policy Owner's interest in a Variable Account without notice, Policy Owner approval, or prior approval of the Securities and Exchange Commission and without following the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, a portfolio thereof, or another suitable investment vehicle, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of Policy Owners to the provisions of the Policy to comply with, or give Policy Owners the benefit of, any Federal or State statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Internal Revenue Code, under regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the Subaccounts of the Variable Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law, which may include presentation of a change in a Policy Owner's Fund Value attributable to the performance of one or more Subaccounts, or as a change in Policy Owner's death benefit. Performance quotations may be expressed as a change in a Policy Owner's Fund Value over time or in terms of the average annual compounded rate of return on the Policy Owner's Fund Value, based upon a hypothetical Policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the Fund Charge, if applicable, by assuming a surrender at the end of the particular period, although other quotations may simultaneously be given that do not assume a surrender and do not take into account deduction of the Fund Charge.

     Performance information for the Variable Account may be compared, in advertisements, sales literature, and reports to Policy Owners to: (i) other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any Subaccount of the Variable Account reflects only the performance of a hypothetical Policy whose Fund Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolios of the Funds in which the Variable Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     Policy Owners may allocate all or a portion of their net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the Purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the Policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in the Variable Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     The Policy Owner may elect to allocate net premiums to the Guaranteed Interest Account, the Variable Account, or both. The Policy Owner may also transfer Fund Value from the Subaccounts of the Variable Account to the Guaranteed Interest Account, or from the Guaranteed Interest Account to the Subaccounts, subject to the limitations described below. Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5.0% annual rate, which will be guaranteed for approximately one year. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%.) After the tenth Policy anniversary, it is expected the annual interest rates that apply to the Fund Value in the

Guaranteed Interest Account and to the Loan Account will be .5% higher than otherwise applicable. Neither increase is guaranteed.

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the Policy Owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the Subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the Policy Owner
elects the Right to Exchange Policy. See "Right to Exchange Policy", page   .

DEATH BENEFIT

     The death benefit under the Policy will be determined in the same fashion for a Policy Owner who has Fund Value in the Guaranteed Interest Account as for a Policy Owner who has Fund Value in the Subaccounts. The death benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day or, if greater, Fund Value on the date of death plus Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage. See "Death Benefits
under the Policy," page   .

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Fund Charges will be the same for Policy Owners who allocate net premiums or transfer Fund Value to the Guaranteed Interest Account as for Policy Owners who allocate net premiums to the Subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider; and administrative Fund Charge and the sales Fund Charge. Fees for Partial Surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     Charges applicable to the Portfolios, including the operating expenses of the Portfolios, as well as the investment advisory fee charged by the Portfolio managers, will not be paid directly or indirectly by Policy Owners to the extent the Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the Subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that Policy Owners will not participate in the investment experience of the Subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the Subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the Subaccounts, subject to the following limitations.

     Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account referenced above. These limits are waived in the event the Policy Owner elects the Right to Exchange the
Policy. See "Right to Exchange Policy", page   .

     Transfers from the Guaranteed Interest Account to the Subaccounts are limited to one in any Policy year. Further, transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of the transfer. Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the Policy Anniversary and which ends 30 days after the Policy Anniversary. If the transfer request is received on the Policy Anniversary, it will be processed as of the Policy Anniversary; if it is received within 30 days after the Policy Anniversary, the transfer will be effective as of the Valuation Date when it is received. Any request received within 10 days before the Policy Anniversary will be deemed received on the Policy Anniversary. Any transfer requests received at other times will not be honored, and will be returned to the Policy Owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     The Policy Owner may also make Full Surrenders, Partial Surrenders, and Preferred Partial Surrenders from the Guaranteed Interest Account to the same extent as a Policy Owner who has invested in the Subaccounts. See "Full
Surrender," page   , "Partial Surrenders, and Preferred Partial Surrenders,"
page   . Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of Policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to Policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the Policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The Policy Owner is the individual named as such in the application or in any later change shown in the Company's records. While the Insured is living, the Policy Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or the Company allows.

  Joint Owners

     If more than one person is named as Policy Owner, they are joint owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Policy Owner may change the Beneficiary at any time during the life of the Insured by written request on forms provided by the Company, which must be received by the Company at its Home Office. The change will be effective as of the date this form is signed. Contingent and/or concurrent Beneficiaries may be designated. The Policy Owner may designate a permanent Beneficiary, whose rights under the Policy cannot be changed without his or her consent. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Insured, the Policy Owner or the Policy Owner's estate is the Beneficiary.

     The Company will pay the death benefit proceeds to the Beneficiary. Unless otherwise provided, in order to receive proceeds at the Insured's death, the Beneficiary must be living at the time of the Insured's death.

THE POLICY

     This Policy is a contract between the Policy Owner and the Company. The entire contract consists of the Policy, a copy of the initial application, all subsequent applications to change the Policy, any endorsements, all Riders, and all additional Policy information sections (specification pages) added to the Policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by the Policy Owner must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

     In the event of an Insured's death while the Policy is in force notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of Age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

PAYMENTS

     The Company will pay death benefit proceeds, the Surrender Value on surrender, Partial Surrenders, Preferred Partial Surrenders, and loan proceeds based on allocations made to the Subaccounts, and will effect a transfer between Subaccounts or from the Variable Account to the Guaranteed Interest Account within seven days after the Company receives all the information needed to process a payment.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the Subaccounts if:

          The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

          An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

          The SEC by order permits postponement for the protection of Policy Owners.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured, and death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the Beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the Policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or Reinstatement Date, the Company will limit the death benefit proceeds to the premium payments less any Partial Surrender and Preferred Partial Surrender amounts (and their fees) and less any Outstanding Debt reduced by any Unearned Loan Interest. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     The Policy Owner may assign a Policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's Home Office, and it will be effective only when recorded by the Company. An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Policy Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or Rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except (a) the right to change the Policy Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. (See "Federal Income
Tax Considerations", page   .)

ERRORS ON THE APPLICATION

     If the Age or gender of the Insured has been misstated, the death benefit under this Policy will be the greater of that which would be purchased by the most recent cost of insurance charge at the correct Age and gender, or the death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct Age and gender. If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of sex. See "Cost of Insurance", page
  .

INCONTESTABILITY

     The Company may contest the validity of this Policy if any material misstatements are made in the application. However, the Policy will be incontestable as follows: the initial Specified Amount cannot be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Date; and an increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send the Policy Owner an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of the Company, is principal underwriter (distributor) of the Policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding Policy Anniversary for so long as the Policy shall remain in force, .10 percent of the Fund Value allocated to the Subaccounts. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon exercise of the exchange privileges during the first 24 months after the Policy Date or within 24 months following an increase in Specified Amount.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of MONY America are:


                         NAME                          POSITION AND OFFICES WITH DEPOSITOR
    -----------------------------------------------  ---------------------------------------
    Michael I. Roth................................  Director, Chairman and Chief Executive
                                                       Officer
    Samuel J. Foti.................................  Director, President and Chief Operating
                                                       Officer
    Kenneth M. Levine..............................  Director and Executive Vice President
    Richard E. Connors.............................  Director
    Richard Daddario...............................  Director, Vice President, and
                                                       Controller
    Phillip A. Eisenberg...........................  Director, Vice President and Actuary
    Margaret G. Gale...............................  Director and Vice President
    Stephen J. Hall................................  Director
    Charles P. Leone...............................  Director, Vice President and Chief
                                                       Corporate Compliance Officer
    Sam Chiodo.....................................  Vice President -- Corporate and
                                                       Strategic Marketing
    William D. Goodwin.............................  Vice President
    Edward E. Hill.................................  Vice President -- Chief Compliance
                                                       Officer
    Evelyn L. Peos.................................  Vice President
    Jacob Poleyeff.................................  Vice President -- Agency Operations
    Michael Slipowitz..............................  Vice President
    David S. Waldman...............................  Secretary
    David V. Weigel................................  Treasurer


     No officer or director listed above receives any compensation from the Variable Account. No separately allocable compensation has been paid by the Company or any of its affiliates to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     A Policy Owner may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. All or part of any telephone conversation with respect to transfer and allocation instructions may be recorded by the Company. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any Valuation Date will be effected as of the end of that Valuation Date in accordance with the Policy Owner's instructions, subject to the limitations stated in this prospectus (presuming that the Free Look Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Policy Owners might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines relating to telephone transfers and allocation instructions that, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and the Policy Owner will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Policies described in this Prospectus and the organization of the Company, its authority to issue the Policies under Arizona law, and the validity of the forms of the Policies under Arizona law have been passed on by the Vice President and Deputy General Counsel of the Mutual of New York.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Edward P. Bank, Vice President and Deputy General Counsel of Mutual of New York.

EXPERTS

     Actuarial matters included in this Prospectus have been examined by Evelyn
L. Peos, FSA, Vice President of MONY America, whose opinion is filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for the Variable Account and for the Company included in this Prospectus and in the Registration Statement have been audited by Coopers & Lybrand L.L.P., independent accountants, as indicated in their reports hereon, and are included in reliance upon the authority of said firm as experts in accounting and auditing. Coopers & Lybrand L.L.P.'s office is located at 1301 Avenue of the Americas, New York, New York, 10019.


FINANCIAL STATEMENTS


     The audited financial statements for the Variable Account are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-13.



     The financial statements of the Variable Account and of the Company have been audited by Coopers & Lybrand L.L.P. The financial statements of the Company should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                        PAGE
                                                                                        ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants...................................................  F-2
  Statements of assets and liabilities as of December 31, 1997........................  F-3
  Statements of operations for the year ended December 31, 1997.......................  F-5
  Statements of changes in net assets.................................................  F-7
  Notes to financial statements.......................................................  F-10
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants...................................................  F-13
  Statements of admitted assets, liabilities and surplus as of December 31, 1997 and
     1996.............................................................................  F-14
  Statements of operations for the years ended December 31, 1997 and 1996.............  F-15
  Statements of capital and surplus for the years ended December 31, 1997 and 1996....  F-16
  Statements of cash flows for the years ended December 31, 1997 and 1996.............  F-17
  Notes to financial statements.......................................................  F-18

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Variable Life/Variable Universal Life:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L -- Variable Life/Variable Universal Life (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts) as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L -- Variable Life/Variable Universal Life as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                                   VARIABLE LIFE
                                   -----------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                   ----------   ----------   ------------   ----------   ----------   ----------
             ASSETS
Investments at cost (Note 4).....  $  546,247   $  487,414    $  148,164    $   63,055   $  806,595   $   75,563
                                    =========    =========     =========     =========   ==========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2).............................  $  798,134   $  705,660    $  156,537    $   71,555   $1,111,163   $   75,563
Amount due from MONY Series Fund,
  Inc. ..........................           9            9             0             0           26            0
                                    ---------    ---------     ---------     ---------   ----------    ---------
          Total assets...........     798,143      705,669       156,537        71,555    1,111,189       75,563
                                    ---------    ---------     ---------     ---------   ----------    ---------
           LIABILITIES
Amount due to MONY America.......           9            9             0             0           26            0
                                    ---------    ---------     ---------     ---------   ----------    ---------
Net assets.......................  $  798,134   $  705,660    $  156,537    $   71,555   $1,111,163   $   75,563
                                    =========    =========     =========     =========   ==========    =========
Net assets consist of:
  Contractholders' net
     payments....................  $  537,453   $  445,418    $  192,229    $  108,555   $  933,695   $  198,422
  Cost of insurance withdrawals
     (Note 3)....................    (383,528)    (486,949)     (201,904)     (156,404)    (916,797)    (200,035)
  Undistributed net investment
     income......................     168,021      327,758       163,834       100,095      533,506       77,176
  Accumulated net realized gain
     (loss) on investments.......     224,301      201,187        (5,995)       10,809      256,191            0
  Unrealized appreciation of
     investments.................     251,887      218,246         8,373         8,500      304,568            0
                                    ---------    ---------     ---------     ---------   ----------    ---------
Net assets.......................  $  798,134   $  705,660    $  156,537    $   71,555   $1,111,163   $   75,563
                                    =========    =========     =========     =========   ==========    =========
Number of units outstanding* ....      14,506       12,292         6,639         2,334       28,291        4,207
                                    ---------    ---------     ---------     ---------   ----------    ---------
Net asset value per unit
  outstanding* ..................  $    55.02   $    57.41    $    23.58    $    30.65   $    39.28   $    17.96
                                    =========    =========     =========     =========   ==========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                                               VARIABLE UNIVERSAL LIFE
                                                   -------------------------------------------------------------------------------
                                                   INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                    TERM BOND        BOND      SECURITIES     MARKET       EQUITY       SMALL CAP
                                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ------------   ----------   ----------   ----------   -----------   -----------
                     ASSETS
Investments at cost (Note 4).....................    $229,105     $ 870,461     $482,067    $3,698,674   $15,117,468   $ 7,542,179
                                                     ========     =========     ========    ==========   ===========    ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2).......................    $      0     $       0     $      0    $        0   $16,482,798   $ 8,184,725
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)...........................     234,365       948,462      498,405     3,698,674             0             0
Amount due from Enterprise Accumulation Trust....           0             0            0             0         3,531           859
Amount due from MONY America.....................          48           418          202        80,882        25,829         2,025
Amount due from MONY Series Fund, Inc............          11           130           41        11,681             0             0
                                                     --------     ---------     --------    ----------   -----------    ----------
        Total assets.............................     234,424       949,010      498,648     3,791,237    16,512,158     8,187,609
                                                     --------     ---------     --------    ----------   -----------    ----------
                   LIABILITIES
Amount due to Enterprise Accumulation Trust......           0             0            0             0        25,829         2,025
Amount due to MONY America.......................          11           130           41        11,681         3,531           859
Amount due to MONY Series Fund, Inc..............          48           418          202        80,882             0             0
                                                     --------     ---------     --------    ----------   -----------    ----------
        Total liabilities........................          59           548          243        92,563        29,360         2,884
                                                     --------     ---------     --------    ----------   -----------    ----------
Net assets.......................................    $234,365     $ 948,462     $498,405    $3,698,674   $16,482,798   $ 8,184,725
                                                     ========     =========     ========    ==========   ===========    ==========
Net assets consist of:
  Contractholders' net payments..................    $265,298     $ 982,905     $552,598    $4,020,118   $16,582,774   $ 7,692,676
  Cost of insurance withdrawals (Note 3).........     (43,218)     (167,996)     (91,027)     (544,035)   (2,948,581)   (1,239,409)
  Undistributed net investment income............       6,097        47,307       14,524       222,591       538,907       705,833
  Accumulated net realized gain on investments...         928         8,245        5,972             0       944,368       383,079
  Unrealized appreciation (depreciation) of
    investments..................................       5,260        78,001       16,338             0     1,365,330       642,546
                                                     --------     ---------     --------    ----------   -----------    ----------
Net assets.......................................    $234,365     $ 948,462     $498,405    $3,698,674   $16,482,798   $ 8,184,725
                                                     ========     =========     ========    ==========   ===========    ==========
Number of units outstanding* ....................      19,650        69,779       42,420       325,979       821,090       449,403
                                                     --------     ---------     --------    ----------   -----------    ----------
Net asset value per unit outstanding* ...........    $  11.93     $   13.59     $  11.75    $    11.35   $     20.07   $     18.21
                                                     ========     =========     ========    ==========   ===========    ==========


                                                                  INTERNATIONAL   HIGH YIELD
                                                     MANAGED         GROWTH          BOND
                                                    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                   ------------   -------------   ----------
                     ASSETS
Investments at cost (Note 4).....................  $ 54,701,619    $ 4,186,777    $1,900,963
                                                    ===========     ==========    ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2).......................  $ 60,069,001    $ 4,079,254    $1,939,719
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)...........................             0              0             0
Amount due from Enterprise Accumulation Trust....         9,107            308           240
Amount due from MONY America.....................        37,486            214            71
Amount due from MONY Series Fund, Inc............             0              0             0
                                                    -----------     ----------    ----------
        Total assets.............................    60,115,594      4,079,776     1,940,030
                                                    -----------     ----------    ----------
                   LIABILITIES
Amount due to Enterprise Accumulation Trust......        37,486            214            71
Amount due to MONY America.......................         9,107            308           240
Amount due to MONY Series Fund, Inc..............             0              0             0
                                                    -----------     ----------    ----------
        Total liabilities........................        46,593            522           311
                                                    -----------     ----------    ----------
Net assets.......................................  $ 60,069,001    $ 4,079,254    $1,939,719
                                                    ===========     ==========    ==========
Net assets consist of:
  Contractholders' net payments..................  $ 58,710,094    $ 4,679,851    $2,041,929
  Cost of insurance withdrawals (Note 3).........   (10,471,466)      (773,836)     (338,204)
  Undistributed net investment income............     2,719,621        115,713       160,937
  Accumulated net realized gain on investments...     3,743,370        165,049        36,301
  Unrealized appreciation (depreciation) of
    investments..................................     5,367,382       (107,523)       38,756
                                                    -----------     ----------    ----------
Net assets.......................................  $ 60,069,001    $ 4,079,254    $1,939,719
                                                    ===========     ==========    ==========
Number of units outstanding* ....................     2,954,670        290,466       138,275
                                                    -----------     ----------    ----------
Net asset value per unit outstanding* ...........  $      20.33    $     14.04    $    14.03
                                                    ===========     ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     VARIABLE LIFE
                                     -----------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                       GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ------------   ----------   ----------   ----------
Dividend income....................   $ 57,504    $   80,960     $ 10,378      $  5,654    $   84,416    $  4,176
Mortality and expense risk charges
  (Note 3).........................     (4,464)       (4,333)      (1,004)         (507)       (6,671)       (487)
                                      --------      --------      -------       -------      --------     -------
Net investment income..............     53,040        76,627        9,374         5,147        77,745       3,689
                                      --------      --------      -------       -------      --------     -------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales..............     87,998       205,963       55,717        38,794       311,417      32,317
  Cost of shares sold..............    (54,391)     (121,259)     (54,045)      (35,014)     (211,325)    (32,317)
                                      --------      --------      -------       -------      --------     -------
Net realized gain on investments...     33,607        84,704        1,672         3,780       100,092           0
Net increase in unrealized
  appreciation of investments......    101,936        32,332          288           649        59,772           0
                                      --------      --------      -------       -------      --------     -------
Net realized and unrealized gain on
  investments......................    135,543       117,036        1,960         4,429       159,864           0
                                      --------      --------      -------       -------      --------     -------
Net increase in net assets
  resulting from operations........   $188,583    $  193,663     $ 11,334      $  9,576    $  237,609    $  3,689
                                      ========      ========      =======       =======      ========     =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                   VARIABLE UNIVERSAL LIFE
                                    --------------------------------------------------------------------------------------
                                    INTERMEDIATE    LONG TERM     GOVERNMENT       MONEY
                                     TERM BOND         BOND       SECURITIES       MARKET         EQUITY        SMALL CAP
                                     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    ------------    ----------    ----------    ------------    -----------    -----------
Dividend income..................     $  6,095      $  42,293     $  14,009     $    135,531    $   544,698    $   694,933
Mortality and expense risk
  charges (Note 3)...............       (1,008)        (5,751)       (2,949)         (19,730)       (77,153)       (34,486)
                                      --------      ---------     ---------     ------------    -----------    -----------
Net investment income............        5,087         36,542        11,060          115,801        467,545        660,447
                                      --------      ---------     ---------     ------------    -----------    -----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............       52,711        292,029       143,307       24,713,256      3,327,872      1,503,358
  Cost of shares sold............      (51,442)      (285,745)     (138,374)     (24,713,256)    (2,581,752)    (1,160,613)
                                      --------      ---------     ---------     ------------    -----------    -----------
Net realized gain on
  investments....................        1,269          6,284         4,933                0        746,120        342,745
Net increase (decrease) in
  unrealized appreciation of
  investments....................        3,027         56,115         9,241                0        984,236        568,217
                                      --------      ---------     ---------     ------------    -----------    -----------
Net realized and unrealized gain
  (loss) on investments..........        4,296         62,399        14,174                0      1,730,356        910,962
                                      --------      ---------     ---------     ------------    -----------    -----------
Net increase in net assets
  resulting from operations......     $  9,383      $  98,941     $  25,234     $    115,801    $ 2,197,901    $ 1,571,409
                                      ========      =========     =========     ============    ===========    ===========


                                                  INTERNATIONAL    HIGH YIELD
                                     MANAGED         GROWTH           BOND
                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                   -----------    -------------    ----------
Dividend income..................  $ 2,719,101      $  120,361     $ 121,077
Mortality and expense risk
  charges (Note 3)...............     (318,312)        (21,528)       (9,887)
                                   -----------      ----------     ---------
Net investment income............    2,400,789          98,833       111,190
                                   -----------      ----------     ---------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales............   11,923,853       1,007,459       636,523
  Cost of shares sold............   (9,087,421)       (871,948)     (600,592)
                                   -----------      ----------     ---------
Net realized gain on
  investments....................    2,836,432         135,511        35,931
Net increase (decrease) in
  unrealized appreciation of
  investments....................    3,108,829        (204,105)       12,532
                                   -----------      ----------     ---------
Net realized and unrealized gain
  (loss) on investments..........    5,945,261         (68,594)       48,463
                                   -----------      ----------     ---------
Net increase in net assets
  resulting from operations......  $ 8,346,050      $   30,239     $ 159,653
                                   ===========      ==========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               VARIABLE LIFE
                                           --------------------------------------------------------------------------------------
                                              EQUITY GROWTH         EQUITY INCOME        INTERMEDIATE TERM         LONG TERM
                                               SUBACCOUNT             SUBACCOUNT          BOND SUBACCOUNT       BOND SUBACCOUNT
                                           -------------------   --------------------   -------------------   -------------------
                                             1997       1996       1997        1996       1997       1996       1997       1996
                                           --------   --------   ---------   --------   --------   --------   --------   --------
From operations:
  Net investment income (loss)...........  $ 53,040   $ (3,666)  $  76,627   $ (2,649)  $  9,374   $ (1,063)  $  5,147   $   (582)
  Net realized gain on investments.......    33,607     22,971      84,704     35,481      1,672        665      3,780      1,989
  Net increase (decrease) in unrealized
    appreciation of investments..........   101,936     92,373      32,332     80,163        288      5,698        649     (2,681)
                                           --------   --------    --------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............   188,583    111,678     193,663    112,995     11,334      5,300      9,576     (1,274)
                                           --------   --------    --------   --------   --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of
    units................................    35,646     46,370      39,172     38,780      8,194     12,039      4,547      5,926
  Net asset value of units redeemed or
    used to meet contract obligations....   (59,621)   (75,563)   (193,625)   (90,508)   (40,032)   (23,076)   (37,821)   (15,517)
                                           --------   --------    --------   --------   --------   --------   --------   --------
Net decrease from unit transactions......   (23,975)   (29,193)   (154,453)   (51,728)   (31,838)   (11,037)   (33,274)    (9,591)
                                           --------   --------    --------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets....   164,608     82,485      39,210     61,267    (20,504)    (5,737)   (23,698)   (10,865)
Net assets beginning of year.............   633,526    551,041     666,450    605,183    177,041    182,778     95,253    106,118
                                           --------   --------    --------   --------   --------   --------   --------   --------
Net assets end of year*..................  $798,134   $633,526   $ 705,660   $666,450   $156,537   $177,041   $ 71,555   $ 95,253
                                           ========   ========    ========   ========   ========   ========   ========   ========
Units outstanding beginning of year......    14,958     15,643      15,149     16,377      8,041      8,556      3,504      3,869
Units issued during the year.............       747      1,232         783      1,004        362        562        165        226
Units redeemed during the year...........    (1,199)    (1,917)     (3,640)    (2,232)    (1,764)    (1,077)    (1,335)      (591)
                                           --------   --------    --------   --------   --------   --------   --------   --------
Units outstanding end of year............    14,506     14,958      12,292     15,149      6,639      8,041      2,334      3,504
                                           ========   ========    ========   ========   ========   ========   ========   ========

---------------
* Includes undistributed net investment
  income of:                               $168,021   $114,981   $ 327,758   $251,131   $163,834   $154,460   $100,095   $ 94,948


                                                 DIVERSIFIED            MONEY MARKET
                                                 SUBACCOUNT              SUBACCOUNT
                                           -----------------------   -------------------
                                              1997         1996        1997       1996
                                           ----------   ----------   --------   --------
From operations:
  Net investment income (loss)...........  $   77,745   $   (6,210)  $  3,689   $  3,835
  Net realized gain on investments.......     100,092       29,580          0          0
  Net increase (decrease) in unrealized
    appreciation of investments..........      59,772      110,202          0          0
                                           ----------   ----------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..............     237,609      133,572      3,689      3,835
                                           ----------   ----------   --------   --------
From unit transactions:
  Net proceeds from the issuance of
    units................................      77,730       85,626      6,471      9,558
  Net asset value of units redeemed or
    used to meet contract obligations....    (287,917)    (124,946)   (19,886)   (18,398)
                                           ----------   ----------   --------   --------
Net decrease from unit transactions......    (210,187)     (39,320)   (13,415)    (8,840)
                                           ----------   ----------   --------   --------
Net increase (decrease) in net assets....      27,422       94,252     (9,726)    (5,005)
Net assets beginning of year.............   1,083,741      989,489     85,289     90,294
                                           ----------   ----------   --------   --------
Net assets end of year*..................  $1,111,163   $1,083,741   $ 75,563   $ 85,289
                                           ==========   ==========   ========   ========
Units outstanding beginning of year......      34,279       35,607      4,970      5,499
Units issued during the year.............       2,219        2,942        368        570
Units redeemed during the year...........      (8,207)      (4,270)    (1,131)    (1,099)
                                           ----------   ----------   --------   --------
Units outstanding end of year............      28,291       34,279      4,207      4,970
                                           ==========   ==========   ========   ========
---------------
* Includes undistributed net investment
  income of:                               $  533,506   $  455,761   $ 77,176   $ 73,487

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                     VARIABLE UNIVERSAL LIFE
                                                                    ----------------------------------------------------------
                                                                     INTERMEDIATE TERM            LONG TERM          GOVERNMENT
                                                                            BOND                    BOND             SECURITIES
                                                                         SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                                                    --------------------    ---------------------    ---------
                                                                      1997        1996        1997         1996        1997
                                                                    --------    --------    ---------    --------    ---------
From operations:
  Net investment income (loss)...................................   $  5,087    $   (404)   $  36,542    $ (3,193)   $  11,060
  Net realized gain (loss) on investments........................      1,269        (715)       6,284         795        4,933
  Net increase in unrealized appreciation of investments.........      3,027       3,148       56,115      13,609        9,241
                                                                    --------     -------     --------    --------     --------
Net increase in net assets resulting from operations.............      9,383       2,029       98,941      11,211       25,234
                                                                    --------     -------     --------    --------     --------
From unit transactions:
  Net proceeds from the issuance of units........................    172,340      82,991      471,749     425,430      288,293
  Net asset value of units redeemed or used to meet contract
    obligations..................................................    (38,182)    (20,916)    (236,759)    (91,922)    (107,779)
                                                                    --------     -------     --------    --------     --------
Net increase (decrease) from unit transactions...................    134,158      62,075      234,990     333,508      180,514
                                                                    --------     -------     --------    --------     --------
Net increase (decrease) in net assets............................    143,541      64,104      333,931     344,719      205,748
Net assets beginning of year.....................................     90,824      26,720      614,531     269,812      292,657
                                                                    --------     -------     --------    --------     --------
Net assets end of year*..........................................   $234,365    $ 90,824    $ 948,462    $614,531    $ 498,405
                                                                    ========     =======     ========    ========     ========
Units outstanding beginning of year..............................      8,138       2,464       50,910      22,127       26,498
Units issued during the year.....................................     14,831       7,592       37,613      36,743       25,322
Units redeemed during the year...................................     (3,319)     (1,918)     (18,744)     (7,960)      (9,400)
                                                                    --------     -------     --------    --------     --------
Units outstanding end of year....................................     19,650       8,138       69,779      50,910       42,420
                                                                    ========     =======     ========    ========     ========
---------------
* Includes undistributed net investment income of:                  $  6,097    $  1,010    $  47,307    $ 10,765    $  14,524


                                                                                          MONEY
                                                                                          MARKET
                                                                                        SUBACCOUNT
                                                                               ----------------------------
                                                                     1996          1997            1996
                                                                   --------    ------------    ------------
From operations:
  Net investment income (loss)...................................  $ (1,630)   $    115,801    $     86,414
  Net realized gain (loss) on investments........................       906               0               0
  Net increase in unrealized appreciation of investments.........     7,805               0               0
                                                                   --------    ------------    ------------
Net increase in net assets resulting from operations.............     7,081         115,801          86,414
                                                                   --------    ------------    ------------
From unit transactions:
  Net proceeds from the issuance of units........................   149,977      20,219,389      15,675,163
  Net asset value of units redeemed or used to meet contract
    obligations..................................................   (35,779)    (20,985,756)    (13,113,154)
                                                                   --------    ------------    ------------
Net increase (decrease) from unit transactions...................   114,198        (766,367)      2,562,009
                                                                   --------    ------------    ------------
Net increase (decrease) in net assets............................   121,279        (650,566)      2,648,423
Net assets beginning of year.....................................   171,378       4,349,240       1,700,817
                                                                   --------    ------------    ------------
Net assets end of year*..........................................  $292,657    $  3,698,674    $  4,349,240
                                                                   ========    ============    ============
Units outstanding beginning of year..............................    15,959         400,565         163,465
Units issued during the year.....................................    13,851       1,818,649       1,469,700
Units redeemed during the year...................................    (3,312)     (1,893,235)     (1,232,600)
                                                                   --------    ------------    ------------
Units outstanding end of year....................................    26,498         325,979         400,565
                                                                   ========    ============    ============
---------------
* Includes undistributed net investment income of:                 $  3,464    $    222,591    $    106,790

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                VARIABLE UNIVERSAL LIFE (CONTINUED)
                                        ------------------------------------------------------------------------------------
                                                 EQUITY                      SMALL CAP                     MANAGED
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                        -------------------------    -------------------------    --------------------------
                                           1997           1996          1997           1996          1997           1996
                                        -----------    ----------    -----------    ----------    -----------    -----------
From operations:
  Net investment income (loss).......   $   467,545    $   46,194    $   660,447    $   28,953    $ 2,400,789    $   134,759
  Net realized gain on investments...       746,120       174,857        342,745        30,574      2,836,432        783,666
  Net increase (decrease) in
    unrealized appreciation of
    investments......................       984,236       357,881        568,217        78,392      3,108,829      2,166,435
                                        -----------    ----------     ----------    ----------    -----------    -----------
Net increase in net assets resulting
  from operations....................     2,197,901       578,932      1,571,409       137,919      8,346,050      3,084,860
                                        -----------    ----------     ----------    ----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance
    of units.........................    11,812,002     4,459,200      5,248,401     2,152,749     36,238,986     20,620,582
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (2,656,849)     (952,864)    (1,072,152)     (454,428)    (9,726,108)    (4,735,332)
                                        -----------    ----------     ----------    ----------    -----------    -----------
Net increase from unit
  transactions.......................     9,155,153     3,506,336      4,176,249     1,698,321     26,512,878     15,885,250
                                        -----------    ----------     ----------    ----------    -----------    -----------
Net increase in net assets...........    11,353,054     4,085,268      5,747,658     1,836,240     34,858,928     18,970,110
Net assets beginning of year.........     5,129,744     1,044,476      2,437,067       600,827     25,210,073      6,239,963
                                        -----------    ----------     ----------    ----------    -----------    -----------
Net assets end of year*..............   $16,482,798    $5,129,744    $ 8,184,725    $2,437,067    $60,069,001    $25,210,073
                                        ===========    ==========     ==========    ==========    ===========    ===========
Units outstanding beginning of
  year...............................       319,002        80,766        191,743        52,194      1,532,486        465,095
Units issued during the year.........       647,931       303,412        326,703       176,984      1,945,611      1,382,408
Units redeemed during the year.......      (145,843)      (65,176)       (69,043)      (37,435)      (523,427)      (315,017)
                                        -----------    ----------     ----------    ----------    -----------    -----------
Units outstanding end of year........       821,090       319,002        449,403       191,743      2,954,670      1,532,486
                                        ===========    ==========     ==========    ==========    ===========    ===========
---------------
* Includes undistributed net
  investment income of:                 $   538,907    $   71,362    $   705,833    $   45,386    $ 2,719,621    $   318,832


                                            INTERNATIONAL                HIGH YIELD
                                                GROWTH                      BOND
                                              SUBACCOUNT                 SUBACCOUNT
                                       ------------------------    -----------------------
                                          1997          1996          1997         1996
                                       ----------    ----------    ----------    ---------
From operations:
  Net investment income (loss).......  $   98,833    $   (1,058)   $  111,190    $  42,346
  Net realized gain on investments...     135,511        23,372        35,931          180
  Net increase (decrease) in
    unrealized appreciation of
    investments......................    (204,105)       96,691        12,532       25,863
                                       ----------    ----------    ----------     --------
Net increase in net assets resulting
  from operations....................      30,239       119,005       159,653       68,389
                                       ----------    ----------    ----------     --------
From unit transactions:
  Net proceeds from the issuance
    of units.........................   3,034,936     1,524,746     1,268,282      535,643
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (717,365)     (291,724)     (319,664)    (125,293)
                                       ----------    ----------    ----------     --------
Net increase from unit
  transactions.......................   2,317,571     1,233,022       948,618      410,350
                                       ----------    ----------    ----------     --------
Net increase in net assets...........   2,347,810     1,352,027     1,108,271      478,739
Net assets beginning of year.........   1,731,444       379,417       831,448      352,709
                                       ----------    ----------    ----------     --------
Net assets end of year*..............  $4,079,254    $1,731,444    $1,939,719    $ 831,448
                                       ==========    ==========    ==========     ========
Units outstanding beginning of
  year...............................     128,820        31,566        66,709       31,730
Units issued during the year.........     211,751       120,205        95,695       45,756
Units redeemed during the year.......     (50,105)      (22,951)      (24,129)     (10,777)
                                       ----------    ----------    ----------     --------
Units outstanding end of year........     290,466       128,820       138,275       66,709
                                       ==========    ==========    ==========     ========
---------------
* Includes undistributed net
  investment income of:                $  115,713    $   16,880    $  160,937    $  49,747

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related to the Variable Life and Variable Universal Life Insurance policies are presented here.

     There are currently six Variable Life Subaccounts and nine Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 68 to 102 and 105 to 142, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Life and Variable Universal Subaccounts for 1997 aggregated $10,793,622.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
Universal Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1997 consist of the following:

                                                          MONY SERIES FUND, INC.
                                 ------------------------------------------------------------------------
                                  EQUITY     EQUITY     INTERMEDIATE   LONG TERM                  MONEY
                                  GROWTH     INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                 PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                 --------   ---------   ------------   ---------   -----------   --------
Shares beginning of year:
  Shares.......................    20,860      28,432       16,153        7,418         60,241     85,289
  Amount.......................  $483,575   $ 480,537     $168,956     $ 87,403     $  838,945   $ 85,289
                                 --------    --------     --------     --------      ---------   --------
Shares acquired:
  Shares.......................     1,812       1,865        2,121          395          4,933     18,415
  Amount.......................  $ 59,559   $  47,176     $ 22,875     $  5,012     $   94,559   $ 18,415
Shares received for
  reinvestment of dividends:
  Shares.......................     2,038       3,766        1,007          483          5,055      4,176
  Amount.......................  $ 57,504   $  80,960     $ 10,378     $  5,654     $   84,416   $  4,176
Shares redeemed:
  Shares.......................    (2,589)     (8,024)      (5,204)      (3,051)       (16,315)   (32,317)
  Amount.......................  $(54,391)  $(121,259)    $(54,045)    $(35,014)    $ (211,325)  $(32,317)
                                 --------    --------     --------     --------      ---------   --------
Net change:
  Shares.......................     1,261      (2,393)      (2,076)      (2,173)        (6,327)    (9,726)
  Amount.......................  $ 62,672   $   6,877     $(20,792)    $(24,348)    $  (32,350)  $ (9,726)
                                 --------    --------     --------     --------      ---------   --------
Shares end of year:
  Shares.......................    22,121      26,039       14,077        5,245         53,914     75,563
  Amount.......................  $546,247   $ 487,414     $148,164     $ 63,055     $  806,595   $ 75,563
                                 ========    ========     ========     ========      =========   ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                                                                 ENTERPRISE ACCUMULATION TRUST
                        MONY SERIES FUND, INC.                 ------------------------------------------------------------------
           -------------------------------------------------                                                              HIGH
           INTERMEDIATE  LONG TERM  GOVERNMENT     MONEY                                                INTERNATIONAL    YIELD
            TERM BOND      BOND     SECURITIES     MARKET        EQUITY       SMALL CAP      MANAGED       GROWTH         BOND
            PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
           ------------  ---------  ----------  ------------   -----------   -----------   -----------  -------------  ----------
Shares
 beginning
  of year:
 Shares...      8,287       47,861     27,661      4,349,240       177,746       120,528       734,773       286,189      150,898
 Amount...   $ 88,592    $ 592,645  $ 285,560   $  4,349,240   $ 4,748,651   $ 2,362,738   $22,951,520   $ 1,634,862   $  805,224
             --------    ---------  ---------   ------------   -----------    ----------   -----------    ----------   ----------
Shares
 acquired:
 Shares...     17,072       40,961     30,184     23,927,159       377,731       219,786       977,516       509,835      284,392
 Amount...   $185,860    $ 521,268  $ 320,872   $ 23,927,159   $12,405,871   $ 5,645,121   $38,118,419   $ 3,303,502   $1,575,254
Shares
  received
  for
  reinvestment
  of
dividends:
 Shares...        591        3,615      1,373        135,531        15,523        26,027        66,677        19,476       17,799
 Amount...   $  6,095    $  42,293  $  14,009   $    135,531   $   544,698   $   694,933   $ 2,719,101   $   120,361   $  121,077
Shares
 redeemed:
 Shares...     (4,874)     (22,902)   (13,451)   (24,713,256)     (101,270)      (59,797)     (305,965)     (155,426)    (113,383)
 Amount...   $(51,442)   $(285,745) $(138,374)  $(24,713,256)  $(2,581,752)  $(1,160,613)  $(9,087,421)  $  (871,948)  $ (600,592)
             --------    ---------  ---------   ------------   -----------    ----------   -----------    ----------   ----------
Net
  change:
 Shares...     12,789       21,674     18,106       (650,566)      291,984       186,016       738,228       373,885      188,808
 Amount...   $140,513    $ 277,816  $ 196,507   $   (650,566)  $10,368,817   $ 5,179,441   $31,750,099   $ 2,551,915   $1,095,739
             --------    ---------  ---------   ------------   -----------    ----------   -----------    ----------   ----------
Shares end
  of year:
 Shares...     21,076       69,535     45,767      3,698,674       469,730       306,544     1,473,001       660,074      339,706
 Amount...   $229,105    $ 870,461  $ 482,067   $  3,698,674   $15,117,468   $ 7,542,179   $54,701,619   $ 4,186,777   $1,900,963
             ========    =========  =========   ============   ===========    ==========   ===========    ==========   ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF
MONY LIFE INSURANCE COMPANY OF AMERICA:

     We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of MONY Life Insurance Company of America ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, capital and surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP"). As explained in
Note 2 to the financial statements, the accounting practices used by the Company vary from generally accepted accounting principles, and the effects of these variances are material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows, for the years then ended.

     In our opinion, however, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 2.

     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 27, 1998

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL
                         AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                            DECEMBER 31,
                                                                        ---------------------
                                                                          1997        1996
                                                                        ---------   ---------
                                           ASSETS
Cash and invested assets:
     Cash and short-term investments..................................  $   45,956  $   90,207
     Bonds............................................................   1,074,724   1,047,957
     Common stocks....................................................         981       1,235
     Mortgage loans...................................................     134,828     158,847
     Real estate......................................................      22,627      40,725
     Policy loans.....................................................      45,892      41,464
     Other invested assets............................................       7,001       8,518
                                                                        ----------  ----------
          Total cash and invested assets..............................   1,332,009   1,388,953
Investment income due and accrued.....................................      22,402      20,401
Other assets..........................................................         247       2,511
Separate account assets...............................................   3,606,711   2,529,992
                                                                        ----------  ----------
          Total assets................................................  $4,961,369  $3,941,857
                                                                        ==========  ==========

                              LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
     Life insurance and annuity reserves..............................  $1,241,979  $1,284,529
     Deposits left with the Company...................................      23,197      23,525
     Policy claims in process of settlement...........................       8,331       6,085
     Federal income taxes due or accrued..............................      17,837      29,077
     Transfers from separate accounts.................................    (128,943)    (97,477)
     Other liabilities................................................      32,869      18,842
     Separate account liabilities.....................................   3,606,711   2,529,992
     Interest maintenance reserve.....................................       3,965       3,583
     Investment reserves..............................................       6,000       4,000
     Asset valuation reserve..........................................      16,272      17,887
                                                                        ----------  ----------
          Total liabilities...........................................   4,828,218   3,820,043
Capital and surplus:
     Capital stock, $1.00 par value; authorized, 5,000,000 shares
      issued and outstanding, 2,500,000 shares........................       2,500       2,500
     Additional paid-in capital.......................................     133,500     133,500
     Unassigned funds.................................................      (2,849)    (14,186)
                                                                        ----------  ----------
          Total capital and surplus...................................     133,151     121,814
                                                                        ----------  ----------
          Total liabilities, capital and surplus......................  $4,961,369  $3,941,857
                                                                        ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1997         1996
                                                                         --------     --------
Premiums, annuity considerations and fund deposits.....................  $799,035     $741,870
Net investment income..................................................    99,006      102,092
Other income (net).....................................................       332           22
                                                                         --------     --------
                                                                          898,373      843,984
Policyholder and contractholder benefits...............................   407,381      336,731
Change in policy and contract reserves.................................   (42,879)     (35,010)
Commissions............................................................    40,860       36,793
Operating expenses.....................................................    64,866       53,212
Transfer to separate accounts..........................................   397,492      428,101
                                                                         --------     --------
                                                                          867,720      819,827
Net gain from operations before federal income taxes...................    30,653       24,157
Federal income taxes...................................................    17,390       14,407
                                                                         --------     --------
Net gain from operations...............................................    13,263        9,750
  Net realized capital losses (See Note 7).............................    (3,544)      (1,720)
                                                                         --------     --------
Net Income.............................................................  $  9,719     $  8,030
                                                                         ========     ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF CAPITAL AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1997         1996
                                                                         --------     --------
Capital and surplus, beginning of year.................................  $121,814     $115,630
                                                                         --------     --------
Net income.............................................................     9,719        8,030
Change in net unrealized capital gains.................................     2,774        1,618
Change in non-admitted assets..........................................      (771)         384
Change in asset valuation reserve......................................     1,615       (3,848)
Increase in investment reserve.........................................    (2,000)           0
                                                                         --------     --------
Net change in capital and surplus for the year.........................    11,337        6,184
                                                                         --------     --------
Capital and surplus, end of year.......................................  $133,151     $121,814
                                                                         ========     ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)


                                                                         FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                       -----------------------
                                                                         1997          1996
                                                                       ---------     ---------
CASH FROM OPERATIONS:
     Premiums, annuity considerations and fund deposits..............  $ 799,751     $ 741,905
     Investment income, net of investment expenses...................     97,589       104,606
     Other income....................................................        833           985
     Policy benefits paid............................................   (405,289)     (336,206)
     Transfers to separate accounts..................................   (428,958)     (460,502)
     Commissions, other expenses and taxes paid......................   (105,188)      (91,150)
     Federal income taxes (excluding tax on capital gains)...........    (27,516)            0
                                                                       ---------     ---------

               Net cash from operations..............................    (68,778)      (40,362)
                                                                       ---------     ---------
CASH FROM INVESTMENTS:
     Proceeds from investments sold, matured or repaid:
          Bonds......................................................    130,649       134,846
          Stocks.....................................................      1,050             0
          Mortgage loans.............................................     37,670        53,226
          Real estate................................................     18,453        19,790
          Other invested assets......................................      1,512            18
          Other......................................................        361            88
          Taxes paid on net capital gains............................     (1,564)            0
                                                                       ---------     ---------
               Total investment proceeds.............................    188,131       207,968
                                                                       ---------     ---------

     Cost of investments acquired:
          Bonds......................................................    157,583       163,792
          Stocks.....................................................         68            40
          Mortgage loans.............................................     13,641        38,651
          Real estate................................................      1,180         3,392
          Other invested assets......................................        574         1,388
          Change in policy loans.....................................      4,428         3,339
                                                                       ---------     ---------
               Total investments acquired............................    177,474       210,602
                                                                       ---------     ---------

               Net cash from investments.............................     10,657        (2,634)
                                                                       ---------     ---------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
     Cash provided:
          Other sources..............................................     13,870         8,041
                                                                       ---------     ---------
               Net cash from financing and miscellaneous sources.....     13,870         8,041
                                                                       ---------     ---------

     Net change in cash and short-term investments...................    (44,251)      (34,955)
Cash and short-term investments, beginning of year...................     90,207       125,162
                                                                       ---------     ---------
Cash and short-term investments, end of year.........................  $  45,956     $  90,207
                                                                       =========     =========


   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

     MONY Life Insurance Company of America (the "Company"), an Arizona corporation, is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), a mutual life insurance company. The Company's primary business is to provide interest-sensitive life insurance and asset accumulation products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

     On September 8, 1997, MONY announced that it is pursuing converting to a stock life insurance company through demutualization. In connection with the demutualization, MONY has prepared a Plan of Reorganization ("the Plan") which is subject to approval by the Insurance Department of the State of New York as well as adoption by MONY's Board of Trustees and approval by MONY's policyholders.

     In accordance with the Plan, subject to the approvals indicated above, among other things, MONY will convert from a New York mutual life insurance company to a New York stock life insurance company (the "Plan of Demutualization") and become a wholly owned subsidiary of MONY Financial Services Corporation (the "Holding Company"), a holding company organized in Delaware for the purpose of becoming the parent holding company of MONY.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP").

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations and changes in surplus during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) valuation reserves for mortgage loans and real estate investments, and (ii) the liability for future policy benefits.

     In financial statements prepared in conformity with statutory accounting, the accounting treatment of certain items is different than for financial statements prepared in conformity with GAAP. Some of the general differences include:

     - Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the present value of expected gross margins.


     - Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are reported as deposits to policyholders' account balances. Revenues from these contracts under GAAP consist of amounts assessed during the period against policyholders' account balances for mortality, policy administration and surrender charges.



     - Policy reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, and are reported net of reinsurance reserve credits; under GAAP, the reserves for interest sensitive life and annuity products are equal to the fund value and are reported gross of reinsurance reserve credits.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     - No provision is made for deferred income taxes; under GAAP, deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements.

     - An interest maintenance reserve ("IMR") is established as a liability to capture realized investment gains and losses, net of tax, on the sale of fixed maturities and mortgage loans resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, assets are carried on the balance sheet, net of appropriate valuation allowances.

     - An asset valuation reserve ("AVR"), based upon a formula prescribed by the NAIC, is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited to surplus; under GAAP, no such reserve is required.

     - Bonds in good standing are generally carried at amortized cost; under GAAP, bonds which are classified as available for sale are carried at fair value and the related change in unrealized gains and losses, net of related deferred taxes and an adjustment for deferred policy acquisition costs, is reported as a component of other comprehensive income in equity.

     - Certain assets designated as "non-admitted," are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet, net of appropriate valuation allowances.

     - Methods used for calculating real estate and mortgage loan values and real estate depreciation under statutory reporting are different from those used for GAAP.

     - Cash equivalents are defined as all highly liquid debt securities with original maturities of twelve months or less; under GAAP, cash equivalents are defined as short-term, highly liquid investments, which generally have original maturities of three months or less.

     The following is a description of the Company's principal statutory accounting policies:

  a. Premiums and Insurance Expenses

     Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.

     The costs of acquiring new business, primarily commissions, underwriting, agency and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.

  b. Investments

     Bonds are stated at amortized cost, except those bonds not in good standing, which are carried at NAIC-designated values, which approximate fair value. Loan-backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Common stocks are carried at fair value. Policy loans are carried at their unpaid principal balances. Short-term investments are carried at amortized cost and consist of securities with original maturities of twelve months or less.

     Mortgage loans other than those in process of foreclosure are carried at their unpaid principal balances adjusted for unamortized premium or discount. Real estate owned for investment is carried at depreciated cost, less encumbrances, if any. There were no encumbrances in 1997 or 1996. Joint ventures in real estate are

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

included in Other Invested Assets and are carried principally at their equity value. Other investments are generally carried at cost.

     Real estate acquired through foreclosure is carried at the lower of cost, less accumulated depreciation and encumbrances, if any, or estimated fair value at the time of foreclosure. There were no encumbrances in 1997 or 1996. Mortgage loans in process of foreclosure are carried at the lower of the current carrying value or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

     The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures in real estate, mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1997 and 1996, the Company's investment valuation reserve was $6 million and $4 million, respectively.

     Derivative instruments are valued consistently with the items being hedged. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Derivatives that cease to be effective hedges are valued at market value.

     Realized capital gains and losses on sales of investments are determined on the basis of specific identification. Unrealized capital gains and losses are recorded directly to surplus. Investment income is recognized as earned. Investment income earned includes the amortization of premium and accretion of discount relative to bonds acquired at other than their par value and excludes certain overdue due and accrued interest income.

  c. Interest Maintenance Reserve and Asset Valuation Reserve

     Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the IMR. These amounts are amortized into net income over the remaining years to expected maturity of the assets sold.


     The AVR is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in changes in the AVR which are recorded directly to surplus.


  d. Policy Reserves

     Policy reserves for deferred annuity contracts are computed by using the Commissioners' Annuity Reserve Valuation Method by using the 1971 IAM Table for contracts issued before 1984 and the 1983 Table A for contracts issued since 1983 and prescribed statutory interest rates. Policy reserves for universal life and single premium whole life contracts are computed by using the Commissioners' Reserve Valuation Method and by using the 1958 and 1980 CSO Tables, and prescribed statutory interest rates.

  e. Non-admitted Assets

     Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the statements of admitted assets, liabilities, capital and surplus.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

  f. Separate Account Assets and Liabilities

     Separate account assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contractholders. Assets consist of securities reported at market value. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.

  g. Depreciation

     The Company uses the constant-yield method of depreciation for substantially all investments in real estate and real estate joint ventures and limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight-line method. Real estate assets and improvements are generally depreciated over ten to forty-year periods and leasehold improvements are depreciated over the lives of the leases. Depreciation expense related to investments in real estate was $1.1 million and $1.4 million in 1997 and 1996, respectively; accumulated depreciation was $4.4 million at December 31, 1997 and 1996.

  h. Cash Flows

     Short-term investments are characterized as cash equivalents for purposes of the statements of cash flows.

     Certain amounts for 1996 have been reclassified to conform to the 1997 presentation.

3.  CAPITAL AND SURPLUS:

     MONY guaranteed to the states who requested it, pursuant to conditions imposed by such states as a prerequisite for the licensing of new subsidiaries, that the Company's capital and surplus would be maintained at a level at least equivalent to the minimum capital and surplus required for admission to conduct business in those states. As of December 31, 1997 and 1996, this guarantee was outstanding in the state of New Jersey.

4.  RELATED PARTY TRANSACTIONS:


     At both December 31, 1997 and 1996, approximately 26 percent of the Company's investments in mortgages were held through joint participation with MONY. In addition, approximately 100 percent and 87 percent of the Company's real estate and joint venture investments were held through joint participation with MONY at December 31, 1997 and 1996, respectively.



     In 1997 the New York City Industrial Development Agency issued bonds in the total amount of $16.0 million for the benefit of MONY related to MONY's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY to the bond trustee for the benefit of the Company, which is the sole bondholder. The bonds are held by the Company and are listed as affiliated bonds on Schedule D.



     The Company and MONY are parties to an agreement whereby MONY agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY totaling $0.1 million in both 1997 and 1996.


     The Company has a service agreements with MONY whereby MONY provides personnel services, facilities, supplies and equipment to the Company to conduct its business as well as for the Company to

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  RELATED PARTY TRANSACTIONS (CONTINUED):


provide services to MONY Series Fund, Inc. ("the Fund"), an affiliate of the Company, as an investment advisor. Services rendered by MONY under these agreements are provided on a cost reimbursable basis.



     The Company has an investment advisory agreement with the Fund with respect to the investment and management of the Fund's invested assets. The Company is compensated for such services with an investment management fee computed in accordance with the terms of the agreement.



     The Company has three underwriting agreements with the Fund and MONY Securities Corporation ("MSC"). The agreements provide for MSC to act as the principal underwriter for the sale of the Company's flexible premium variable annuity contracts and as the broker for the sale of the Fund's shares. These agreements may be terminated at any time by either MSC or the Company upon sixty days prior notice.



     In addition, the Company has an investment advisory agreement with MONY whereby MONY provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The agreement provides for scheduled fees for actual cost reimbursement and may be terminated by either party upon 60 days written notice.


5.  FIXED MATURITY SECURITIES AND COMMON STOCKS:

  Fixed Maturity Securities by Investment Type and Common Stocks:

     The cost and estimated fair value (see Note 8) of investments in fixed maturity securities (including short-term investments and bonds) and common stocks as of December 31, 1997 and December 31, 1996 are presented in the table below. Cost is amortized cost for fixed maturity securities and original cost for common stocks.

                                                                      GROSS          GROSS           ESTIMATED
                                                                   UNREALIZED     UNREALIZED           FAIR
                                                   COST               GAINS         LOSSES             VALUE
                                            -------------------   -------------   -----------   -------------------
                                              1997       1996     1997    1996    1997   1996     1997       1996
                                            --------   --------   -----   -----   ----   ----   --------   --------
                                                                     (DOLLARS IN MILLIONS)
U.S. Treasury securities & obligations of
  U.S. government agencies................  $    5.9   $    5.9   $ 0.0   $ 0.0   $0.0   $0.0   $    5.9   $    5.9
Collateralized mortgage obligations:
  Government agency backed................     123.7      126.4     2.2     1.3    0.1    1.0      125.8      126.7
  Non-agency backed.......................      34.5       35.0     2.0     1.5    0.0    0.2       36.5       36.3
Other asset backed securities:
  Government agency backed................       0.2        0.2     0.0     0.0    0.0    0.0        0.2        0.2
  Non-agency backed.......................      93.8       98.5     2.1     1.3    0.2    0.7       95.7       99.1
Public utilities..........................     123.8      129.0     3.1     2.3    0.2    1.0      126.7      130.3
Corporate bonds...........................     676.8      653.0    18.0    13.2    2.2    4.8      692.6      661.4
Affiliates................................      16.0        0.0     0.0     0.0    0.0    0.0       16.0        0.0
                                            --------   --------   -----   -----   ----   ----   --------   --------
  Total bonds.............................   1,074.7    1,048.0    27.4    19.6    2.7    7.7    1,099.4    1,059.9
Commercial paper..........................      25.7       86.5     0.0     0.0    0.0    0.0       25.7       86.5
                                            --------   --------   -----   -----   ---    ----   --------   --------
  Total bonds and short-term
    investments...........................  $1,100.4   $1,134.5   $27.4   $19.6   $2.7   $7.7   $1,125.1   $1,146.4
                                            ========   ========   =====   =====   ====   ====   ========   ========
Common stocks.............................  $    0.8   $    1.1   $ 0.2   $ 0.1   $0.0   $0.0   $    1.0   $    1.2
                                            ========   ========   =====   =====   ====   ====   ========   ========

     Amortized cost represents the principal amount of the fixed maturity securities adjusted by unamortized premium or discount and reduced by writedowns of $0.4 million and $3.4 million at December 31, 1997 and 1996, respectively, as required by the NAIC for securities which are in or near default.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

5.  FIXED MATURITY SECURITIES AND COMMON STOCKS (CONTINUED):

     At December 31, 1997, 78.2% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.

  Maturities of Fixed Maturity Securities:

     The amortized cost and estimated fair value of fixed maturity securities by maturity date as of December 31, 1997 are as follows:

                                                                                ESTIMATED
                                                                  AMORTIZED       FAIR
                                                                    COST          VALUE
                                                                  ---------     ---------
                                                                      ($ IN MILLIONS)
        Due in one year or less.................................  $   48.9      $    49.0
        Due after one year through five years...................     411.4          418.1
        Due after five years through ten years..................     380.4          391.3
        Due after ten years.....................................     259.7          266.7
                                                                  --------      ---------
                                                                  $1,100.4      $ 1,125.1
                                                                  ========      =========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of investments in fixed maturity securities during 1997 and 1996 were $31.3 million and $13.3 million, respectively. Gross gains of $0.5 million in 1997 and $0.2 million in 1996, and gross losses of $4.3 million in 1997 and $0.3 million in 1996 were realized on these sales.

     Proceeds from sales of investments in common stocks during 1997 and 1996 were $1.0 million and $0, respectively. Gross gains of $0.7 million in 1997 and $0 in 1996, and gross losses of $0 in 1997 and $0 in 1996 were realized on these sales.

     There were no non-income producing bonds and redeemable preferred stocks for the twelve months preceding December 31, 1997. The carrying values of fixed maturity securities which were non-income producing for the twelve months preceding December 31, 1996 were $1.0 million.

6.  MORTGAGE LOANS AND REAL ESTATE:

     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income-producing properties, including agricultural properties. As of December 31, 1997, $55.3 million of mortgage loans have terms that require amortization, and $79.5 million of mortgage loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $0.6 million at December 31, 1997 and there were no mortgage loans delinquent over 90 days or in process of foreclosure at December 31, 1996. There were no properties acquired through foreclosure during 1997 or 1996.

     The Company has performing restructured mortgage loans of $14.1 million as of December 31, 1997 and $15.0 million as of December 31, 1996. The new terms typically reduce the contract rate of interest. Interest is recognized in income based on the modified rate of the loan. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $1.4 million in 1997 and $1.5 million in 1996. Gross interest income recognized in net income for the period from these loans was $1.0 million in 1997 and $1.1 million in 1996. There are no commitments to lend additional funds to any debtor involved in a restructuring.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

6.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED):

     At both December 31, 1997 and 1996, there were no mortgage loans that were non-income producing for the preceding twelve months.

     At both December 31, 1997 and 1996, there were no real estate properties that were non-income producing for the preceding twelve months.

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES):

     Net investment income for the years ended December 31, 1997 and 1996 was derived from the following sources:

                                                                          1997       1996
                                                                         ------     ------
                                                                          ($ IN MILLIONS)
    NET INVESTMENT INCOME
    -----------------------------------------------------------------
    Bonds and common stock...........................................    $ 79.0     $ 77.5
    Mortgage loans...................................................      12.0       14.4
    Real estate (net of property expenses)...........................       1.2        3.0
    Policy loans.....................................................       3.5        2.7
    Other investments (including cash & short-term investments)......       6.6        7.5
                                                                         ------     ------
         Total investment income.....................................     102.3      105.1
    Investment expenses..............................................       3.3        3.0
                                                                         ------     ------
         Net investment income.......................................    $ 99.0     $102.1
                                                                         ======     ======

     Net realized capital gains (losses) on investments for the years ended December 31, 1997 and 1996 are summarized as follows:

                                                                           1997      1996
                                                                           -----     -----
                                                                           ($ IN MILLIONS)
    REALIZED CAPITAL GAINS (LOSSES)
    -------------------------------------------------------------------
    Bonds and common stock.............................................    $(2.4)    $ 0.9
    Real estate and mortgage loans.....................................      0.4      (0.1)
    Derivative instruments.............................................      0.0      (0.8)
    Other..............................................................     (0.2)      0.0
                                                                           -----     -----
                                                                            (2.2)      0.0
    Taxes..............................................................     (0.5)     (0.8)
    Transferred to IMR, net of taxes...................................     (0.8)     (0.9)
                                                                           -----     -----
         Net realized capital losses...................................    $(3.5)    $(1.7)
                                                                           =====     =====

     During 1997 and 1996, realized capital losses resulting from changes in interest rates on bonds of $0.8 million (net of $0.5 million tax) and $0.9 million (net of $0.5 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.

     Net unrealized capital gains were $2.8 million in 1997 and $1.6 million in 1996. The 1997 and 1996 net unrealized gains include writedowns of approximately $0.2 million in 1997 and $0 in 1996 on real estate acquired through foreclosure and mortgage loans in process of foreclosure. These gains and losses are detailed by asset type in the table below.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
(CONTINUED):

                                                                            1997      1996
                                                                            -----     ----
                                                                            ($ IN MILLIONS)
    UNREALIZED CAPITAL GAINS (LOSSES)
    --------------------------------------------------------------------
    Bonds and stocks....................................................    $ 3.0     $1.6
    Real estate and mortgage loans......................................     (0.2)     0.0
                                                                            -----     ----
         Total net unrealized capital gains.............................    $ 2.8     $1.6
                                                                            =====     ====

8.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of mortgage loans, common stocks, cash, short-term investments, separate account assets and liabilities, and investment-type contracts approximate their carrying amounts. The carrying values of bonds were $1,074.7 million and $1,048.0 million at December 31, 1997 and 1996, respectively. The estimated fair values of bonds were $1,099.4 million and $1,059.9 million at December 31, 1997 and 1996, respectively.

     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:

  Fixed maturity securities (See Note 5)

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage loans

     The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgage loans in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Separate account assets and liabilities

     The estimated fair value of assets held in separate accounts is based principally on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, net of surrender charges.

  Investment-type Contract Liabilities

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were $65,000 of loaned securities as of December 31, 1997. The minimum collateral on securities loaned is 102% of the market value of loaned securities. Such securities are marked to market on a daily basis, adjusting required collateral values accordingly.

  Concentrations of Credit Risk:

     As of December 31, 1997 and 1996, the Company had no single investment or series of investments with a single issuer (excluding U.S. Government Agency securities) exceeding 1.4 percent and 1.3 percent, respectively, of total cash and invested assets.

     The bond portfolio is diversified by industry type. The industries comprising 10 percent or more of the carrying value of the bond portfolio at December 31, 1997 are Financial Services of $133.5 million (12.4 percent), Government and Agencies of $129.8 million (12.1 percent), Energy of $128.3 million (11.9 percent), Non-Government Asset/Mortgage-Backed of $128.3 million (11.9 percent), Public Utilities of $123.8 million (11.5 percent), and Consumer Goods and Services of $112.5 million (10.5 percent). At December 31, 1996, the industries comprising 10 percent or more of the carrying value of the bond portfolio were Government and Agencies of $132.5 million (12.7 percent), Non-Government Asset/Mortgage-Backed of $133.5 million (12.7 percent), Public Utilities of $129.0 million (12.3 percent), Energy of $119.7 million (11.4 percent), and Other Manufacturing of $116.9 million (11.2 percent).

     The Company holds below investment grade bonds of $79.7 million at December 31, 1997. Below, investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. Of these bonds, $66.6 million are in category 3, which is considered to be medium quality by the NAIC. At December 31, 1996, the Company's investments in below investment grade bonds were $59.4 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate (including joint ventures). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1997 and 1996 are as follows:

                                                           1997                1996
                                                      ---------------     ---------------
                                                        $         %         $         %
                                                      -----     -----     -----     -----
                                                                ($ IN MILLIONS)
        GEOGRAPHIC REGION
        ------------------------------------------
        West......................................     54.0      32.9      71.3      34.3
        Mountain..................................     41.2      25.1      48.3      23.3
        Northeast.................................     25.3      15.4      25.6      12.3
        Southwest.................................     16.8      10.2      20.9      10.1
        Midwest...................................     14.7       8.9      25.5      12.3
        Southeast.................................     12.4       7.5      16.1       7.7
                                                      -----     -----     -----     -----
                  Total...........................    164.4     100.0     207.7     100.0
                                                      =====     =====     =====     =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1997 are: California, $33.8 million (20.6%); New York, $19.1 million (11.6%); Texas, $16.2 million (9.9%); Arizona, $13.6 million (8.3%); Washington, $11.6 million (7.1%) and Idaho, $10.7 million (6.5%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (CONTINUED):

     As of December 31, 1997 and 1996, the real estate and mortgage loan portfolio was also diversified as follows:


                                                            1997                1996
                                                      ----------------    ----------------
                                                        $         %         $         %
                                                      ------    ------    ------    ------
                                                                ($ IN MILLIONS)
        PROPERTY TYPE
        --------------------------------------------
        Agriculture.................................    99.5      60.5     117.8      56.7
        Office Building.............................    24.5      14.9      34.9      16.8
        Hotel.......................................    15.0       9.1      21.5      10.4
        Retail......................................    10.3       6.3      12.3       5.9
        Industrial..................................     7.3       4.5       9.4       4.5
        Other.......................................     4.4       2.6       4.4       2.1
        Apartments..................................     3.4       2.1       7.4       3.6
                                                       -----     -----     -----     -----
                  Total.............................   164.4     100.0     207.7     100.0
                                                       =====     =====     =====     =====


10.  RESERVES:

     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1997 were as follows:


                                                                         ($ IN MILLIONS)
        Not subject to discretionary withdrawal provision..............     $    77.1
        Subject to discretionary withdrawal -- with adjustment:
             -  at book value less surrender charges of 5% or more.....         180.9
             -  at market value........................................       3,403.3
                                                                            ---------
                       Subtotal........................................       3,584.2
        Subject to discretionary withdrawal -- without adjustment:
             -  at book value (minimal or no charge or adjustment).....         475.1
                                                                            ---------
                       Total annuity actuarial reserves and deposit
                         liabilities -- gross and net of reinsurance...     $ 4,136.4
                                                                            =========


     The amounts above are included in the Company's statements of admitted assets, liabilities, capital and surplus as life insurance and annuity reserves ($0.7) billion and separate account liabilities ($3.4) billion.

11.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis to MONY and other insurance companies under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person. The total amount of reinsured life insurance in force on this basis was $2.7 billion and $2.6 billion at December 31, 1997 and 1996, respectively. Premiums ceded under these contracts were $16.1 million and $14.6 million; benefit payments recovered were $11.6 million and $17.3 million; policy reserve credits recorded were $11.1 million and $10.6 million; and recoverable amounts on paid and unpaid losses were $2.4 million and $3.5 million in 1997 and 1996, respectively.

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  FEDERAL INCOME TAXES:

     The Company is included in the consolidated federal income tax return with its parent, MONY, and the parent's non-life subsidiaries. The allocation of federal income taxes is based upon separate return calculations with current credit for net losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany tax balances are settled annually in the fourth quarter.

     The Company's federal income tax returns for years through 1991 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes that may become due with respect to open years.

     Pre-tax operating gains and pre-tax realized gains, as reported in the accompanying statements of operations, differ from taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, depreciation expense and related recapture, capital gains deferred to the IMR, and equity in joint ventures.

13.  COMMITMENTS AND CONTINGENCIES:

     In late 1995 and during 1996, a number of purported class actions were commenced in various state and federal courts against the Company and MONY ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies during the period 1980 to the present. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). The Companies have answered the complaints in each action (except for one being voluntarily held in abeyance), have denied any wrongdoing, and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination, had an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Companies filed a motion to dismiss or, alternatively, motion for summary judgment on all counts of the complaint.

     The Massachusetts District Court in the Multidistrict Litigation has entered an order recognizing the Goshen case as the lead case and essentially holding all of the federal cases in abeyance pending the action of the Goshen case. Consequently, all other putative class actions have been either consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies. The order by the New York State Supreme Court has been appealed to the Appellate Division by plaintiffs and all actions before the United States District Court for the District of Massachusetts are still pending.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

13.  COMMITMENTS AND CONTINGENCIES (CONTINUED):

     In the opinion of management of the Company, resolution of contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     At December 31, 1997, the Company had a commitment to issue a $1.9 million fixed rate farm loan with an interest rate of 7.8% and a duration of 10 years. There were no outstanding bond commitments as of December 31, 1997.


14.  YEAR 2000:



     The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves:


INVESTMENT INCOME EARNED:
-------------------------
    U.S. Government bonds............................................................................           387
    Other bonds (unaffiliated).......................................................................        77,378
    Bonds of affiliates..............................................................................           602
    Preferred stocks (unaffiliated)..................................................................             0
    Preferred stocks of affiliates...................................................................             0
    Common stocks (unaffiliated).....................................................................             1
    Common stocks of affiliates......................................................................             0
    Mortgage loans...................................................................................        12,097
    Real estate......................................................................................         8,565
    Premium notes, policy loans and liens............................................................         3,465
    Collateral loans.................................................................................             0
    Cash on hand and on deposit......................................................................           117
    Short-term investments...........................................................................         4,652
    Other invested assets............................................................................           571
    Derivative instruments...........................................................................             0
    Aggregate write-ins for investment income........................................................         1,355
                                                                                                         ----------
        Gross investment income......................................................................       109,190
                                                                                                         ==========
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES....................................................        22,627
MORTGAGE LOANS -- BOOK VALUE:
-----------------------------
    Farm mortgages...................................................................................        99,492
    Residential mortgages............................................................................             0
    Commercial mortgages.............................................................................        35,336
                                                                                                         ----------
        Total mortgage loans.........................................................................       134,828
                                                                                                         ==========
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
-----------------------------------------
    Good standing....................................................................................       120,120
    Good standing with restructured terms............................................................        14,126
    Interest overdue more than three months, not in foreclosure......................................             0
    Foreclosure in process...........................................................................           582
                                                                                                         ----------
        Total mortgage loans.........................................................................       134,828
                                                                                                         ==========
OTHER LONG TERM ASSETS -- STATEMENT VALUE............................................................        52,824
COLLATERAL LOANS.....................................................................................             0
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
-----------------------------------------------------------------------
    Bonds............................................................................................        16,000
    Preferred Stocks.................................................................................             0
    Common Stocks....................................................................................             0

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)


BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
-------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT VALUE:
----------------------------------------------------------------
    Due within one year or less......................................................................        84,300
    Over 1 year through 5 years......................................................................       573,903
    Over 5 years through 10 years....................................................................       344,927
    Over 10 years through 20 years...................................................................        68,716
    Over 20 years....................................................................................        28,578
                                                                                                         ----------
        Total by Maturity............................................................................     1,100,424
                                                                                                         ==========
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT VALUE:
----------------------------------------------------------------
    Class 1..........................................................................................       579,042
    Class 2..........................................................................................       441,677
    Class 3..........................................................................................        66,571
    Class 4..........................................................................................        12,524
    Class 5..........................................................................................             0
    Class 6..........................................................................................           610
                                                                                                         ----------
        Total by Class...............................................................................     1,100,424
                                                                                                         ==========
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PUBLICLY TRADED............................................       645,558
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PRIVATELY PLACED...........................................       454,866
PREFERRED STOCKS -- STATEMENT VALUE..................................................................             0
COMMON STOCKS -- MARKET VALUE........................................................................           981
SHORT-TERM INVESTMENTS -- BOOK VALUE.................................................................        25,700
FINANCIAL OPTIONS OWNED -- STATEMENT VALUE...........................................................             0
FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE............................................             0
FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE....................................................             0
CASH ON HAND AND ON DEPOSIT..........................................................................        20,256
LIFE INSURANCE IN FORCE:
------------------------
    Industrial.......................................................................................             0
    Ordinary.........................................................................................    11,744,853
    Credit Life......................................................................................             0
    Group Life.......................................................................................     1,875,204
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY POLICIES................................       158,466
LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
------------------------------------------------------------
    Industrial.......................................................................................             0
    Ordinary.........................................................................................     3,671,469
    Credit Life......................................................................................             0
    Group Life.......................................................................................       199,912
SUPPLEMENTARY CONTRACTS IN FORCE:
---------------------------------
    Ordinary -- Not Involving Life Contingencies
        Amount on Deposit............................................................................        19,131
        Income Payable...............................................................................           969
    Ordinary -- Involving Life Contingencies
        Income Payable...............................................................................         2,996
    Group -- Not Involving Life Contingencies
        Amount on Deposit............................................................................            28
        Income Payable...............................................................................             0
    Group -- Involving Life Contingencies
        Income Payable...............................................................................            15

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

ANNUITIES:
----------
    Ordinary
    --------
        Immediate -- Amount of Income Payable........................................................             0
        Deferred -- Fully Paid -- Account Balance....................................................             0
        Deferred -- Not Fully Paid -- Account Balance................................................             0
    Group
    -----
        Amount of Income Payable.....................................................................             0
        Fully Paid -- Account Balance................................................................        61,031
        Not Fully Paid -- Account Balance............................................................             0
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
---------------------------------------------------
    Ordinary.........................................................................................             0
    Group............................................................................................             0
    Credit...........................................................................................             0
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
-----------------------------------------
    Deposit Funds -- Account Balance.................................................................       632,579
    Dividend Accumulations -- Account Balance........................................................             0
CLAIM PAYMENTS 1997:
--------------------
    Group Accident and Health -- Year Ended December 31, 1997........................................             0
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0
CLAIM PAYMENTS 1997:
--------------------
    Other Accident and Health -- Year Ended December 31, 1997
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0
    Other coverages that use developmental methods to calculate claims reserves -- Year Ended
     December 31, 1997
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                                                           APPLICABLE
          ATTAINED AGE                                                     PERCENTAGE
          ---------------------------------------------------------------  ----------
          40 and Under...................................................      150%
          41.............................................................      143
          42.............................................................      136
          43.............................................................      129
          44.............................................................      122
          45.............................................................      115
          46.............................................................      109
          47.............................................................      103
          48.............................................................       97
          49.............................................................       91
          50.............................................................       85
          51.............................................................       78
          52.............................................................       71
          53.............................................................       64
          54.............................................................       57
          55.............................................................       50
          56.............................................................       46
          57.............................................................       42
          58.............................................................       38
          59.............................................................       34
          60.............................................................       30
          61.............................................................       28
          62.............................................................       26
          63.............................................................       24
          64.............................................................       22
          65.............................................................       20
          66.............................................................       19
          67.............................................................       18
          68.............................................................       17
          69.............................................................       16
          70.............................................................       15
          71.............................................................       13
          72.............................................................       11
          73.............................................................       09
          74.............................................................       07
          75-90..........................................................       05
          91.............................................................       04
          92.............................................................       03
          93.............................................................       02
          94.............................................................       01
          95.............................................................       00

                                   APPENDIX B

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                                     BENEFIT     SPECIFIED     SEE
  SEX      AGE                 SMOKER                OPTION       AMOUNT      PAGE
-------    ---     ------------------------------    -------     --------     -----
MALE       45      PREFERRED NON-smoker                 1        $200,000      B- 4
Female     45      Preferred Non-smoker                 1        $200,000      B-14
Male       45      Standard Smoker                      1        $200,000      B-24
Male       45      Preferred Non-smoker                 2        $200,000      B-34
Male       35      Preferred Non-smoker                 1        $200,000      B-43
Male       55      Preferred Non-smoker                 1        $200,000      B-53

     The tables show how death benefits, Fund Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

     The amounts shown for death benefits, Fund Values and Surrender Values sections reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Fund Charges. The difference between the Fund Value and the Surrender Value in the first 14 years is the Fund Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost Of Insurance, page 32.) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .75% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of
 .50% of the Account Value annually beginning after the tenth Policy Anniversary.

     The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -1.4916%, on 5% it would be 3.4711%, and on 10% it would be 8.4338%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options I and II and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages B-4, B-6, B-10, B-14, B-16, B-20, B-24, B-26, B-30, B-34,
B-36, B-39, B-43, B-45, B-49, B-53, B-55 and B-57.

     THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA.

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MONY LIFE OF AMERICA
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option II to death benefit Option I and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value Upon Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of 2.00% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits, if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Annual Investment Return indicated.

     The Current Charges are declared by MONY Life of America, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of MONY Life of America.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will earn interest at an annual rate of 5.0%. This rate is determined by subtracting a margin of 0.75% from the loan rate. This margin is designed to decrease by 0.5% in Policy years 11 and later, but such decrease is not guaranteed. Hence amounts borrowed will earn interest at a rate of 5.0% for Policy years 1 though 10 and 5.5% for Policy years 11 and later. This decrease is based on current expectations as to mortality, expenses, persistency and investment income. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                GUARANTEED CHARGES
                                                       ---------------------------------------------------------------------
                                                             0.00% (- 1.49% NET)                  0.00% (- 1.49% NET)
                                                       --------------------------------     --------------------------------
                   (1)         (2)          (3)           (4)         (5)        (6)           (7)         (8)        (9)
END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                 BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON          FUND     PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     ------    --------     ---------     ------    --------
 1       46         3,088       3,242        0             314        2,117    200,000          314        2,117    200,000
 2       47         3,088       6,647        0           2,058        4,132    200,000        2,058        4,132    200,000
 3       48         3,088      10,222        0           2,762        6,078    200,000        2,762        6,078    200,000
 4       49         3,088      13,975        0           4,617        7,933    200,000        4,617        7,933    200,000
 5       50         3,088      17,916        0           6,385        9,701    200,000        6,385        9,701    200,000
 6       51         3,088      22,055        0           8,398       11,383    200,000        8,398       11,383    200,000
 7       52         3,088      26,400        0          10,306       12,959    200,000       10,306       12,959    200,000
 8       53         3,088      30,962        0          12,110       14,431    200,000       12,110       14,431    200,000
 9       54         3,088      35,753        0          13,792       15,781    200,000       13,792       15,781    200,000
10       55         3,088      40,783        0          15,353       17,011    200,000       15,353       17,011    200,000
Total              30,880

11       56         3,088      46,064        0          16,931       18,258    200,000       16,931       18,258    200,000
12       57         3,088      51,610        0          18,356       19,351    200,000       18,356       19,351    200,000
13       58         3,088      57,433        0          19,629       20,292    200,000       19,629       20,292    200,000
14       59         3,088      63,547        0          20,731       21,063    200,000       20,731       21,063    200,000
15       60         3,088      69,966        0          21,643       21,643    200,000       21,643       21,643    200,000
16       61         3,088      76,707        0          22,012       22,012    200,000       22,012       22,012    200,000
17       62         3,088      83,785        0          22,149       22,149    200,000       22,149       22,149    200,000
18       63         3,088      91,216        0          22,053       22,053    200,000       22,053       22,053    200,000
19       64         3,088      99,020        0          21,639       21,639    200,000       21,639       21,639    200,000
20       65         3,088     107,213        0          20,881       20,881    200,000       20,881       20,881    200,000
Total              61,760

21       66         3,088     115,816        0          19,792       19,792    200,000       19,792       19,792    200,000
22       67         3,088     124,849        0          18,281       18,281    200,000       18,281       18,281    200,000
23       68         3,088     134,334        0          16,290       16,290    200,000       16,290       16,290    200,000
24       69         3,088     144,293        0          13,759       13,759    200,000       13,759       13,759    200,000
25       70         3,088     154,750        0          10,640       10,640    200,000       10,640       10,640    200,000
26       71         3,088     165,730        0           6,810        6,810    200,000        6,810        6,810    200,000
27       72         3,088     177,259        0           2,014        2,014    200,000        2,014        2,014    200,000
28       73         3,088     189,365        0          LAPSE        LAPSE      LAPSE        LAPSE        LAPSE      LAPSE
29       74         3,088     202,075        0
30       75         3,088     215,421        0
Total              92,640

31       76         3,088     229,435        0
32       77         3,088     244,149        0
33       78         3,088     259,599        0
34       79         3,088     275,821        0
35       80         3,088     292,855        0
                 --------
Total             108,080

              CURRENT CHARGES
      --------------------------------
            0.00% (- 1.49% NET)
      --------------------------------
        (10)         (11)       (12)
END     VALUE                 BENEFIT
 OF      ON          FUND     PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     ------    --------
 1        314        2,117    200,000
 2      2,361        4,435    200,000
 3      3,314        6,630    200,000
 4      5,368        8,684    200,000
 5      7,331       10,647    200,000
 6      9,491       12,476    200,000
 7     11,587       14,240    200,000
 8     13,621       15,942    200,000
 9     15,615       17,604    200,000
10     17,549       19,207    200,000
Total

11     19,507       20,833    200,000
12     21,288       22,283    200,000
13     22,981       23,644    200,000
14     24,607       24,938    200,000
15     26,188       26,188    200,000
16     27,372       27,372    200,000
17     28,412       28,412    200,000
18     29,267       29,267    200,000
19     30,001       30,001    200,000
20     30,614       30,614    200,000
Total

21     31,130       31,130    200,000
22     31,486       31,486    200,000
23     31,642       31,642    200,000
24     31,539       31,539    200,000
25     31,114       31,114    200,000
26     30,363       30,363    200,000
27     29,199       29,199    200,000
28     27,641       27,651    200,000
29     25,584       25,584    200,000
30     22,933       22,933    200,000
Total

31     19,693       19,693    200,000
32     15,676       15,676    200,000
33     10,717       10,717    200,000
34      3,835        3,835    200,000
35     LAPSE        LAPSE      LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  04:59 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                        CURRENT CHARGES
                                                                --------------------------------
                                                                      0.00% (- 1.49% NET)
                                                                --------------------------------
END                          UNSCHEDULED                          VALUE                 BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND     PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ------    --------
  1      46       3,088           0            0        0           314        2,117    200,000
  2      47       3,088           0            0        0         2,361        4,435    200,000
  3      48       3,088           0            0        0         3,314        6,630    200,000
  4      49       3,088           0            0        0         5,368        8,684    200,000
  5      50       3,088           0            0        0         7,331       10,647    200,000
  6      51       3,088           0            0        0         9,491       12,476    200,000
  7      52       3,088           0            0        0        11,587       14,240    200,000
  8      53       3,088           0            0        0        13,621       15,942    200,000
  9      54       3,088           0            0        0        15,615       17,604    200,000
 10      55       3,088           0            0        0        17,549       19,207    200,000

 11      56       3,088           0            0        0        19,507       20,833    200,000
 12      57       3,088           0            0        0        21,288       22,283    200,000
 13      58       3,088           0            0        0        22,981       23,644    200,000
 14      59       3,088           0            0        0        24,607       24,938    200,000
 15      60       3,088           0            0        0        26,188       26,188    200,000
 16      61       3,088           0            0        0        27,372       27,372    200,000
 17      62       3,088           0            0        0        28,412       28,412    200,000
 18      63       3,088           0            0        0        29,267       29,267    200,000
 19      64       3,088           0            0        0        30,001       30,001    200,000
 20      65       3,088           0            0        0        30,614       30,614    200,000

 21      66       3,088           0            0        0        31,130       31,130    200,000
 22      67       3,088           0            0        0        31,486       31,486    200,000
 23      68       3,088           0            0        0        31,642       31,642    200,000
 24      69       3,088           0            0        0        31,539       31,539    200,000
 25      70       3,088           0            0        0        31,114       31,114    200,000
 26      71       3,088           0            0        0        30,363       30,363    200,000
 27      72       3,088           0            0        0        29,199       29,199    200,000
 28      73       3,088           0            0        0        27,651       27,651    200,000
 29      74       3,088           0            0        0        25,584       25,584    200,000
 30      75       3,088           0            0        0        22,933       22,933    200,000

 31      76       3,088           0            0        0        19,693       19,693    200,000
 32      77       3,088           0            0        0        15,676       15,676    200,000
 33      78       3,088           0            0        0        10,717       10,717    200,000
 34      79       3,088           0            0        0         3,835        3,835    200,000
 35      80       3,088           0            0        0        LAPSE        LAPSE      LAPSE
                -------
       Total    108,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  04:59 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 1 6%                  MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                                  GUARANTEED CHARGES
                                                        -----------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                     6.00% (4.46% NET)
                                                        ---------------------------------     ---------------------------------
                    (1)         (2)          (3)                                   (6)                                   (9)
                    NET       PREMIUM        NET           (4)         (5)       BENEFIT         (7)         (8)       BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON       FUND      PAYABLE      VALUE ON       FUND      PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH
------    ---     -------     -------     ---------     ---------     ------     --------     ---------     ------     --------
 1        46        3,088       3,242         0              314       2,117     200,000           462       2,265     200,000
 2        47        3,088       6,647         0            2,058       4,132     200,000         2,485       4,559     200,000
 3        48        3,088      10,222         0            2,762       6,078     200,000         3,600       6,916     200,000
 4        49        3,088      13,975         0            4,617       7,933     200,000         6,002       9,318     200,000
 5        50        3,088      17,916         0            6,385       9,701     200,000         8,452      11,768     200,000
 6        51        3.088      22,055         0            8,398      11,383     200,000        11,287      14,271     200,000
 7        52        3,088      26,400         0           10,306      12,959     200,000        14,155      16,808     200,000
 8        53        3,088      30,962         0           12,110      14,431     200,000        17,063      19,384     200,000
 9        54        3,088      35,753         0           13,792      15,781     200,000        19,991      21,981     200,000
10        55        3,088      40,783         0           15,353      17,011     200,000        22,945      24,603     200,000
Total              30,880

11        56        3,088      46,064         0           16,931      18,258     200,000        26,114      27,440     200,000
12        57        3,088      51,610         0           18,356      19,351     200,000        29,301      30,295     200,000
13        58        3,088      57,433         0           19,629      20,292     200,000        32,511      33,174     200,000
14        59        3,088      63,547         0           20,731      21,063     200,000        35,732      36,063     200,000
15        60        3,088      69,966         0           21,643      21,643     200,000        38,949      38,949     200,000
16        61        3,088      76,707         0           22,012      22,012     200,000        41,817      41,817     200,000
17        62        3,088      83,785         0           22,149      22,149     200,000        44,655      44,655     200,000
18        63        3,088      91,216         0           22,053      22,053     200,000        47,469      47,469     200,000
19        64        3,088      99,020         0           21,639      21,639     200,000        50,191      50,191     200,000
20        65        3,088     107,213         0           20,881      20,881     200,000        52,805      52,805     200,000
Total              61,760

21        66        3,088     115,816         0           19,792      19,792     200,000        55,345      55,345     200,000
22        67        3,088     124,849         0           18,281      18,281     200,000        57,734      57,734     200,000
23        68        3,088     134,334         0           16,290      16,290     200,000        59,936      59,936     200,000
24        69        3,088     144,293         0           13,759      13,759     200,000        61,915      61,915     200,000
25        70        3,088     154,750         0           10,640      10,640     200,000        63,646      63,646     200,000
26        71        3,088     165,730         0            6,810       6,810     200,000        65,053      65,053     200,000
27        72        3,088     177,259         0            2,014       2,014     200,000        65,966      65,966     200,000
28        73        3,088     189,365         0            LAPSE       LAPSE       LAPSE        66,433      66,433     200,000
29        74        3,088     202,075         0                                                 66,265      66,265     200,000
30        75        3,088     215,421         0                                                 65,278      65,278     200,000
Total              92,640

                 CURRENT CHARGES
        ----------------------------------
                6.00% (4.46% NET)
        ----------------------------------
                                    (12)
          (10)         (11)       BENEFIT
END OF  VALUE ON       FUND       PAYABLE
 YEAR   SURRENDER      VALUE      AT DEATH
------  ---------     -------     --------
 1           462        2,265     200,000
 2         2,797        4,871     200,000
 3         4,188        7,504     200,000
 4         6,829       10,145     200,000
 5         9,527       12,843     200,000
 6        12,574       15,558     200,000
 7        15,709       18,362     200,000
 8        18,937       21,259     200,000
 9        22,287       24,277     200,000
10        25,744       27,402     200,000
Total

11        29,453       30,779     200,000
12        33,186       34,180     200,000
13        37,031       37,694     200,000
14        41,019       41,351     200,000
15        45,180       45,180     200,000
16        49,175       49,175     200,000
17        53,275       53,275     200,000
18        57,459       57,459     200,000
19        61,792       61,792     200,000
20        66,290       66,290     200,000
Total

21        71,004       71,004     200,000
22        75,889       75,889     200,000
23        80,939       80,939     200,000
24        86,131       86,131     200,000
25        91,453       91,453     200,000
26        96,935       96,935     200,000
27       102,559      102,559     200,000
28       108,388      108,388     200,000
29       114,398      114,398     200,000
30       120,619      120,619     200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                  GUARANTEED CHARGES
                                                        -----------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                     6.00% (4.46% NET)
                                                        ---------------------------------     ---------------------------------
                    (1)         (2)          (3)                                   (6)                                   (9)
                    NET       PREMIUM        NET           (4)         (5)       BENEFIT         (7)         (8)       BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON       FUND      PAYABLE      VALUE ON       FUND      PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH
------    ---     -------     -------     ---------     ---------     ------     --------     ---------     ------     --------
31        76        3,088     229,435         0                                                 63,304      63,304     200,000
32        77        3,088     244,149         0                                                 60,153      60,153     200,000
33        78        3,088     259,599         0                                                 55,584      55,584     200,000
34        79        3,088     275,821         0                                                 49,289      49,289     200,000
35        80        3,088     292,855         0                                                 40,853      40,853     200,000
36        81        3,088     310,740         0                                                 29,676      29,676     200,000
37        82        3,088     329,519         0                                                 14,938      14,938     200,000
38        83        3,088     349,237         0                                                  LAPSE       LAPSE       LAPSE
39        84        3,088     369,942         0
40        85        3,088     391,681         0
Total             123,520

41        86        3,088     414,508         0
42        87        3,088     438,475         0
43        88        3,088     463,642         0
44        89        3,088     490,066         0
45        90        3,088     517,812         0
46        91        3,088     546,945         0
47        92        3,088     577,534         0
48        93        3,088     609,654         0
49        94        3,088     643,379         0
50        95        3,088     678,790         0
                  -------
Total             154,400

                 CURRENT CHARGES
        ----------------------------------
                6.00% (4.46% NET)
        ----------------------------------
                                    (12)
          (10)         (11)       BENEFIT
END OF  VALUE ON       FUND       PAYABLE
 YEAR   SURRENDER      VALUE      AT DEATH
------  ---------     -------     --------
31       127,119      127,119     200,000
32       133,902      133,902     200,000
33       141,009      141,009     200,000
34       148,271      148,271     200,000
35       155,975      155,975     200,000
36       164,270      164,270     200,000
37       173,296      173,296     200,000
38       183,423      183,423     200,000
39       194,724      194,724     204,460
40       206,554      206,554     216,882
Total

41       218,822      218,822     229,763
42       231,511      231,511     243,087
43       244,629      244,629     256,861
44       258,168      258,168     271,076
45       272,118      272,118     285,724
46       286,443      286,443     300,765
47       301,605      301,605     313,669
48       317,706      317,706     327,237
49       334,995      334,995     341,695
50       353,780      353,780     357,318
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                             ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 1 6%             MONY EQUITYMASTER                           SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                         INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                                           SPECIFIED AMOUNT
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                                          CURRENT CHARGES
                                                                 ----------------------------------
                                                                         6.00% (4.46% NET)
                                                                 ----------------------------------
                              UNSCHEDULED                                                  BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON        FUND      PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
------    ---     -------     -----------     ----     -----     ---------     --------    --------
 1        46       3,088           0            0        0            462         2,265    200,000
 2        47       3,088           0            0        0          2,797         4,871    200,000
 3        48       3,088           0            0        0          4,188         7,504    200,000
 4        49       3,088           0            0        0          6,829        10,145    200,000
 5        50       3,088           0            0        0          9,527        12,843    200,000
 6        51       3,088           0            0        0         12,574        15,558    200,000
 7        52       3,088           0            0        0         15,709        18,362    200,000
 8        53       3,088           0            0        0         18,937        21,259    200,000
 9        54       3,088           0            0        0         22,287        24,277    200,000
10        55       3,088           0            0        0         25,744        27,402    200,000
11        56       3,088           0            0        0         29,453        30,779    200,000
12        57       3,088           0            0        0         33,186        34,180    200,000
13        58       3,088           0            0        0         37,031        37,694    200,000
14        59       3,088           0            0        0         41,019        41,351    200,000
15        60       3,088           0            0        0         45,180        45,180    200,000
16        61       3,088           0            0        0         49,175        49,175    200,000
17        62       3,088           0            0        0         53,275        53,275    200,000
18        63       3,088           0            0        0         57,459        57,459    200,000
19        64       3,088           0            0        0         61,792        61,792    200,000
20        65       3,088           0            0        0         66,290        66,290    200,000
21        66       3,088           0            0        0         71,004        71,004    200,000
22        67       3,088           0            0        0         75,889        75,889    200,000
23        68       3,088           0            0        0         80,939        80,939    200,000
24        69       3,088           0            0        0         86,131        86,131    200,000
25        70       3,088           0            0        0         91,453        91,453    200,000
26        71       3,088           0            0        0         96,935        96,935    200,000
27        72       3,088           0            0        0        102,559       102,559    200,000
28        73       3,088           0            0        0        108,388       108,388    200,000
29        74       3,088           0            0        0        114,398       114,398    200,000
30        75       3,088           0            0        0        120,619       120,619    200,000
31        76       3,088           0            0        0        127,119       127,119    200,000
32        77       3,088           0            0        0        133,902       133,902    200,000
33        78       3,088           0            0        0        141,009       141,009    200,000
34        79       3,088           0            0        0        148,271       148,271    200,000
35        80       3,088           0            0        0        155,975       155,975    200,000
36        81       3,088           0            0        0        164,270       164,270    200,000
37        82       3,088           0            0        0        173,296       173,296    200,000
38        83       3,088           0            0        0        183,423       183,423    200,000
39        84       3,088           0            0        0        194,724       194,724    204,460
40        85       3,088           0            0        0        206,554       206,554    216,882
                  -------
Total            123,520

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                          CURRENT CHARGES
                                                                 ----------------------------------
                                                                         6.00% (4.46% NET)
                                                                 ----------------------------------
                              UNSCHEDULED                                                  BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON        FUND      PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
------    ---     -------     -----------     ----     -----     ---------     --------    --------
41        86       3,088           0            0        0        218,822       218,822    229,763
42        87       3,088           0            0        0        231,511       231,511    243,087
43        88       3,088           0            0        0        244,629       244,629    256,861
44        89       3,088           0            0        0        258,168       258,168    271,076
45        90       3,088           0            0        0        272,118       272,118    285,724
46        91       3,088           0            0        0        286,443       286,443    300,765
47        92       3,088           0            0        0        301,605       301,605    313,669
48        93       3,088           0            0        0        317,706       317,706    327,237
49        94       3,088           0            0        0        334,995       334,995    341,695
50        95       3,088           0            0        0        353,780       353,780    357,318
                 -------
Total            154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95 04:59 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%                                    FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                                    GUARANTEED CHARGES
                                                        ---------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                      12.00% (10.42% NET)
                                                        ---------------------------------     -------------------------------------
                    (1)         (2)          (3)                                   (6)                                       (9)
                    NET       PREMIUM        NET           (4)         (5)       BENEFIT         (7)           (8)         BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON       FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     ------     --------     ---------     ---------     ---------
 1        46        3,088       3,242         0              314       2,117     200,000           611          2,414       200,000
 2        47        3,088       6,647         0            2,058       4,132     200,000         2,931          5,005       200,000
 3        48        3,088      10,222         0            2,762       6,078     200,000         4,511          7,827       200,000
 4        49        3,088      13,975         0            4,617       7,933     200,000         7,568         10,884       200,000
 5        50        3,088      17,916         0            6,385       9,701     200,000        10,887         14,203       200,000
 6        51        3.088      22,055         0            8,398      11,383     200,000        14,830         17,815       200,000
 7        52        3,088      26,400         0           10,306      12,959     200,000        19,078         21,731       200,000
 8        53        3,088      30,962         0           12,110      14,431     200,000        23,670         25,991       200,000
 9        54        3,088      35,753         0           13,792      15,781     200,000        28,624         30,614       200,000
10        55        3,088      40,783         0           15,353      17,011     200,000        33,988         35,646       200,000
Total              30,880

11        56        3,088      46,064         0           16,931      18,258     200,000        40,073         41,399       200,000
12        57        3,088      51,610         0           18,356      19,351     200,000        46,701         47,695       200,000
13        58        3,088      57,433         0           19,629      20,292     200,000        53,949         54,612       200,000
14        59        3,088      63,547         0           20,731      21,063     200,000        61,885         62,217       200,000
15        60        3,088      69,966         0           21,643      21,643     200,000        70,592         70,592       200,000
16        61        3,088      76,707         0           22,012      22,012     200,000        79,837         79,837       200,000
17        62        3,088      83,785         0           22,149      22,149     200,000        90,066         90,066       200,000
18        63        3,088      91,216         0           22,053      22,053     200,000       101,434        101,434       200,000
19        64        3,088      99,020         0           21,639      21,639     200,000       114,068        114,068       200,000
20        65        3,088     107,213         0           20,881      20,881     200,000       128,171        128,171       200,000
Total              61,760

21        66        3,088     115,816         0           19,792      19,792     200,000       144,046        144,046       200,000
22        67        3,088     124,849         0           18,281      18,281     200,000       161,929        161,929       200,000
23        68        3,088     134,334         0           16,290      16,290     200,000       182,045        182,045       214,813
24        69        3,088     144,293         0           13,759      13,759     200,000       204,249        204,249       238,971
25        70        3,088     154,750         0           10,640      10,640     200,000       228,730        228,730       265,327
26        71        3,088     165,730         0            6,810       6,810     200,000       255,712        255,712       294,069
27        72        3,088     177,259         0            2,014       2,014     200,000       285,532        285,532       322,652
28        73        3,088     189,365         0            LAPSE       LAPSE       LAPSE       318,573        318,573       353,616
29        74        3,088     202,075         0                                                355,214        355,214       387,184
30        75        3,088     215,421         0                                                395,923        395,923       423,637
Total              92,640

                   CURRENT CHARGES
        -------------------------------------

                 12.00% (10.42% NET)
        -------------------------------------
                                      (12)
          (10)          (11)         BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
 1           611          2,414       200,000
 2         3,252          5,326       200,000
 3         5,135          8,451       200,000
 4         8,475         11,791       200,000
 5        12,104         15,420       200,000
 6        16,342         19,326       200,000
 7        20,959         23,612       200,000
 8        26,000         28,321       200,000
 9        31,533         33,523       200,000
10        37,595         39,253       200,000
Total

11        44,465         45,791       200,000
12        51,941         52,936       200,000
13        60,182         60,845       200,000
14        69,301         69,633       200,000
15        79,426         79,426       200,000
16        90,334         90,334       200,000
17       102,445        102,445       200,000
18       115,901        115,901       200,000
19       130,925        130,925       200,000
20       147,730        147,730       200,000
Total

21       166,619        166,619       200,000
22       187,659        187,659       223,314
23       210,930        210,930       248,897
24       236,658        236,658       276,890
25       265,093        265,093       307,508
26       296,526        296,526       341,005
27       331,331        331,331       374,404
28       369,921        369,921       410,612
29       412,725        412,725       449,870
30       460,260        460,260       492,478
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.            For presentation in N.J.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                    GUARANTEED CHARGES
                                                        ---------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                      12.00% (10.42% NET)
                                                        ---------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)         (6)           (7)           (8)           (9)
                    NET       PREMIUM        NET                                 BENEFIT                                   BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON       FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     ------     --------     ---------     ---------     ---------
31        76        3,088     229,435         0                                                441,266        441,266       463,329
32        77        3,088     244,149         0                                                491,271        491,271       515,834
33        78        3,088     259,599         0                                                546,387        546,387       573,706
34        79        3,088     275,821         0                                                607,103        607,103       637,458
35        80        3,088     292,855         0                                                673,946        673,946       707,643
36        81        3,088     310,740         0                                                747,470        747,470       784,843
37        82        3,088     329,519         0                                                828,266        828,266       869,680
38        83        3,088     349,237         0                                                916,937        916,937       962,784
39        84        3,088     369,942         0                                              1,014,117      1,014,117     1,064,823
40        85        3,088     391,681         0                                              1,120,475      1,120,475     1,176,499
Total             123,520

41        86        3,088     414,508         0                                              1,236,723      1,236,723     1,298,559
42        87        3,088     438,475         0                                              1,363,617      1,363,617     1,431,798
43        88        3,088     463,642         0                                              1,501,966      1,501,966     1,577,065
44        89        3,088     490,066         0                                              1,652,618      1,652,618     1,735,249
45        90        3,088     517,812         0                                              1,816,466      1,816,466     1,907,289
46        91        3,088     546,945         0                                              1,994,396      1,994,396     2,094,116
47        92        3,088     577,534         0                                              2,193,082      2,193,082     2,280,806
48        93        3,088     609,654         0                                              2,416,070      2,416,070     2,488,552
49        94        3,088     643,379         0                                              2,667,724      2,667,724     2,721,079
50        95        3,088     678,790         0                                              2,953,491      2,953,491     2,983,026
                  -------
Total             154,400

                   CURRENT CHARGES
        -------------------------------------
                 12.00% (10.42% NET)
        -------------------------------------
          (10)          (11)          (12)
                                     BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
31        513,134       513,134       538,791
32        571,602       571,602       600,182
33        636,223       636,223       668,034
34        707,462       707,462       742,835
35        786,062       786,062       825,365
36        872,748       872,748       916,385
37        968,248       968,248     1,016,661
38      1,073,711     1,073,711     1,127,397
39      1,189,890     1,189,890     1,249,384
40      1,317,705     1,317,705     1,383,590
Total

41      1,458,256     1,458,256     1,531,169
42      1,612,574     1,612,574     1,693,203
43      1,781,931     1,781,931     1,871,028
44      1,967,590     1,967,590     2,065,970
45      2,170,903     2,170,903     2,279,448
46      2,393,096     2,393,096     2,512,751
47      2,639,826     2,639,826     2,745,419
48      2,914,390     2,914,390     3,001,822
49      3,221,893     3,221,893     3,286,331
50      3,568,777     3,568,777     3,604,465
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.            For presentation in N.J.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 1 12%                MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
 1        46       3,088           0            0        0             611          2,414      200,000
 2        47       3,088           0            0        0           3,252          5,326      200,000
 3        48       3,088           0            0        0           5,135          8,451      200,000
 4        49       3,088           0            0        0           8,475         11,791      200,000
 5        50       3,088           0            0        0          12,104         15,420      200,000
 6        51       3,088           0            0        0          16,342         19,326      200,000
 7        52       3,088           0            0        0          20,959         23,612      200,000
 8        53       3,088           0            0        0          26,000         28,321      200,000
 9        54       3,088           0            0        0          31,533         33,523      200,000
10        55       3,088           0            0        0          37,595         39,253      200,000

11        56       3,088           0            0        0          44,465         45,791      200,000
12        57       3,088           0            0        0          51,941         52,936      200,000
13        58       3,088           0            0        0          60,182         60,845      200,000
14        59       3,088           0            0        0          69,301         69,633      200,000
15        60       3,088           0            0        0          79,426         79,426      200,000
16        61       3,088           0            0        0          90,334         90,334      200,000
17        62       3,088           0            0        0         102,445        102,445      200,000
18        63       3,088           0            0        0         115,901        115,901      200,000
19        64       3,088           0            0        0         130,925        130,925      200,000
20        65       3,088           0            0        0         147,730        147,703      200,000

21        66       3,088           0            0        0         166,619        166,619      200,000
22        67       3,088           0            0        0         187,659        187,659      223,314
23        68       3,088           0            0        0         210,930        210,930      248,897
24        69       3,088           0            0        0         236,658        236,658      276,890
25        70       3,088           0            0        0         265,093        265,093      307,508
26        71       3,088           0            0        0         296,526        296,526      341,005
27        72       3,088           0            0        0         331,331        331,331      374,404
28        73       3,088           0            0        0         369,921        369,921      410,612
29        74       3,088           0            0        0         412,725        412,725      449,870
30        75       3,088           0            0        0         460,260        460,260      492,478

31        76       3,088           0            0        0         513,134        513,134      538,791
32        77       3,088           0            0        0         571,602        571,602      600,182
33        78       3,088           0            0        0         636,223        636,223      668,034
34        79       3,088           0            0        0         707,462        707,462      742,835
35        80       3,088           0            0        0         786,062        786,062      825,365
36        81       3,088           0            0        0         872,748        872,748      916,385
37        82       3,088           0            0        0         968,248        968,248    1,016,661
38        83       3,088           0            0        0       1,073,711      1,073,711    1,127,397
39        84       3,088           0            0        0       1,189,890      1,189,890    1,249,384
40        85       3,088           0            0        0       1,317,705      1,317,705    1,383,590

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
41        86       3,008           0            0        0       1,458,256      1,458,256    1,531,169
42        87       3,088           0            0        0       1,612,574      1,612,576    1,693,203
43        88       3,088           0            0        0       1,781,931      1,781,931    1,871,028
44        89       3,088           0            0        0       1,967,590      1,967,590    2,065,970
45        90       3,088           0            0        0       2,170,903      2,170,903    2,279,448
46        91       3,088           0            0        0       2,393,096      2,393,096    2,512,751
47        92       3,088           0            0        0       2,639,826      2,639,926    2,745,419
48        93       3,088           0            0        0       2,914,390      2,914,390    3,001,822
49        94       3,088           0            0        0       3,221,893      3,221,893    3,286,331
50        95       3,088           0            0        0       3,568,777      3,568,777    3,604,465
                 -------
Total            154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:00 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1 0%                 MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                   GUARANTEED CHARGES
                                                       ---------------------------------------------------------------------------
                                                              0.00% (-1.49% NET)                      0.00% (-1.49% NET)
                                                       ---------------------------------     -------------------------------------
                   (1)         (2)          (3)           (4)         (5)         (6)           (7)           (8)           (9)
                   NET       PREMIUM        NET                                 BENEFIT                                   BENEFIT
END OF            ANNUAL     ACCUM'D      LOANS/       VALUE ON       FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     ------     -------     ---------     ---------     ------     --------     ---------     ---------     ---------
 1        46      2,578        2,707         0               27       1,698     200,000            27          1,698       200,000
 2        47      2,578        5,549         0            1,422       3,320     200,000         1,422          3,320       200,000
 3        48      2,578        8,534         0            1,966       4,899     200,000         1,966          4,899       200,000
 4        49      2,578       11,667         0            3,481       6,415     200,000         3,481          6,415       200,000
 5        50      2,578       14,957         0            4,911       7,844     200,000         4,911          7,844       200,000
 6        51      2,578       18,412         0            6,573       9,213     200,000         6,573          9,213       200,000
 7        52      2,578       22,040         0            8,152      10,499     200,000         8,152         10,499       200,000
 8        53      2,578       25,848         0            9,651      11,705     200,000         9,651         11,705       200,000
 9        54      2,578       29,848         0           11,071      12,832     200,000        11,071         12,832       200,000
10        55      2,578       34,047         0           12,414      13,881     200,000        12,414         13,881       200,000
Total            25,780

11        56      2,578       38,456         0           13,788      14,961     200,000        13,788         14,961       200,000
12        57      2,578       43,086         0           15,070      15,950     200,000        15,070         15,950       200,000
13        58      2,578       47,947         0           16,261      16,847     200,000        16,261         16,847       200,000
14        59      2,578       53,052         0           17,362      17,656     200,000        17,362         17,656       200,000
15        60      2,578       58,411         0           18,375      18,375     200,000        18,375         18,375       200,000
16        61      2,578       64,038         0           19,007      19,007     200,000        19,007         19,007       200,000
17        62      2,578       69,947         0           19,509      19,509     200,000        19,509         19,509       200,000
18        63      2,578       76,152         0           19,860      19,860     200,000        19,860         19,860       200,000
19        64      2,578       82,666         0           20,040      20,040     200,000        20,040         20,040       200,000
20        65      2,578       89,506         0           20,006      20,006     200,000        20,006         20,006       200,000
Total            51,560

21        66      2,578       96,688         0           19,766      19,766     200,000        19,766         19,766       200,000
22        67      2,578      104,230         0           19,288      19,288     200,000        19,288         19,288       200,000
23        68      2,578      112,148         0           18,549      18,549     200,000        18,549         18,549       200,000
24        69      2,578      120,462         0           17,545      17,545     200,000        17,545         17,545       200,000
25        70      2,578      129,192         0           16,248      16,248     200,000        16,248         16,248       200,000
26        71      2,578      138,359         0           14,609      14,609     200,000        14,609         14,609       200,000
27        72      2,578      147,984         0           12,527      12,527     200,000        12,527         12,527       200,000
28        73      2,578      158,090         0            9,920       9,920     200,000         9,920          9,920       200,000
29        74      2,578      168,701         0            6,627       6,627     200,000         6,627          6,627       200,000
30        75      2,578      179,843         0            2,519       2,519     200,000         2,519          2,519       200,000
Total            77,340

31        76      2,578      191,542         0            LAPSE       LAPSE       LAPSE         LAPSE          LAPSE         LAPSE
32        77      2,578      203,826         0
33        78      2,578      216,725         0
34        79      2,578      230,268         0
35        80      2,578      244,488         0
36        81      2,578      259,419         0
37        82      2,578      275,097         0
38        83      2,578      291,559         0
                  ------
Total            97,964

                   CURRENT CHARGES
        -------------------------------------
                 0.00% (-1.49% NET)
        -------------------------------------
          (10)          (11)          (12)
                                     BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
 1            27          1,698       200,000
 2         1,749          3,647       200,000
 3         2,590          5,524       200,000
 4         4,328          7,262       200,000
 5         5,976          8,909       200,000
 6         7,694         10,334       200,000
 7         9,351         11,698       200,000
 8        10,972         13,025       200,000
 9        12,556         14,316       200,000
10        14,082         15,549       200,000
Total

11        15,624         16,797       200,000
12        17,095         17,975       200,000
13        18,517         19,104       200,000
14        19,828         20,121       200,000
15        21,113         21,113       200,000
16        22,080         22,080       200,000
17        23,023         23,023       200,000
18        23,837         23,837       200,000
19        24,628         24,628       200,000
20        25,313         25,313       200,000
Total

21        25,903         25,903       200,000
22        26,368         26,368       200,000
23        26,689         26,689       200,000
24        26,865         26,865       200,000
25        26,939         26,939       200,000
26        26,827         26,827       200,000
27        26,530         26,530       200,000
28        26,024         26,024       200,000
29        25,244         25,244       200,000
30        24,167         24,167       200,000
Total

31        22,680         22,680       200,000
32        20,772         20,772       200,000
33        18,364         18,364       200,000
34        15,303         15,303       200,000
35        11,556         11,556       200,000
36         6,899          6,899       200,000
37         1,291          1,291       200,000
38         LAPSE          LAPSE         LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95 05:01 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT 1 0%                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                 --------------------------------
                                                                        0.00% (-1.49% NET)
                                                                 --------------------------------
 END                          UNSCHEDULED                          VALUE                 BENEFIT
 OF                            PREMIUM/       NET      TOTAL        ON         FUND      PAYABLE
YEAR      AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     VALUE     AT DEATH
-----     ---     -------     -----------     ----     -----     ---------     -----     --------
 1        46       2,578           0            0        0            27        1,698    200,000
 2        47       2,578           0            0        0         1,749        3,647    200,000
 3        48       2,578           0            0        0         2,590        5,524    200,000
 4        49       2,578           0            0        0         4,328        7,262    200,000
 5        50       2,578           0            0        0         5,976        8,909    200,000
 6        51       2,578           0            0        0         7,694       10,334    200,000
 7        52       2,578           0            0        0         9,351       11,698    200,000
 8        53       2,578           0            0        0        10,972       13,025    200,000
 9        54       2,578           0            0        0        12,556       14,316    200,000
10        55       2,578           0            0        0        14,082       15,549    200,000

11        56       2,578           0            0        0        15,624       16,797    200,000
12        57       2,578           0            0        0        17,095       17,975    200,000
13        58       2,578           0            0        0        18,517       19,104    200,000
14        59       2,578           0            0        0        19,828       20,121    200,000
15        60       2,578           0            0        0        21,113       21,113    200,000
16        61       2,578           0            0        0        22,080       22,080    200,000
17        62       2,578           0            0        0        23,023       23,023    200,000
18        63       2,578           0            0        0        23,837       23,837    200,000
19        64       2,578           0            0        0        24,628       24,628    200,000
20        65       2,578           0            0        0        25,313       25,313    200,000

21        66       2,578           0            0        0        25,903       25,903    200,000
22        67       2,578           0            0        0        26,368       26,368    200,000
23        68       2,578           0            0        0        26,689       26,689    200,000
24        69       2,578           0            0        0        26,865       26,865    200,000
25        70       2,578           0            0        0        26,939       26,939    200,000
26        71       2,578           0            0        0        26,827       26,827    200,000
27        72       2,578           0            0        0        26,530       26,530    200,000
28        73       2,578           0            0        0        26,024       26,024    200,000
29        74       2,578           0            0        0        25,244       25,244    200,000
30        75       2,578           0            0        0        24,167       24,167    200,000

31        76       2,578           0            0        0        22,680       22,680    200,000
32        77       2,578           0            0        0        20,772       20,772    200,000
33        78       2,578           0            0        0        18,364       18,364    200,000
34        79       2,578           0            0        0        15,303       15,303    200,000
35        80       2,578           0            0        0        11,556       11,556    200,000
36        81       2,578           0            0        0         6,899        6,899    200,000
37        82       2,578           0            0        0         1,291        1,291    200,000
38        83       2,578           0            0        0         LAPSE        LAPSE      LAPSE
                  ------
Total             97,964

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:01 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1 6%                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS

                                                                                 GUARANTEED CHARGES
                                                       ----------------------------------------------------------------------
                                                              0.00% (- 1.49% NET)                   6.00% (4.46% NET)
                                                       ---------------------------------     --------------------------------
                   (1)         (2)          (3)           (4)          (5)        (6)           (7)         (8)        (9)
END                NET       PREMIUM        NET          VALUE                  BENEFIT        VALUE                 BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND      PAYABLE         ON          FUND     PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER      VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     -------    --------     ---------     ------    --------
 1       46         2,578       2,707        0               27        1,698    200,000          149        1,819    200,000
 2       47         2,578       5,549        0            1,422        3,320    200,000        1,770        3,668    200,000
 3       48         2,578       8,534        0            1,966        4,899    200,000        2,648        5,581    200,000
 4       49         2,578      11,667        0            3,481        6,415    200,000        4,606        7,540    200,000
 5       50         2,578      14,957        0            4,911        7,844    200,000        6,589        9,523    200,000
 6       51         2,578      18,412        0            6,573        9,213    200,000        8,916       11,556    200,000
 7       52         2,578      22,040        0            8,152       10,499    200,000       11,274       13,620    200,000
 8       53         2,578      25,848        0            9,651       11,705    200,000       13,665       15,719    200,000
 9       54         2,578      29,848        0           11,071       12,832    200,000       16,094       17,854    200,000
10       55         2,578      34,047        0           12,414       13,881    200,000       18,563       20,030    200,000
Total              25,780

11       56         2,578      38,456        0           13,788       14,961    200,000       21,224       22,398    200,000
12       57         2,578      43,086        0           15,070       15,950    200,000       23,932       24,812    200,000
13       58         2,578      47,947        0           16,261       16,847    200,000       26,691       27,278    200,000
14       59         2,578      53,052        0           17,362       17,656    200,000       29,508       29,801    200,000
15       60         2,578      58,411        0           18,375       18,375    200,000       32,387       32,387    200,000
16       61         2,578      64,038        0           19,007       19,007    200,000       35,043       35,043    200,000
17       62         2,578      69,947        0           19,509       19,509    200,000       37,734       37,734    200,000
18       63         2,578      76,152        0           19,860       19,860    200,000       40,447       40,447    200,000
19       64         2,578      82,666        0           20,040       20,040    200,000       43,169       43,169    200,000
20       65         2,578      89,506        0           20,006       20,006    200,000       45,867       45,867    200,000
Total              51,560

21       66         2,578      96,688        0           19,766       19,766    200,000       48,564       48,564    200,000
22       67         2,578     104,230        0           19,280       19,288    200,000       51,232       51,232    200,000
23       68         2,578     112,148        0           18,549       18,549    200,000       53,857       53,857    200,000
24       69         2,578     120,462        0           17,545       17,545    200,000       56,445       56,445    200,000
25       70         2,578     129,192        0           16,248       16,248    200,000       58,983       58,983    200,000
26       71         2,578     138,359        0           14,609       14,609    200,000       61,442       61,442    200,000
27       72         2,578     147,984        0           12,527       12,527    200,000       63,757       63,757    200,000
28       73         2,578     158,090        0            9,920        9,920    200,000       65,877       65,877    200,000
29       74         2,578     168,701        0            6,627        6,627    200,000       67,702       67,702    200,000
30       75         2,578     179,843        0            2,519        2,519    200,000       69,155       69,155    200,000
Total              77,340

               CURRENT CHARGES
      ---------------------------------
              6.00% (4.46% NET)
      ---------------------------------
        (10)         (11)        (12)
END     VALUE                  BENEFIT
 OF      ON          FUND      PAYABLE
YEAR  SURRENDER      VALUE     AT DEATH
----  ---------     -------    --------
 1         149        1,819    200,000
 2       2,108        4,005    200,000
 3       3,311        6,245    200,000
 4       5,538        8,471    200,000
 5       7,799       10,732    200,000
 6      10,254       12,894    200,000
 7      12,769       15,116    200,000
 8      15,370       17,423    200,000
 9      18,062       19,822    200,000
10      20,828       22,294    200,000
Total

11      23,789       24,963    200,000
12      26,834       27,714    200,000
13      29,991       30,578    200,000
14      33,204       33,498    200,000
15      36,563       36,563    200,000
16      39,782       39,782    200,000
17      43,165       43,165    200,000
18      46,626       46,626    200,000
19      50,268       50,268    200,000
20      54,030       54,030    200,000
Total

21      57,943       57,943    200,000
22      61,986       61,986    200,000
23      66,154       66,154    200,000
24      70,464       70,464    200,000
25      74,962       74,962    200,000
26      79,606       79,606    200,000
27      84,416       84,416    200,000
28      89,398       89,398    200,000
29      94,537       94,537    200,000
30      99,848       99,848    200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                 GUARANTEED CHARGES
                                                       ----------------------------------------------------------------------
                                                              0.00% (- 1.49% NET)                   6.00% (4.46% NET)
                                                       ---------------------------------     --------------------------------
                   (1)         (2)          (3)           (4)          (5)        (6)           (7)         (8)        (9)
END                NET       PREMIUM        NET          VALUE                  BENEFIT        VALUE                 BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND      PAYABLE         ON          FUND     PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER      VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     -------    --------     ---------     ------    --------
31       76         2,578     191,542        0            LAPSE        LAPSE      LAPSE       70,134       70,134    200,000
32       77         2,578     203,826        0                                                70,542       70,542    200,000
33       78         2,578     216,725        0                                                70,296       70,296    200,000
34       79         2,578     230,268        0                                                69,246       69,246    200,000
35       80         2,578     244,488        0                                                67,228       67,228    200,000
36       81         2,578     259,419        0                                                63,986       63,986    200,000
37       82         2,578     275,097        0                                                59,183       59,183    200,000
38       83         2,578     291,559        0                                                52,314       52,314    200,000
39       84         2,578     308,844        0                                                42,695       42,695    200,000
40       85         2,578     326,993        0                                                29,464       29,464    200,000
Total             103,120

41       86         2,578     346,049        0                                                11,387       11,387    200,000
42       87         2,578     366,059        0                                                 LAPSE        LAPSE      LAPSE
43       88         2,578     387,069        0
44       89         2,578     409,129        0
45       90         2,578     432,292        0
46       91         2,578     456,614        0
47       92         2,578     482,151        0
48       93         2,578     508,966        0
49       94         2,578     537,121        0
50       95         2,578     566,684        0
                 --------
Total             128,900

               CURRENT CHARGES
      ---------------------------------
              6.00% (4.46% NET)
      ---------------------------------
        (10)         (11)        (12)
END     VALUE                  BENEFIT
 OF      ON          FUND      PAYABLE
YEAR  SURRENDER      VALUE     AT DEATH
----  ---------     -------    --------
31     105,301      105,301    200,000
32     110,931      110,931    200,000
33     116,748      116,748    200,000
34     122,738      122,738    200,000
35     128,956      128,956    200,000
36     135,400      135,400    200,000
37     142,154      142,154    200,000
38     149,173      149,173    200,000
39     156,551      156,551    200,000
40     164,328      164,328    200,000
Total

41     172,661      172,661    200,000
42     181,797      181,797    200,000
43     192,079      192,079    201,683
44     203,015      203,015    213,166
45     214,291      214,291    225,006
46     225,877      225,877    237,171
47     238,153      238,153    247,679
48     251,237      251,237    258,774
49     265,284      265,284    270,590
50     280,467      280,467    283,272
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT 1 6%             MONY EQUITYMASTER                         SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45      FLEXIBLE PREMIUM VARIABLE LIFE                        INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                   TO AGE 95                                         SPECIFIED AMOUNT
                                             MONY LIFE OF AMERICA
                                               DECLARED PREMIUMS

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                           6.00% (4.46% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
 1        46       2,578           0            0        0            149           1,819      200,000
 2        47       2,578           0            0        0          2,108           4,005      200,000
 3        48       2,578           0            0        0          3,311           6,245      200,000
 4        49       2,578           0            0        0          5,538           8,471      200,000
 5        50       2,578           0            0        0          7,799          10,732      200,000
 6        51       2,578           0            0        0         10,254          12,894      200,000
 7        52       2,578           0            0        0         12,769          15,116      200,000
 8        53       2,578           0            0        0         15,370          17,423      200,000
 9        54       2,578           0            0        0         18,062          19,822      200,000
10        55       2,578           0            0        0         20,828          22,294      200,000
11        56       2,578           0            0        0         23,789          24,963      200,000
12        57       2,578           0            0        0         26,834          27,714      200,000
13        58       2,578           0            0        0         29,991          30,578      200,000
14        59       2,578           0            0        0         33,204          33,498      200,000
15        60       2,578           0            0        0         36,563          36,563      200,000
16        61       2,578           0            0        0         39,782          39,782      200,000
17        62       2,578           0            0        0         43,165          43,165      200,000
18        63       2,578           0            0        0         46,626          46,626      200,000
19        64       2,578           0            0        0         50,268          50,268      200,000
20        65       2,578           0            0        0         54,030          54,030      200,000
21        66       2,578           0            0        0         57,943          57,943      200,000
22        67       2,578           0            0        0         61,986          61,986      200,000
23        68       2,578           0            0        0         66,154          66,154      200,000
24        69       2,578           0            0        0         70,464          70,464      200,000
25        70       2,578           0            0        0         74,962          74,962      200,000
26        71       2,578           0            0        0         79,606          79,606      200,000
27        72       2,578           0            0        0         84,416          84,416      200,000
28        73       2,578           0            0        0         89,398          89,398      200,000
29        74       2,578           0            0        0         94,537          94,537      200,000
30        75       2,578           0            0        0         99,848          99,848      200,000
31        76       2,578           0            0        0        105,301         105,301      200,000
32        77       2,578           0            0        0        110,931         110,931      200,000
33        78       2,578           0            0        0        116,748         116,748      200,000
34        79       2,578           0            0        0        122,738         122,738      200,000
35        80       2,578           0            0        0        128,956         128,956      200,000
36        81       2,578           0            0        0        135,400         135,400      200,000
37        82       2,578           0            0        0        142,154         142,154      200,000
38        83       2,578           0            0        0        149,173         149,173      200,000
39        84       2,578           0            0        0        156,551         156,551      200,000
40        85       2,578           0            0        0        164,328         164,328      200,000
                 -------
Total            123,520

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  5:02 pm                         PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                           6.00% (4.46% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
41        86       2,578           0            0        0        172,661         172,661      200,000
42        87       2,578           0            0        0        181,797         181,797      200,000
43        88       2,578           0            0        0        192,079         192,079      201,683
44        89       2,578           0            0        0        203,015         203,015      213,166
45        90       2,578           0            0        0        214,291         214,291      225,006
46        91       2,578           0            0        0        225,877         225,877      237,171
47        92       2,578           0            0        0        238,153         238,153      247,679
48        93       2,578           0            0        0        251,237         251,237      258,774
49        94       2,578           0            0        0        265,284         265,284      270,590
50        95       2,578           0            0        0        280,467         280,467      283,272
                 -------
Total            128,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $3,517.70            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  5:02 pm                         PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                          STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1  12%              MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                     GUARANTEED CHARGES
                                                        ----------------------------------------------------------------------------
                                                               0.00% (- 1.49% NET)                     12.00% (- 10.42% NET)
                                                        ----------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)          (5)         (6)           (7)           (8)           (9)
 END                NET       PREMIUM        NET          VALUE                   BENEFIT        VALUE                      BENEFIT
 OF                ANNUAL     ACCUM'D      LOANS/          ON           FUND      PAYABLE         ON            FUND        PAYABLE
YEAR      AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER      VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
-----     ---     --------    -------     ---------     ---------     --------    --------     ---------     ----------    ---------
 1        46         2,578     2,707          0               27         1,698    200,000           270           1,940      200,000
 2        47         2,578     5,549          0            1,422         1,422    200,000         2,133           4.031      200,000
 3        48         2,578     8,534          0            1,966         4,899    200,000         3,388           6,322      200,000
 4        49         2,578    11,667          0            3,481         6,415    200,000         5,878           8,812      200,000
 5        50         2,578    14,957          0            4,911         7,844    200,000         8,566          11,499      200,000
 6        51         2,578    18,412          0            6,573         9,213    200,000        11,791          14,431      200,000
 7        52         2,578    22,040          0            8,152        10,499    200,000        15,266          17,612      200,000
 8        53         2,578    25,848          0            9,651        11,705    200,000        19,019          21,213      200,000
 9        54         2,578    29,848          0           11,071        12,832    200,000        23,086          24,846      200,000
10        55         2,578    34,047          0           12,414        13,881    200,000        27,502          28,968      200,000
Total               25,780
11        56         2,578    38,456          0           13,788        14,961    200,000        32,589          33,689      200,000
12        57         2,578    43,086          0           15,070        15,950    200,000        37,878          37,998      200,000
13        58         2,578    47,947          0           16,261        16,847    200,000        44,006          44,593      200,000
14        59         2,578    53,052          0           17,362        17,656    200,000        50,610          50,904      200,000
15        60         2,578    58,411          0           18,375        18,373    200,000        57,886          57,886      200,000
16        61         2,578    64,038          0           19,007        19,007    200,000        65,627          65,627      200,000
17        62         2,578    69,947          0           19,509        19,509    200,000        74,192          74,192      200,000
18        63         2,578    76,152          0           19,860        19,860    200,000        83,677          83,677      200,000
19        64         2,578    82,666          0           20,040        20,040    200,000        94,197          94,197      200,000
20        65         2,578    89,506          0           20,006        20,006    200,000       105,874         105,874      200,000
Total               51,560
21        66         2,578    96,688          0           19,766        19,766    200,000       118,917         118,917      200,000
22        67         2,578   104,230          0           19,288        19,288    200,000       133,486         133,486      200,000
23        68         2,578   112,148          0           18,549        18,549    200,000       149,810         149,810      200,000
24        69         2,578   120,462          0           17,545        17,545    200,000       168,162         168,162      200,000
25        70         2,578   129,192          0           16,248        16,248    200,000       188,706         188,706      218,899
26        71         2,578   138,359          0           14,609        14,609    200,000       211,422         211,422      243,135
27        72         2,578   147,984          0           12,527        12,527    200,000       236,581         236,581      267,336
28        73         2,578   158,090          0            9,920         9,920    200,000       264,462         264,462      293,553
29        74         2,578   168,701          0            6,627         6,627    200,000       295,379         295,379      321,963
30        75         2,578   179,843          0            2,519         2,519    200,000       329,703         329,703      352,782
Total               77,340

           CURRENT CHARGES
       ------------------------
               12.00% (- 10.42% NET)
       -------------------------------------
         (10)           (11)         (12)
 END     VALUE                      BENEFIT
 OF       ON            FUND        PAYABLE
YEAR   SURRENDER       VALUE       AT DEATH
-----  ---------     ----------    ---------
 1          270           1,940      200,000
 2        2,481           4,378      200,000
 3        4,092           7,025      200,000
 4        6,899           9,833      200,000
 5        9,936          12,869      200,000
 6       13,380          16,020      200,000
 7       17,467          19,467      200,000
 8       21,213          23,266      200,000
 9       25,697          27,457      200,000
10       30,595          32,061      200,000
Total
11       36,137          37,310      200,000
12       42,224          43,104      200,000
13       48,944          49,531      200,000
14       56,318          56,611      200,000
15       64,500          64,500      200,000
16       73,295          73,295      200,000
17       83,105          83,105      200,000
18       93,979          93,979      200,000
19      106,124         106,124      200,000
20      119,649         119,649      200,000
Total
21      134,774         134,774      200,000
22      151,667         151,667      200,000
23      170,562         170,562      201,263
24      191,590         191,590      224,160
25      214,884         214,884      249,266
26      240,674         240,674      276,776
27      269,271         269,271      304,276
28      300,993         300,993      334,102
29      336,191         336,191      366,448
30      375,275         375,275      401,545
Total


    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                     GUARANTEED CHARGES
                                                        ----------------------------------------------------------------------------
                                                               0.00% (- 1.49% NET)                     12.00% (- 10.42% NET)
                                                        ----------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)          (5)         (6)           (7)           (8)           (9)
 END                NET       PREMIUM        NET          VALUE                   BENEFIT        VALUE                      BENEFIT
 OF                ANNUAL     ACCUM'D      LOANS/          ON           FUND      PAYABLE         ON            FUND        PAYABLE
YEAR      AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER      VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
-----     ---     --------    -------     ---------     ---------     --------    --------     ---------     ----------    ---------
31        76         2,578    191,542         0          LAPSE         LAPSE       LAPSE         367,868        367,868      386,262
32        77         2,578    203,826         0                                                  410,040        410,040      430,542
33        78         2,578    216,725         0                                                  456,622        456,622      479,453
34        79         2,578    230,268         0                                                  508,044        508,044      533,447
35        80         2,578    244,488         0                                                  564,780        564,780      593,019
36        81         2,578    259,419         0                                                  627,330        627,330      658,697
37        82         2,578    275,097         0                                                  696,232        696,232      731,044
38        83         2,578    291,559         0                                                  772,041        772,041      810,643
39        84         2,578    308,844         0                                                  855,342        855,342      898,109
40        85         2,578    326,993         0                                                  946,761        946,761      994,099
Total              103,120

41        86         2,578    346,049         0                                                1,046,950      1,046,950    1,099,297
42        87         2,578    366,059         0                                                1,156,604      1,156,604    1,214,434
43        88         2,578    387,069         0                                                1,276,428      1,276,428    1,340,250
44        89         2,578    409,129         0                                                1,407,182      1,407,182    1,477,541
45        90         2,578    432,292         0                                                1,549,595      1,549,595    1,627,075
46        91         2,578    456,614         0                                                1,704,432      1,704,432    1,789,653
47        92         2,578    482,151         0                                                1,876,722      1,876,722    1,951,791
48        93         2,578    508,966         0                                                2,069,385      2,069,385    2,131,467
49        94         2,578    537,121         0                                                2,286,064      2,286,064    2,331,785
50        95         2,578    566,684         0                                                2,531,422      2,531,422    2,556,736
                  --------
Total              128,900

           CURRENT CHARGES
       ------------------------
               12.00% (- 10.42% NET)
       -------------------------------------
         (10)           (11)         (12)
 END     VALUE                      BENEFIT
 OF       ON            FUND        PAYABLE
YEAR   SURRENDER       VALUE       AT DEATH
-----  ---------     ----------    ---------
31       418,700        418,700      439,635
32       466,785        466,785      490,124
33       520,016        520,016      546,017
34       578,915        578,915      607,860
35       644,072        644,072      676,275
36       716,106        716,106      751,912
37       795,730        795,730      835,517
38       883,618        883,618      927,799
39       980,564        980,564    1,029,592
40     1,087,310      1,087,310    1,141,676
Total

41     1,204,684      1,204,684    1,264,919
42     1,333,568      1,333,568    1,400,246
43     1,474,873      1,474,873    1,548,617
44     1,629,899      1,629,899    1,711,394
45     1,799,772      1,799,772    1,889,761
46     1,985,522      1,985,522    2,084,798
47     2,192,001      2,192,001    2,279,682
48     2,422,361      2,422,361    2,495,032
49     2,680,521      2,680,521    2,734,131
50     2,971,114      2,971,114    3,000,825
Total

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:02 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT 1 12%               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
 END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                            PREMIUM/       NET      TOTAL        ON           FUND         PAYABLE
YEAR      AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
-----     ---     -------     -----------     ----     -----     ---------     ---------     ---------
 1        46       2,578           0            0        0            270          1,940       200,000
 2        47       2,578           0            0        0          2,481          4,378       200,000
 3        48       2,578           0            0        0          4,092          7,025       200,000
 4        49       2,578           0            0        0          6,899          9,833       200,000
 5        50       2,578           0            0        0          9,936         12,869       200,000
 6        51       2,578           0            0        0         13,380         16,020       200,000
 7        52       2,578           0            0        0         17,121         19,467       200,000
 8        53       2,578           0            0        0         21,213         23,266       200,000
 9        54       2,578           0            0        0         25,697         27,457       200,000
10        55       2,578           0            0        0         30,595         32,061       200,000

11        56       2,578           0            0        0         36,137         37,310       200,000
12        57       2,578           0            0        0         42,226         43,104       200,000
13        58       2,578           0            0        0         48,944         49,531       200,000
14        59       2,578           0            0        0         56,318         56,611       200,000
15        60       2,578           0            0        0         64,500         64,500       200,000
16        61       2,578           0            0        0         73,295         73,295       200,000
17        62       2,578           0            0        0         83,105         83,105       200,000
18        63       2,578           0            0        0         93,979         93,979       200,000
19        64       2,578           0            0        0        106,124        106,124       200,000
20        65       2,578           0            0        0        119,649        119,649       200,000

21        66       2,578           0            0        0        134,774        134,774       200,000
22        67       2,578           0            0        0        151,667        151,667       200,000
23        68       2,578           0            0        0        170,562        170,562       201,263
24        69       2,578           0            0        0        191,590        191,590       224,160
25        70       2,578           0            0        0        214,884        214,884       249,266
26        71       2,578           0            0        0        240,676        240,674       276,776
27        72       2,578           0            0        0        269,271        269,271       304,276
28        73       2,578           0            0        0        300,993        300,993       334,102
29        74       2,578           0            0        0        336,191        336,191       366,448
30        75       2,578           0            0        0        375,275        375,275       401,545

31        76       2,578           0            0        0        418,700        418,700       439,635
32        77       2,578           0            0        0        466,785        466,785       490,124
33        78       2,578           0            0        0        520,016        520,016       546,017
34        79       2,578           0            0        0        578,915        578,915       607,860
35        80       2,578           0            0        0        644,072        644,072       676,275
36        81       2,578           0            0        0        716,106        716,106       751,912
37        82       2,578           0            0        0        795,730        795,730       835,517
38        83       2,578           0            0        0        883,618        883,618       927,799
39        84       2,578           0            0        0        980,564        980,564     1,029,592
40        85       2,578           0            0        0      1,087,310      1,087,310     1,141,676
                 -------
Total            103,120

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:03 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
 END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                            PREMIUM/       NET      TOTAL        ON           FUND         PAYABLE
YEAR      AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
-----     ---     -------     -----------     ----     -----     ---------     ---------     ---------

41        86       2,578           0            0        0       1,204,684     1,204,684     1,284,919
42        87       2,578           0            0        0       1,333,568     1,333,568     1,400,246
43        88       2,578           0            0        0       1,474,873     1,474,873     1,548,617
44        89       2,578           0            0        0       1,629,899     1,629,899     1,711,394
45        90       2,578           0            0        0       1,799,772     1,799,772     1,889,761
46        91       2,578           0            0        0       1,985,522     1,985,522     2,084,798
47        92       2,578           0            0        0       2,192,001     2,192,001     2,279,682
48        93       2,578           0            0        0       2,422,361     2,422,361     2,495,032
49        94       2,578           0            0        0       2,680,521     2,680,521     2,734,131
50        95       2,578           0            0        0       2,971,114     2,971,114     3,000,825
                 -------
Total            128,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68          INITIAL GUIDELINE ANNUAL: $2,941.36            INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 01/04/95  05:03 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  0%                      MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                   TO AGE 95                                SPECIFIED AMOUNT
                                                             MONY LIFE OF AMERICA
                                                               DECLARED PREMIUMS

                                                                                  GUARANTEED CHARGES
                                                       -------------------------------------------------------------------------
                                                              0.00% (- 1.49% NET)                    0.00% (- 1.49% NET)
                                                       ----------------------------------     ----------------------------------
                   (1)         (2)          (3)           (4)          (5)         (6)           (7)          (8)         (9)
END                NET       PREMIUM        NET          VALUE                   BENEFIT        VALUE                   BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON           FUND      PAYABLE         ON           FUND      PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER      VALUE      AT DEATH     SURRENDER      VALUE      AT DEATH
----     ---     --------    --------    ---------     ---------     --------    --------     ---------     --------    --------
 1       46         4,162       4,370        0              573         2,655    200,000           573         2,655    200,000
 2       47         4,162       8,959        0            2,572         5,023    200,000         2,572         5,023    200,000
 3       48         4,162      13,777        0            3,136         7,258    200,000         3,186         7,258    200,000
 4       49         4,162      18,836        0            5,218         9,339    200,000         5,218         9,339    200,000
 5       50         4,162      24,148        0            7,151        11,272    200,000         7,151        11,272    200,000
 6       51         4,162      29,725        0            9,350        13,060    200,000         9,350        13,060    200,000
 7       52         4,162      35,581        0           11,386        14,684    200,000        11,386        14,684    200,000
 8       53         4,162      41,731        0           13,219        16,104    200,000        13,219        16,104    200,000
 9       54         4,162      48,187        0           14,850        17,323    200,000        14,850        17,323    200,000
10       55         4,162      54,967        0           16,242        18,303    200,000        16,242        18,303    200,000
Total              41,620

11       56         4,162      62,085        0           17,604        19,253    200,000        17,604        19,253    200,000
12       57         4,162      69,559        0           18,714        19,951    200,000        18,714        19,951    200,000
13       58         4,162      77,408        0           19,551        20,375    200,000        19,551        20,375    200,000
14       59         4,162      85,648        0           20,092        20,504    200,000        20,092        20,504    200,000
15       60         4,162      94,300        0           20,336        20,336    200,000        20,336        20,336    200,000
16       61         4,162     103,386        0           19,843        19,843    200,000        19,843        19,843    200,000
17       62         4,162     112,925        0           18,957        18,957    200,000        18,957        18,957    200,000
18       63         4,162     122,941        0           17,624        17,624    200,000        17,624        17,624    200,000
19       64         4,162     133,459        0           15,785        15,785    200,000        15,785        15,785    200,000
20       65         4,162     144,502        0           13,354        13,354    200,000        13,354        13,354    200,000
Total              83,240

21       66         4,162     156,097        0           10,320        10,320    200,000        10,320        10,320    200,000
22       67         4,162     168,272        0            6,561         6,561    200,000         6,561         6,561    200,000
23       68         4,162     181,055        0            1,981         1,981    200,000         1,981         1,981    200,000
24       69         4,162     194,478        0            LAPSE         LAPSE      LAPSE         LAPSE         LAPSE      LAPSE
25       70         4,162     208,572        0
26       71         4,162     223,371        0
27       72         4,162     238,910        0
28       73         4,162     255,225        0
29       74         4,162     272,356        0
                 --------
Total             120,698

               CURRENT CHARGES
      ----------------------------------
             0.00% (- 1.49% NET)
      ----------------------------------
        (10)          (11)        (12)
END     VALUE                   BENEFIT
 OF      ON           FUND      PAYABLE
YEAR  SURRENDER      VALUE      AT DEATH
----  ---------     --------    --------
 1         573         2,655    200,000
 2       3,036         5,486    200,000
 3       4,030         8,151    200,000
 4       6,511        10,632    200,000
 5       8,859        12,980    200,000
 6      11,467        15,176    200,000
 7      13,928        17,225    200,000
 8      16,289        19,174    200,000
 9      18,510        20,983    200,000
10      20,573        22,634    200,000
Total

11      22,566        24,214    200,000
12      24,395        25,631    200,000
13      25,877        26,701    200,000
14      27,220        27,632    200,000
15      28,364        28,364    200,000
16      28,898        28,898    200,000
17      29,131        29,131    200,000
18      29,041        29,041    200,000
19      28,624        28,624    200,000
20      27,935        27,935    200,000
Total

21      26,992        26,992    200,000
22      25,721        25,721    200,000
23      24,051        24,051    200,000
24      21,837        21,837    200,000
25      18,904        18,904    200,000
26      15,254        15,254    200,000
27      10,680        10,680    200,000
28       5,180         5,180    200,000
29       LAPSE         LAPSE      LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.88          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:03 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                             ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DE OPT 1  0%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                                        CURRENT CHARGES
                                                                --------------------------------
                                                                       0.00% (-1.49% NET)
                                                                --------------------------------
END                          UNSCHEDULED                          VALUE                 BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON         FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -----     --------
 1       46       4,162           0            0        0           573        2,655    200,000
 2       47       4,162           0            0        0         3,036        5,486    200,000
 3       48       4,162           0            0        0         4,030        8,151    200,000
 4       49       4,162           0            0        0         6,511       10,632    200,000
 5       50       4,162           0            0        0         8,859       12,980    200,000
 6       51       4,162           0            0        0        11,467       15,176    200,000
 7       52       4,162           0            0        0        13,928       17,225    200,000
 8       53       4,162           0            0        0        16,289       19,174    200,000
 9       54       4,162           0            0        0        18,510       20,983    200,000
10       55       4,162           0            0        0        20,573       22,634    200,000

11       56       4,162           0            0        0        22,566       24,214    200,000
12       57       4,162           0            0        0        24,395       25,631    200,000
13       58       4,162           0            0        0        25,877       26,701    200,000
14       59       4,162           0            0        0        27,220       27,632    200,000
15       60       4,162           0            0        0        28,364       28,364    200,000
16       61       4,162           0            0        0        28,898       28,898    200,000
17       62       4,162           0            0        0        29,131       29,131    200,000
18       63       4,162           0            0        0        29,041       29,041    200,000
19       64       4,162           0            0        0        28,624       28,624    200,000
20       65       4,162           0            0        0        27,935       27,935    200,000

21       66       4,162           0            0        0        26,992       26,992    200,000
22       67       4,162           0            0        0        25,721       25,721    200,000
23       68       4,162           0            0        0        24,051       24,051    200,000
24       69       4,162           0            0        0        21,837       21,837    200,000
25       70       4,162           0            0        0        18,904       18,904    200,000
26       71       4,162           0            0        0        15,254       15,254    200,000
27       72       4,162           0            0        0        10,680       10,680    200,000
28       73       4,162           0            0        0         5,180        5,180    200,000
29       74       4,162           0            0        0         LAPSE        LAPSE      LAPSE
                -------
Total           120,698

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:03 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                          STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                                                GUARANTEED CHARGES
                                                       ---------------------------------------------------------------------
                                                              0.00% (-1.49% NET)                   6.00% (4.46% NET)
                                                       --------------------------------     --------------------------------
                   (1)         (2)          (3)           (4)         (5)        (6)           (7)         (8)        (9)
END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                 BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON          FUND     PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     ------    --------     ---------     ------    --------
 1       46         4,162       4,370        0             373        2,655    200,000          766        2,848    200,000
 2       47         4,162       8,959        0           2,572        5,023    200,000        3,120        5,570    200,000
 3       48         4,162      13,777        0           3,136        7,258    200,000        4,195        8,316    200,000
 4       49         4,162      18,836        0           5,218        9,339    200,000        6,945       11,066    200,000
 5       50         4,162      24,148        0           7,151       11,272    200,000        9,704       13,825    200,000
 6       51         4,162      29,725        0           9,350       13,060    200,000       12,889       16,598    200,000
 7       52         4,162      35,581        0          11,386       14,684    200,000       16,070       19,367    200,000
 8       53         4,162      41,731        0          13,219       16,104    200,000       19,208       22,093    200,000
 9       54         4,162      48,187        0          14,850       17,323    200,000       22,306       24,779    200,000
10       55         4,162      54,967        0          16,242       18,303    200,000       25,326       27,387    200,000
Total              41,620

11       56         4,162      62,085        0          17,604       19,253    200,000       28,537       30,186    200,000
12       57         4,162      69,559        0          18,714       19,951    200,000       31,685       32,922    200,000
13       58         4,162      77,408        0          19,551       20,375    200,000       34,753       35,578    200,000
14       59         4,162      85,648        0          20,092       20,504    200,000       37,724       38,137    200,000
15       60         4,162      94,300        0          20,336       20,336    200,000       40,601       40,601    200,000
16       61         4,162     103,386        0          19,843       19,843    200,000       42,952       42,952    200,000
17       62         4,162     112,925        0          18,957       18,957    200,000       45,135       45,135    200,000
18       63         4,162     122,941        0          17,624       17,624    200,000       47,106       47,106    200,000
19       64         4,162     133,459        0          15,785       15,785    200,000       48,822       48,822    200,000
20       65         4,162     144,502        0          13,354       13,354    200,000       50,216       50,216    200,000
Total              83,240

21       66         4,162     156,097        0          10,320       10,320    200,000       51,304       51,304    200,000
22       67         4,162     168,272        0           6,561        6,561    200,000       51,976       51,976    200,000
23       68         4,162     181,055        0           1,981        1,981    200,000       52,162       52,162    200,000
24       69         4,162     194,478        0           LAPSE        LAPSE      LAPSE       51,835       51,835    200,000
25       70         4,162     208,572        0                                               50,866       50,866    200,000
26       71         4,162     223,371        0                                               49,107       49,107    200,000
27       72         4,162     238,910        0                                               46,396       46,396    200,000
28       73         4,162     255,225        0                                               42,461       42,461    200,000
29       74         4,162     272,356        0                                               37,007       37,007    200,000
30       75         4,162     290,344        0                                               29,682       29,682    200,000
Total             124,860

               CURRENT CHARGES
      ----------------------------------
              6.00% (4.46% NET)
      ----------------------------------
        (10)          (11)        (12)
END     VALUE                   BENEFIT
 OF      ON           FUND      PAYABLE
YEAR  SURRENDER      VALUE      AT DEATH
----  ---------     --------    --------
 1         766         2,848    200,000
 2       3,597         6,048    200,000
 3       5,143         9,264    200,000
 4       8,359        12,481    200,000
 5      11,626        15,747    200,000
 6      15,339        19,049    200,000
 7      19,095        22,392    200,000
 8      22,941        25,826    200,000
 9      26,846        29,319    200,000
10      30,796        32,857    200,000
Total

11      34,955        36,604    200,000
12      39,189        40,425    200,000
13      43,336        44,161    200,000
14      47,596        48,008    200,000
15      51,926        51,926    200,000
16      55,930        55,930    200,000
17      59,949        59,949    200,000
18      63,980        63,980    200,000
19      68,043        68,043    200,000
20      72,202        72,202    200,000
Total

21      76,522        76,522    200,000
22      80,959        80,959    200,000
23      85,495        85,495    200,000
24      90,076        90,076    200,000
25      94,640        94,640    200,000
26      99,248        99,248    200,000
27     103,852       103,852    200,000
28     108,528       108,528    200,000
29     113,234       113,234    200,000
30     117,960       117,960    200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                 GUARANTEED CHARGES
                                                       -----------------------------------------------------------------------
                                                              0.00% (-1.49% NET)                     6.00% (4.46% NET)
                                                       ---------------------------------     ---------------------------------
                   (1)         (2)          (3)           (4)          (5)        (6)           (7)          (8)        (9)
END                NET       PREMIUM        NET          VALUE                  BENEFIT        VALUE                  BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER      VALUE     AT DEATH     SURRENDER      VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     -------    --------     ---------     -------    --------
31       76         4,162     309,232        0                                                 19,952       19,952    200,000
32       77         4,162     329,063        0                                                  7,238        7,238    200,000
33       78         4,162     349,887        0                                                  LAPSE        LAPSE      LAPSE
34       79         4,162     371,751        0
35       80         4,162     394,709        0
36       81         4,162     418,814        0
37       82         4,162     444,125        0
38       83         4,162     470,701        0
39       84         4,162     498,607        0
40       85         4,162     527,907        0
Total             166,480

41       86         4,162     558,673        0
42       87         4,162     590,976        0
43       88         4,162     624,895        0
44       89         4,162     660,510        0
45       90         4,162     697,906        0
46       91         4,162     737,171        0
47       92         4,162     778,400        0
48       93         4,162     821,690        0
49       94         4,162     867,144        0
50       95         4,162     914,872        0
                 --------
Total             208,100

               CURRENT CHARGES
      ----------------------------------
              6.00% (4.46% NET)
      ----------------------------------
        (10)          (11)        (12)
END     VALUE                   BENEFIT
 OF      ON           FUND      PAYABLE
YEAR  SURRENDER      VALUE      AT DEATH
----  ---------     --------    --------
31     122,834       122,834    200,000
32     127,784       127,784    200,000
33     132,820       132,820    200,000
34     137,470       137,470    200,000
35     142,146       142,146    200,000
36     146,991       146,991    200,000
37     152,021       152,021    200,000
38     157,902       157,902    200,000
39     164,507       164,507    200,000
40     172,054       172,054    200,000
Total

41     180,995       180,995    200,000
42     191,867       191,867    201,460
43     203,527       203,527    213,704
44     215,470       215,470    226,243
45     227,678       227,678    239,062
46     240,096       240,096    252,100
47     253,429       253,429    263,566
48     267,859       267,859    275,895
49     283,596       283,596    289,268
50     300,893       300,893    303,902
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUE

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND       PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------     --------
 1       46       4,162           0            0        0            766        2,848     200,000
 2       47       4,162           0            0        0          3,597        6,048     200,000
 3       48       4,162           0            0        0          5,143        9,264     200,000
 4       49       4,162           0            0        0          8,359       12,481     200,000
 5       50       4,162           0            0        0         11,626       15,747     200,000
 6       51       4,162           0            0        0         15,339       19,049     200,000
 7       52       4,162           0            0        0         19,095       22,392     200,000
 8       53       4,162           0            0        0         22,941       25,826     200,000
 9       54       4,162           0            0        0         26,846       29,319     200,000
10       55       4,162           0            0        0         30,796       32,857     200,000

11       56       4,162           0            0        0         34,955       36,604     200,000
12       57       4,162           0            0        0         39,189       40,425     200,000
13       58       4,162           0            0        0         43,336       44,161     200,000
14       59       4,162           0            0        0         47,596       48,008     200,000
15       60       4,162           0            0        0         51,926       51,926     200,000
16       61       4,162           0            0        0         55,930       55,930     200,000
17       62       4,162           0            0        0         59,949       59,949     200,000
18       63       4,162           0            0        0         63,980       63,980     200,000
19       64       4,162           0            0        0         68,043       68,043     200,000
20       65       4,162           0            0        0         72,202       72,202     200,000

21       66       4,162           0            0        0         76,522       76,522     200,000
22       67       4,162           0            0        0         80,959       80,959     200,000
23       68       4,162           0            0        0         85,495       85,495     200,000
24       69       4,162           0            0        0         90,076       90,076     200,000
25       70       4,162           0            0        0         94,640       94,640     200,000
26       71       4,162           0            0        0         99,248       99,248     200,000
27       72       4,162           0            0        0        103,852      103,852     200,000
28       73       4,162           0            0        0        108,528      108,528     200,000
29       74       4,162           0            0        0        113,234      113,234     200,000
30       75       4,162           0            0        0        117,960      117,960     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND       PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------     --------
31       76       4,162           0            0        0        122,834      112,834     200,000
32       77       4,162           0            0        0        127,784      112,784     200,000
33       78       4,162           0            0        0        132,820      132,820     200,000
34       79       4,162           0            0        0        137,470      137,470     200,000
35       80       4,162           0            0        0        142,146      142,146     200,000
36       81       4,162           0            0        0        146,991      146,991     200,000
37       82       4,162           0            0        0        152,021      152,021     200,000
38       83       4,162           0            0        0        157,902      157,902     200,000
39       84       4,162           0            0        0        164,507      164,507     200,000
40       85       4,162           0            0        0        172,054      172,054     200,000
                -------
Total           166,480

41       86       4,162           0            0        0        180,995      180,995     200,000
42       87       4,162           0            0        0        191,867      191,867     201,460
43       88       4,162           0            0        0        203,527      203,527     213,704
44       89       4,162           0            0        0        215,470      215,470     226,243
45       90       4,162           0            0        0        227,678      227,678     239,062
46       91       4,162           0            0        0        240,096      240,096     252,100
47       92       4,162           0            0        0        253,429      253,429     263,566
48       93       4,162           0            0        0        267,859      267,859     275,895
49       94       4,162           0            0        0        283,596      283,596     289,268
50       95       4,162           0            0        0        300,893      300,893     303,902
                -------
Total           208,100

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:04 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                          STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  0%                      MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                   TO AGE 95                                SPECIFIED AMOUNT
                                                             MONY LIFE OF AMERICA
                                                               DECLARED PREMIUMS

                                                                                   GUARANTEED CHARGES
                                                       --------------------------------------------------------------------------
                                                             0.00% (- 1.49% NET)                     12.00% (10.42% NET)
                                                       --------------------------------     -------------------------------------
                   (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                      BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON            FUND        PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     --------    --------    ---------     ---------     ------    --------     ---------     ----------    ---------
 1       46         4,162       4,370        0             573        2,655    200,000           960           3,042      200,000
 2       47         4,162       8,959        0           2,572        5,023    200,000         3,691           6,142      200,000
 3       48         4,162      13,777        0           3,136        7,258    200,000         5,347           9,468      200,000
 4       49         4,162      18,836        0           5,218        9,339    200,000         8,904          13,026      200,000
 5       50         4,162      24,148        0           7,151       11,272    200,000        12,725          16,846      200,000
 6       51         4,162      29,725        0           9,350       13,060    200,000        17,257          20,966      200,000
 7       52         4,162      35,581        0          11,386       14,684    200,000        22,106          25,403      200,000
 8       53         4,162      41,731        0          13,219       16,104    200,000        27,273          30,158      200,000
 9       54         4,162      48,187        0          14,850       17,323    200,000        32,807          35,280      200,000
10       55         4,162      54,967        0          16,242       18,303    200,000        38,722          40,783      200,000
Total              41,620

11       56         4,162      62,085        0          17,604       19,253    200,000        45,434          47,083      200,000
12       57         4,162      69,559        0          18,714       19,951    200,000        52,717          53,954      200,000
13       58         4,162      77,408        0          19,551       20,375    200,000        60,648          61,472      200,000
14       59         4,162      85,648        0          20,092       20,504    200,000        69,317          69,729      200,000
15       60         4,162      94,300        0          20,336       20,336    200,000        78,853          78,853      200,000
16       61         4,162     103,386        0          19,843       19,843    200,000        88,978          88,978      200,000
17       62         4,162     112,925        0          18,957       18,957    200,000       100,237         100,237      200,000
18       63         4,162     122,941        0          17,624       17,624    200,000       112,817         112,817      200,000
19       64         4,162     133,459        0          15,785       15,785    200,000       126,948         126,948      200,000
20       65         4,162     114,502        0          13,354       13,354    200,000       142,908         142,908      200,000
Total              83,240

21       66         4,162     156,097        0          10,320       10,320    200,000       161,147         161,147      200,000
22       67         4,162     168,272        0           6,561        6,561    200,000       181,799         181,799      216,341
23       68         4,162     181,055        0           1,981        1,981    200,000       204,513         204,513      241,326
24       69         4,162     194,478        0           LAPSE        LAPSE      LAPSE       229,486         229,486      268,499
25       70         4,162     208,572        0                                               256,936         256,936      298,046
26       71         4,162     223,371        0                                               287,105         287,105      330,171
27       72         4,162     238,910        0                                               320,462         320,462      362,122
28       73         4,162     255,225        0                                               357,400         357,400      396,714
29       74         4,162     272,356        0                                               398,397         398,397      434,253
30       75         4,162     290,344        0                                               444,031         444,031      475,113
Total             124,860

                 CURRENT CHARGES
      -------------------------------------
               12.00% (10.42% NET)
      -------------------------------------
        (10)           (11)         (12)
END     VALUE                      BENEFIT
 OF      ON            FUND        PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ----------    ---------
 1         960           3,042      200,000
 2       4,183           6,633      200,000
 3       6,351          10,472      200,000
 4      10,447          14,568      200,000
 5      14,881          19,003      200,000
 6      20,088          23,797      200,000
 7      25,702          28,999      200,000
 8      31,820          34,705      200,000
 9      38,464          40,937      200,000
10      45,683          47,744      200,000
Total

11      53,821          55,470      200,000
12      62,765          64,001      200,000
13      72,483          73,308      200,000
14      83,267          83,680      200,000
15      95,230          95,230      200,000
16     108,138         108,138      200,000
17     122,562         122,562      200,000
18     138,746         138,746      200,000
19     156,992         156,992      200,000
20     177,515         177,515      216,568
Total

21     200,293         200,293      240,352
22     225,419         225,419      268,248
23     253,123         253,123      298,685
24     283,646         283,646      331,865
25     317,241         317,241      368,000
26     354,247         354,247      407,385
27     395,165         395,165      446,536
28     440,512         440,512      488,969
29     490,830         490,830      535,005
30     546,774         546,774      585,048
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                               GUARANTEED CHARGES
                                                       ------------------------------------------------------------------
                                                                0.00% (- 1.49% NET)                12.00% (10.42% NET)
                                                       -------------------------------------     ------------------------
                   (1)         (2)          (3)           (4)           (5)           (6)           (7)           (8)
END                NET       PREMIUM        NET          VALUE                      BENEFIT        VALUE
 OF               ANNUAL     ACCUM'D      LOANS/          ON            FUND        PAYABLE         ON            FUND
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER       VALUE       AT DEATH      SURRENDER       VALUE
----     ---     --------    --------    ---------     ---------     ----------    ---------     ---------     ----------
31       76         4,162     309,232        0                                                     494,985        494,985
32       77         4,162     329,063        0                                                     551,063        551,063
33       78         4,162     349,887        0                                                     612,750        612,750
34       79         4,162     371,751        0                                                     680,580        680,580
35       80         4,162     394,709        0                                                     755,119        755,119
36       81         4,162     418,814        0                                                     836,961        836,961
37       82         4,162     444,125        0                                                     926,746        926,746
38       83         4,162     470,701        0                                                   1,025,122      1,025,122
39       84         4,162     498,607        0                                                   1,132,771      1,132,771
40       85         4,162     527,907        0                                                   1,250,435      1,250,435
                 --------
Total             166,480

41       86         4,162     558,673        0                                                   1,378,916      1,378,916
42       87         4,162     590,976        0                                                   1,519,102      1,519,102
43       88         4,162     624,895        0                                                   1,671,954      1,671,954
44       89         4,162     660,510        0                                                   1,838,358      1,838,358
45       90         4,162     697,906        0                                                   2,019,364      2,019,364
46       91         4,162     737,171        0                                                   2,216,060      2,216,060
47       92         4,162     778,400        0                                                   2,436,327      2,436,327
48       93         4,162     821,690        0                                                   2,684,138      2,684,138
49       94         4,162     867,144        0                                                   2,964,133      2,964,133
50       95         4,162     914,872        0                                                   3,282,329      3,282,329
                 --------
Total             208,100

                               CURRENT CHARGES
    ------------    -------------------------------------
        12.00%
    (10.42% NET)            12.00% (10.42% NET)
    ------------    -------------------------------------
         (9)          (10)           (11)         (12)
END    BENEFIT        VALUE                      BENEFIT
 OF    PAYABLE         ON            FUND        PAYABLE
YEAR  AT DEATH      SURRENDER       VALUE       AT DEATH
----  ---------     ---------     ----------    ---------
31      519,734       609,180        609,180      639,639
32      578,617       677,986        677,986      711,885
33      643,388       753,785        753,785      791,474
34      714,609       836,901        836,901      878,746
35      792,875       928,188        928,188      974,598
36      878,810     1,028,413      1,028,413    1,079,834
37      973,083     1,138,252      1,138,252    1,195,164
38    1,076,378     1,259,189      1,259,189    1,322,149
39    1,189,410     1,391,761      1.301,761    1,461,349
40    1,312,956     1,536,790      1,536,790    1,613,629
Total

41    1,447,861     1,695,378      1,695,378    1,780,146
42    1,595,057     1,868,356      1,868,356    1,961,773
43    1,755,552     2,056,970      2,056,970    2,159,818
44    1,930,276     2,262,325      2,262,325    2,375,441
45    2,120,332     2,485,627      2,485,627    2,609,908
46    2,326,863     2,727,707      2,727,707    2,864,092
47    2,533,780     2,998,404      2,998,404    3,118,340
48    2,764,663     3,302,730      3,302,730    3,401,812
49    3,023,416     3,646,756      3,646,756    3,719,691
50    3,315,152     4,037,926      4,037,926    4,078,306
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                             ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%                  MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                           MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
 END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                            PREMIUM/       NET      TOTAL        ON           FUND         PAYABLE
YEAR      AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
-----     ---     -------     -----------     ----     -----     ---------     ---------     ---------
 1        46       4,162           0            0        0            960          3,042       200,000
 2        47       4,162           0            0        0          4,183          6,633       200,000
 3        48       4,162           0            0        0          6,351         10,472       200,000
 4        49       4,162           0            0        0         10,447         14,568       200,000
 5        50       4,162           0            0        0         14,881         19,003       200,000
 6        51       4,162           0            0        0         20,088         23,797       200,000
 7        52       4,162           0            0        0         25,702         28,999       200,000
 8        53       4,162           0            0        0         31,820         34,705       200,000
 9        54       4,162           0            0        0         38,464         40,937       200,000
10        55       4,162           0            0        0         45,683         47,744       200,000

11        56       4,162           0            0        0         53,821         55,470       200,000
12        57       4,162           0            0        0         62,765         64,001       200,000
13        58       4,162           0            0        0         72,483         73,308       200,000
14        59       4,162           0            0        0         83,267         83,680       200,000
15        60       4,162           0            0        0         95,230         95,230       200,000
16        61       4,162           0            0        0        108,138        108,138       200,000
17        62       4,162           0            0        0        122,562        122,562       200,000
18        63       4,162           0            0        0        138,746        138,746       200,000
19        64       4,162           0            0        0        156,992        156,992       200,000
20        65       4,162           0            0        0        177,515        177,515       216,568

21        66       4,162           0            0        0        200,293        200,293       240,352
22        67       4,162           0            0        0        225,419        225,419       268,248
23        68       4,162           0            0        0        253,123        253,123       298,685
24        69       4,162           0            0        0        283,646        283,646       331,865
25        70       4,162           0            0        0        317,241        317,241       368,000
26        71       4,162           0            0        0        354,247        354,247       407,385
27        72       4,162           0            0        0        395,165        395,165       446,536
28        73       4,162           0            0        0        440,512        440,512       488,969
29        74       4,162           0            0        0        490,830        490,830       535,005
30        75       4,162           0            0        0        546,774        546,774       585,048

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
 END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                            PREMIUM/       NET      TOTAL        ON           FUND         PAYABLE
YEAR      AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
-----     ---     -------     -----------     ----     -----     ---------     ---------     ---------
31        76       4,162           0            0        0         609,180       609,180       639,639
32        77       4,162           0            0        0         677,986       677,986       711,885
33        78       4,162           0            0        0         753,785       753,785       791,474
34        79       4,162           0            0        0         836,901       836,901       878,746
35        80       4,162           0            0        0         928,188       928,188       974,598
36        81       4,162           0            0        0       1,028,413     1,028,413     1,079,834
37        82       4,162           0            0        0       1,138,252     1,138,252     1,195,164
38        83       4,162           0            0        0       1,259,189     1,259,189     1,322,149
39        84       4,162           0            0        0       1,391,761     1,391,761     1,461,349
40        85       4,162           0            0        0       1,536,790     1,536,790     1,613,629
                 -------
Total            166,480

41        86       4,162           0            0        0       1,695,378     1,695,378     1,780,146
42        87       4,162           0            0        0       1,868,356     1,868,356     1,961,773
43        88       4,162           0            0        0       2,056,970     2,056,970     2,159,818
44        89       4,162           0            0        0       2,262,325     2,262,325     2,375,441
45        90       4,162           0            0        0       2,485,627     2,485,627     2,609,908
46        91       4,162           0            0        0       2,727,707     2,727,707     2,864,092
47        92       4,162           0            0        0       2,998,404     2,998,404     3,118,340
48        93       4,162           0            0        0       3,302,730     3,302,730     3,401,812
49        94       4,162           0            0        0       3,646,756     3,646,756     3,719,691
50        95       4,162           0            0        0       4,037,926     4,037,926     4,078,306
                 -------
Total            208,100

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00          INITIAL GUIDELINE ANNUAL: $4,757.12            INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 01/04/95  05:05 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                               STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 2  0% GROSS        MONY EQUITYMASTER                SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45          FLEXIBLE PREMIUM VARIABLE LIFE             INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                    TO AGE 95               SPECIFIED AMOUNT PLUS FUND VALUE
                                               MONY LIFE OF AMERICA
                                                DECLARED PREMIUMS

                                                                                 GUARANTEED CHARGES
                                                        ---------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                   0.00% (-1.49% NET)
                                                        --------------------------------     --------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)         (8)        (9)
                    NET       PREMIUM        NET                                BENEFIT                              BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON      FUND      PAYABLE      VALUE ON      FUND      PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
------    ---     -------     -------     ---------     ---------     -----     --------     ---------     -----     --------
 1        46        3,088      3,242          0             310        2,113    202,113          310        2,113    202,113
 2        47        3,088      6,647          0           1,506        4,112    204,112        1,506        4,112    204,112
 3        48        3,088     10,222          0           2,716        6,032    206,032        2,716        6,032    206,032
 4        49        3,088     13,975          0           4,537        7,853    207,853        4,537        7,853    207,853
 5        50        3,088     17,916          0           6,260        9,576    209,576        6,620        9,576    209,576
 6        51        3.088     22,055          0           8,216       11,201    211,201        8,216       11,201    211,201
 7        52        3,088     26,400          0          10,054       12,706    212,706       10,054       12,706    212,706
 8        53        3,088     30,962          0          11,773       14,094    214,094       11,773       14,094    214,094
 9        54        3,088     35,753          0          13,353       15,343    215,343       13,353       15,343    215,343
10        55        3,088     40,783          0          14,795       16,453    216,453       14,795       16,453    216,453
Total              30,880

11        56        3,088     46,064          0          16,230       17,557    217,557       16,230       17,557    217,557
12        57        3,088     51,610          0          17,487       18,482    218,482       17,487       18,482    218,482
13        58        3,088     57,433          0          18,568       19,231    219,231       18,568       19,231    219,231
14        59        3,088     63,547          0          19,450       19,782    219,782       19,450       19,782    219,782
15        60        3,088     69,966          0          20,112       20,112    220,112       20,112       20,112    220,112
16        61        3,088     76,707          0          20,200       20,200    220,200       20,200       20,200    220,200
17        62        3,088     83,785          0          20,025       20,025    220,025       20,025       20,025    220,025
18        63        3,088     91,216          0          19,589       19,589    219,589       19,589       19,589    219,589
19        64        3,088     99,020          0          18,799       18,799    218,799       18,799       18,799    218,799
20        65        3,088     107,213         0          17,635       17,635    217,635       17,635       17,635    217,635
Total              61,760

21        66        3,088     115,816         0          16,114       16,114    216,114       16,114       16,114    216,114
22        67        3,088     124,849         0          14,155       14,155    214,155       14,155       14,155    214,155
23        68        3,088     134,334         0          11,714       11,714    211,714       11,714       11,714    211,714
24        69        3,088     144,293         0            8,749       8,749    208,749        8,749       8,749     208,749
25        70        3,088     154,750         0            5,240       5,240    205,240        5,240       5,240     205,240
26        71        3,088     165,730         0            1,098       1,098    201,098        1,098       1,098     201,098
27        72        3,088     177,259         0            LAPSE       LAPSE      LAPSE        LAPSE       LAPSE       LAPSE
28        73        3,088     189,365         0
29        74        3,088     202,075         0
30        75        3,088     215,421         0
                  -------
Total              92,640

31        76        3,088     229,435         0
32        77        3,088     244,149         0
33        78        3,088     259,599         0
34        79        3,088     275,821         0
                  -------
Total             104,992

                CURRENT CHARGES
        --------------------------------
               0.00% (-1.49% NET)
        --------------------------------
          (10)        (11)        (12)
                                BENEFIT
END OF  VALUE ON      FUND      PAYABLE
 YEAR   SURRENDER     VALUE     AT DEATH
------  ---------     -----     --------
 1          310       2,113     202,113
 2        1,815       4,421     204,421
 3        3,283       6,599     206,599
 4        5,310       8,626     208,626
 5        7,235       10,551    210,551
 6        9,344       12,328    212,328
 7       11,378       14,031    214,031
 8       13,340       15,661    215,661
 9       15,254       17,243    217,243
10       17,096       18,754    218,754
Total

11       18,938       20,264    220,264
12       20,573       21,568    221,568
13       22,101       22,764    222,764
14       23,544       23,876    223,876
15       24,929       24,929    224,929
16       25,900       25,900    225,900
17       26,694       26,694    226,694
18       27,266       27,266    227,266
19       27,689       27,689    227,689
20       27,964       27,964    227,964
Total

21       28,106       28,106    228,106
22       28,057       28,057    228,057
23       27,769       27,769    227,769
24       27,173       27,173    227,173
25       26,202       26,202    226,202
26       24,858       24,858    224,858
27       23,050       23,050    223,050
28       20,831       20,831    220,831
29       18,061       18,061    218,061
30       14,698       14,698    214,698
Total

31       10,772       10,772    210,772
32        6,121        6,121    206,121
33          634          634    200,634
34        LAPSE        LAPSE      LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:05 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                             ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 2  0% GROSS        MONY EQUITYMASTER                SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45          FLEXIBLE PREMIUM VARIABLE LIFE             INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                    TO AGE 95               SPECIFIED AMOUNT PLUS FUND VALUE
                                               MONY LIFE OF AMERICA
                                                DECLARED PREMIUMS

                                                                        CURRENT CHARGES
                                                                --------------------------------
                                                                       0.00% (-1.49% NET)
                                                                --------------------------------
END                          UNSCHEDULED                          VALUE                 BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON         FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -----     --------
  1      46       3,088           0            0        0           310        2,113    202,113
  2      47       3,088           0            0        0         1,815        4,421    204,421
  3      48       3,088           0            0        0         3,283        6,599    206,599
  4      49       3,088           0            0        0         5,310        8,626    208,626
  5      50       3,088           0            0        0         7,235       10,551    210,551
  6      51       3,088           0            0        0         9,344       12,328    212,328
  7      52       3,088           0            0        0        11,378       14,031    214,031
  8      53       3,088           0            0        0        13,340       15,661    215,661
  9      54       3,088           0            0        0        15,254       17,243    217,243
 10      55       3,088           0            0        0        17,096       18,754    218,754

 11      56       3,088           0            0        0        18,938       20,264    220,264
 12      57       3,088           0            0        0        20,573       21,568    221,568
 13      58       3,088           0            0        0        22,101       22,764    222,764
 14      59       3,088           0            0        0        23,544       23,876    223,876
 15      60       3,088           0            0        0        24,929       24,929    224,929
 16      61       3,088           0            0        0        25,900       25,900    225,900
 17      62       3,088           0            0        0        26,694       26,694    226,694
 18      63       3,088           0            0        0        27,266       27,266    227,266
 19      64       3,088           0            0        0        27,689       27,689    227,689
 20      65       3,088           0            0        0        27,964       27,964    227,964

 21      66       3,088           0            0        0        28,106       28,106    228,106
 22      67       3,088           0            0        0        28,057       28,057    228,057
 23      68       3,088           0            0        0        27,769       27,769    227,769
 24      69       3,088           0            0        0        27,173       27,173    227,173
 25      70       3,088           0            0        0        26,202       26,202    226,202
 26      71       3,088           0            0        0        24,858       24,858    224,858
 27      72       3,088           0            0        0        23,050       23,050    223,050
 28      73       3,088           0            0        0        20,831       20,831    220,831
 29      74       3,088           0            0        0        18,061       18,061    218,061
 30      75       3,088           0            0        0        14,698       14,698    214,698

 31      76       3,088           0            0        0        10,772       10,772    210,772
 32      77       3,088           0            0        0         6,121        6,121    206,121
 33      78       3,088           0            0        0           634          634    200,634
 34      79       3,088           0            0        0         LAPSE        LAPSE      LAPSE
                -------
       Total    104,992

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                          STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 2  6% GROSS        MONY EQUITYMASTER                SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45          FLEXIBLE PREMIUM VARIABLE LIFE             INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                    TO AGE 95               SPECIFIED AMOUNT PLUS FUND VALUE
                                               MONY LIFE OF AMERICA
                                                DECLARED PREMIUMS

                                                                                GUARANTEED CHARGES
                                                       ---------------------------------------------------------------------
                                                              0.00% (-1.49% NET)                   6.00% (4.46% NET)
                                                       --------------------------------     --------------------------------
                   (1)         (2)          (3)           (4)         (5)        (6)           (7)         (8)        (9)
END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                 BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON          FUND     PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     ------    --------     ---------     ------    --------
  1      46         3,088       3,242        0             310        2,113    202,113          458        2,261    202,261
  2      47         3,088       6,647        0           1,506        4,112    204,112        1,931        4,537    204,537
  3      48         3,088      10,222        0           2,716        6,032    206,032        3,549        6,865    206,865
  4      49         3,088      13,975        0           4,537        7,853    207,853        5,907        9,223    209,223
  5      50         3,088      17,916        0           6,260        9,576    209,576        8,297       11,613    211,613
  6      51         3,088      22,055        0           8,216       11,201    211,201       11,051       14,036    214,036
  7      52         3,088      26,400        0          10,054       12,706    212,706       13,816       16,468    216,468
  8      53         3,088      30,962        0          11,773       14,094    214,094       16,590       18,911    218,911
  9      54         3,088      35,753        0          13,353       15,343    215,343       19,351       21,340    221,340
 10      55         3,088      40,783        0          14,795       16,453    216,453       22,097       23,755    223,755
Total              30,880

 11      56         3,088      46,064        0          16,230       17,557    217,557       25,003       26,330    226,330
 12      57         3,088      51,610        0          17,487       18,482    218,482       27,865       28,860    228,860
 13      58         3,088      57,433        0          18,568       19,231    219,231       30,681       31,344    231,344
 14      59         3,088      63,547        0          19,450       19,782    219,782       33,424       33,755    233,755
 15      60         3,088      69,966        0          20,112       20,112    220,112       36,065       36,065    236,065
 16      61         3,088      76,707        0          20,200       20,200    220,200       38,243       38,243    238,243
 17      62         3,088      83,785        0          20,025       20,025    220,025       40,259       40,259    240,259
 18      63         3,088      91,216        0          19,589       19,589    219,589       42,104       42,104    242,104
 19      64         3,088      99,020        0          18,799       18,799    218,799       43,671       43,671    243,671
 20      65         3,088     107,213        0          17,635       17,635    217,635       44,922       44,922    244,922
Total              61,760

 21      66         3,088     115,816        0          16,114       16,114    216,114       45,858       45,858    245,858
 22      67         3,088     124,849        0          14,155       14,155    214,155       46,371       46,371    246,371
 23      68         3,088     134,334        0          11,714       11,714    211,714       46,393       46,393    246,393
 24      69         3,088     144,293        0           8,749        8,749    208,749       45,848       45,848    245,848
 25      70         3,088     154,750        0           5,240        5,240    205,240       44,686       44,686    244,686
 26      71         3,088     165,730        0           1,098        1,098    201,098       42,775       42,775    242,775
 27      72         3,088     177,259        0           LAPSE        LAPSE      LAPSE       39,857       39,857    239,857
 28      73         3,088     189,365        0                                               36,005       36,005    236,005
 29      74         3,088     202,075        0                                               30,950       30,950    230,950
 30      75         3,088     215,421        0                                               24,261       24,461    224,261
Total              92,640

              CURRENT CHARGES
      --------------------------------
             6.00% (4.46% NET)
      --------------------------------
        (10)         (11)       (12)
END     VALUE                 BENEFIT
 OF      ON          FUND     PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     ------    --------
  1       458        2,261    202,261
  2     2,250        4,856    204,856
  3     4,153        7,469    207,469
  4     6,759       10,075    210,075
  5     9,408       12,724    212,724
  6    12,384       15,369    215,369
  7    15,429       18,082    218,082
  8    18,546       20,868    220,868
  9    21,763       23,753    223,753
 10    25,059       26,717    226,717

 11    28,557       29,883    229,883
 12    32,015       33,010    233,010
 13    35,531       36,194    236,194
 14    39,131       39,463    239,463
 15    42,845       42,845    242,845
 16    46,323       46,323    246,323
 17    49,801       49,801    249,801
 18    53,231       53,231    253,231
 19    56,684       56,684    256,684
 20    60,162       60,162    260,162

 21    63,681       63,681    263,681
 22    67,178       67,178    267,178
 23    70,603       70,603    270,603
 24    73,878       73,878    273,878
 25    76,922       76,922    276,922
 26    79,725       79,725    279,725
 27    82,173       82,173    282,173
 28    84,301       84,301    284,301
 29    85,943       85,943    285,943
 30    87,026       87,026    287,026

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                GUARANTEED CHARGES
                                                       ---------------------------------------------------------------------
                                                              0.00% (-1.49% NET)                   6.00% (4.46% NET)
                                                       --------------------------------     --------------------------------
                   (1)         (2)          (3)           (4)         (5)        (6)           (7)         (8)        (9)
END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                 BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON          FUND     PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
----     ---     --------    --------    ---------     ---------     ------    --------     ---------     ------    --------
 31      76         3,088     229,435        0                                               16,366       16,366    216,366
 32      77         3,088     244,149        0                                                6,513        6,513    206,513
 33      78         3,088     259,599        0                                                LAPSE        LAPSE      LAPSE
 34      79         3,088     275,821        0
 35      80         3,088     292,855        0
 36      81         3,088     310,740        0
 37      82         3,088     329,519        0
 38      83         3,088     349,237        0
 39      84         3,088     369,942        0
 40      85         3,088     391,681        0
Total             123,520

 41      86         3,088     414,508        0
 42      87         3,088     438,475        0
Total             129,696

              CURRENT CHARGES
      --------------------------------
             6.00% (4.46% NET)
      --------------------------------
        (10)         (11)       (12)
END     VALUE                 BENEFIT
 OF      ON          FUND     PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     ------    --------
 31    87,547       87,547    287,547
 32    87,306       87,306    287,306
 33    86,141       86,141    286,141
 34    83,045       83,045    283,045
 35    78,463       78,463    278,463
 36    72,298       72,298    272,298
 37    64,174       64,174    264,174
 38    55,127       55,127    255,127
 39    44,176       44,176    244,176
 40    30,854       30,854    230,854

 41    15,045       15,045    215,045
 42     LAPSE        LAPSE      LAPSE

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 2  6% GROSS          MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                             SPECIFIED AMOUNT PLUS
                                                                                                       FUND VALUE

                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND       PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------     --------
  1      46       3,088           0            0        0            458        2,261     202,261
  2      47       3,088           0            0        0          2,250        4,856     204,856
  3      48       3,088           0            0        0          4,153        7,469     207,469
  4      49       3,088           0            0        0          6,759       10,075     210,075
  5      50       3,088           0            0        0          9,408       12,724     212,724
  6      51       3,088           0            0        0         12,384       15,369     215,369
  7      52       3,088           0            0        0         15,429       18,082     218,082
  8      53       3,088           0            0        0         18,546       20,868     220,868
  9      54       3,088           0            0        0         21,763       23,753     223,753
 10      55       3,088           0            0        0         25,059       26,717     226,717
 11      56       3,088           0            0        0         28,557       29,883     229,883
 12      57       3,088           0            0        0         32,015       33,010     233,010
 13      58       3,088           0            0        0         35,531       36,194     236,194
 14      59       3,088           0            0        0         39,131       39,463     239,463
 15      60       3,088           0            0        0         42,845       42,845     242,845
 16      61       3,088           0            0        0         46,323       46,323     246,323
 17      62       3,088           0            0        0         49,801       49,801     249,801
 18      63       3,088           0            0        0         53,231       53,231     253,231
 19      64       3,088           0            0        0         56,684       56,684     256,684
 20      65       3,088           0            0        0         60,162       60,162     260,162
 21      66       3,088           0            0        0         63,681       63,681     263,681
 22      67       3,088           0            0        0         67,178       67,178     267,178
 23      68       3,088           0            0        0         70,603       70,603     270,603
 24      69       3,088           0            0        0         73,878       73,878     273,878
 25      70       3,088           0            0        0         76,922       76,922     276,922
 26      71       3,088           0            0        0         79,725       79,725     279,725
 27      72       3,088           0            0        0         82,173       82,173     282,173
 28      73       3,088           0            0        0         84,301       84,301     284,301
 29      74       3,088           0            0        0         85,943       85,943     285,943
 30      75       3,088           0            0        0         87,026       87,026     287,026
 31      76       3,088           0            0        0         87,547       87,547     287,547
 32      77       3,088           0            0        0         87,306       87,306     287,306
 33      78       3,088           0            0        0         86,141       86,141     286,141
 34      79       3,088           0            0        0         83,045       83,045     283,045
 35      80       3,088           0            0        0         78,463       78,463     278,463
 36      81       3,088           0            0        0         72,298       72,298     272,298
 37      82       3,088           0            0        0         64,174       64,174     264,174
 38      83       3,088           0            0        0         55,127       55,127     255,127
 39      84       3,088           0            0        0         44,176       44,176     244,176
 40      85       3,088           0            0        0         30,854       30,854     230,854
 41      86       3,088           0            0        0         15,045       15,045     215,045
 42      87       3,088           0            0        0          LAPSE        LAPSE       LAPSE
                -------
Total           129,696

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 87.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.25            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:06 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 2  12% GROSS             MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45               FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                          TO AGE 95                 SPECIFIED AMOUNT PLUS FUND VALUE
                                                    MONY LIFE OF AMERICA
                                                      DECLARED PREMIUMS

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                     12.00% (10.42% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
                    NET       PREMIUM        NET                                BENEFIT        VALUE                      BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON      FUND      PAYABLE         ON           FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     -----     --------     ---------     ---------     ---------
 1        46        3,088       3,242         0             310        2,113    202,113           606          2,409       202,409
 2        47        3,088       6,647         0           1,506        4,112    204,112         2,374          4,980       204,980
 3        48        3,088      10,222         0           2,716        6,032    206,032         4,452          7,768       207,768
 4        49        3,088      13,975         0           4,537        7,853    207,853         7,455         10,771       210,771
 5        50        3,088      17,916         0           6,260        9,576    209,576        10,695         14,011       214,011
 6        51        3,088      22,055         0           8,216       11,201    211,201        14,528         17,512       217,512
 7        52        3,088      26,400         0          10,054       12,706    212,706        18,624         21,277       221,277
 8        53        3,088      30,962         0          11,773       14,094    214,094        23,012         25,333       225,333
 9        54        3,088      35,753         0          13,353       15,343    215,343        27,695         29,684       229,684
10        55        3,088      40,783         0          14,795       16,453    216,453        32,705         34,363       234,363
Total              30,880

11        56        3,088      46,064         0          16,230       17,557    217,557        38,320         39,646       239,646
12        57        3,088      51,610         0          17,487       18,482    218,482        44,337         45,332       245,332
13        58        3,088      57,433         0          18,568       19,231    219,231        50,800         51,463       251,463
14        59        3,088      63,547         0          19,450       19,782    219,782        57,732         58,064       258,064
15        60        3,088      69,966         0          20,112       20,112    220,112        65,160         65,160       265,160
16        61        3,088      76,707         0          20,200       20,200    220,200        72,782         72,782       272,782
17        62        3,088      83,785         0          20,025       20,025    220,025        80,959         80,959       280,959
18        63        3,088      91,216         0          19,589       19,589    219,589        89,755         89,755       289,755
19        64        3,088      99,020         0          18,799       18,799    218,799        99,135         99,135       299,135
20        65        3,088     107,213         0          17,635       17,635    217,635       109,138        109,138       309,138
Total              61,760

21        66        3,088     115,816         0          16,114       16,114    216,114       119,849        119,849       319,849
22        67        3,088     124,849         0          14,155       14,155    214,155       131,253        131,253       331,253
23        68        3,088     134,334         0          11,714       11,714    211,714       143,375        143,375       343,375
24        69        3,088     144,293         0           8,749        8,749    208,749       156,242        156,242       356,242
25        70        3,088     154,750         0           5,240        5,240    205,240       169,912        169,912       369,912
26        71        3,088     165,730         0           1,098        1,098    201,098       184,370        184,370       384,370
27        72        3,088     177,259         0           LAPSE        LAPSE      LAPSE       199,475        199,475       399,475
28        73        3,088     189,365         0                                               215,424        215,424       415,424
29        74        3,088     202,075         0                                               232,082        232,082       432,082
30        75        3,088     215,421         0                                               249,348        249,348       449,348
Total              92,640                                                                     267,187        267,187       467,187

31        76        3,088     229,435         0                                               285,587        285,587       485,587
32        77        3,088     244,149         0                                               304,532        304,532       504,532
33        78        3,088     259,599         0                                               324,006        324,006       524,006
34        79        3,088     275,821         0                                               343,965        343,965       543,965
35        80        3,088     292,855         0                                               364,286        364,286       564,286
36        81        3,088     310,740         0                                               384,804        384,804       584,804
37        82        3,088     329,519         0                                               405,211        405,211       605,211
38        83        3,088     349,237         0                                               425,189        425,189       625,189
39        84        3,088     369,942         0                                               444,413        444,413       644,413
40        85        3,088     391,681         0
Total             123,520

                   CURRENT CHARGES
        -------------------------------------
                 12.00% (10.42% NET)
        -------------------------------------
          (10)          (11)          (12)
          VALUE                      BENEFIT
END OF     ON           FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
 1           606          2,409       202,409
 2         2,704          5,309       205,309
 3         5,095          8,411       208,411
 4         8,393         11,709       211,709
 5        11,958         15,274       215,274
 6        16,100         19,084       219,084
 7        20,588         23,241       223,241
 8        25,458         27,780       227,780
 9        30,777         32,766       232,766
10        36,564         38,222       238,222
Total

11        43,059         44,386       244,386
12        50,028         51,023       251,023
13        57,624         58,287       258,287
14        65,940         66,272       266,272
15        75,082         75,082       275,082
16        84,782         84,782       284,782
17        95,369         95,369       295,369
18       106,889        106,889       306,889
19       119,521        119,521       319,521
20       133,386        133,386       333,386
Total

21       148,638        148,638       348,638
22       165,360        165,360       365,360
23       183,663        183,663       383,663
24       203,644        203,644       403,644
25       225,411        225,411       425,411
26       249,160        249,160       449,160
27       275,006        275,006       475,006
28       303,231        303,231       503,231
29       333,943        333,943       533,943
30       367,365        367,365       567,365
Total

31       403,818        403,818       603,818
32       443,459        443,459       643,459
33       486,509        486,509       686,509
34       532,352        532,352       732,352
35       581,853        581,853       781,853
36       635,388        635,388       835,388
37       693,096        693,096       893,096
38       756,602        756,602       956,602
39       825,577        825,577     1,025,577
40       900,240        900,240     1,110,240
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                     12.00% (10.42% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
                    NET       PREMIUM        NET                                BENEFIT        VALUE                      BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON      FUND      PAYABLE         ON           FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     -----     --------     ---------     ---------     ---------
41        86        3,088     414,508         0                                               462,570        462,570       662,570
42        87        3,088     438,475         0                                               479,366        479,366       679,366
43        88        3,088     463,642         0                                               494,526        494,526       694,526
44        89        3,088     490,066         0                                               507,741        507,741       707,741
45        90        3,088     517,812         0                                               518,697        518,697       718,697
46        91        3,088     546,945         0                                               526,943        526,943       726,943
47        92        3,088     577,534         0                                               531,902        531,902       731,902
48        93        3,088     609,654         0                                               532,807        532,807       732,807
49        94        3,088     643,379         0                                               528,553        528,553       728,553
50        95        3,088     678,790         0                                               516,974        516,974       716,974
                  -------
Total             154,400

                   CURRENT CHARGES
        -------------------------------------
                 12.00% (10.42% NET)
        -------------------------------------
          (10)          (11)          (12)
          VALUE                      BENEFIT
END OF     ON           FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
41        981,215       981,215     1,181,215
42      1,068,764     1,068,764     1,268,764
43      1,163,658     1,163,658     1,363,658
44      1,266,500     1,266,500     1,466,500
45      1,377,984     1,377,984     1,577,984
46      1,498,525     1,498,525     1,698,525
47      1,628,075     1,628,075     1,828,075
48      1,765,743     1,765,743     1,965,743
49      1,911,911     1,911,911     2,111,911
50      2,066,496     2,066,496     2,266,496
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                             ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 2--12% GROSS           MONY EQUITYMASTER
MALE NON-SMOKER PREFERRED AGE 45             FLEXIBLE PREMIUM VARIABLE LIFE           SPECIFIED AMOUNT = $200,000
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                          INITIAL DEATH BENEFIT =
                                                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS                              PLUS FUND VALUE

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
 1        46       3,088           0            0        0            606           2,409      202,409
 2        47       3,088           0            0        0          2,704           5,309      205,309
 3        48       3,088           0            0        0          5,095           8,411      208,411
 4        49       3,088           0            0        0          8,393          11,709      211,709
 5        50       3,088           0            0        0         11,958          15,274      215,274
 6        51       3,088           0            0        0         16,100          19,084      219,084
 7        52       3,088           0            0        0         20,588          23,241      223,241
 8        53       3,088           0            0        0         25,458          27,780      227,780
 9        54       3,088           0            0        0         30,777          32,766      232,766
10        55       3,088           0            0        0         36,564          38,222      238,222

11        56       3,088           0            0        0         43,059          44,386      244,386
12        57       3,088           0            0        0         50,028          51,023      251,023
13        58       3,088           0            0        0         57,624          58,287      258,287
14        59       3,088           0            0        0         65,940          66,272      266,272
15        60       3,088           0            0        0         75,082          75,082      275,082
16        61       3,088           0            0        0         84,782          84,782      284,782
17        62       3,088           0            0        0         95,369          95,369      295,369
18        63       3,088           0            0        0        106,889         106,889      306,889
19        64       3,088           0            0        0        119,521         119,521      319,521
20        65       3,088           0            0        0        133,386         133,386      333,386

21        66       3,088           0            0        0        148,638         148,638      348,638
22        67       3,088           0            0        0        165,360         165,360      365,360
23        68       3,088           0            0        0        183,663         183,663      383,663
24        69       3,088           0            0        0        203,644         203,644      403,644
25        70       3,088           0            0        0        255,411         225,411      425,411
26        71       3,088           0            0        0        249,160         249,160      449,160
27        72       3,088           0            0        0        275,006         275,006      475,006
28        73       3,088           0            0        0        303,231         303,231      503,231
29        74       3,088           0            0        0        333,943         333,943      533,943
30        75       3,088           0            0        0        367,365         367,365      567,365

31        76       3,088           0            0        0        403,818         403,818      603,818
32        77       3,088           0            0        0        443,459         443,459      643,459
33        78       3,088           0            0        0        486,509         486,509      686,509
34        79       3,088           0            0        0        532,352         532,352      732,352
35        80       3,088           0            0        0        581,853         581,853      781,853
36        81       3,088           0            0        0        635,388         635,388      835,388
37        82       3,088           0            0        0        693,096         693,096      893,096
38        83       3,088           0            0        0        756,602         756,602      956,602
39        84       3,088           0            0        0        825,577         825,577    1,025,577
40        85       3,088           0            0        0        900,240         900,240    1,100,240

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
41        86       3,008           0            0        0        981,215         981,215    1,181,215
42        87       3,088           0            0        0       1,068,764      1,068,764    1,268,764
43        88       3,088           0            0        0       1,163,658      1,163,658    1,363,658
44        89       3,088           0            0        0       1,266,500      1,266,500    1,466,500
45        90       3,088           0            0        0       1,377,984      1,377,984    1,577,984
46        91       3,088           0            0        0       1,498,525      1,498,525    1,698,525
47        92       3,088           0            0        0       1,628,075      1,628,075    1,828,075
48        93       3,088           0            0        0       1,765,743      1,765,743    1,965,743
49        94       3,088           0            0        0       1,911,911      1,911,911    2,111,911
50        95       3,088           0            0        0       2,066,496      2,066,496    2,266,496
                 -------
Total            154,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88          INITIAL GUIDELINE ANNUAL: $8,016.26            INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 01/04/95  05:07 pm                        PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT 1  0%                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                GUARANTEED CHARGES
                                                       ---------------------------------------------------------------------
                                                             0.00% (- 1.49% NET)                  0.00% (- 1.49% NET)
                                                       --------------------------------     --------------------------------
                    (1)        (2)          (3)           (4)         (5)        (6)           (7)         (8)        (9)
 END                NET      PREMIUM        NET          VALUE                 BENEFIT        VALUE                 BENEFIT
  OF              ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON          FUND     PAYABLE
 YEAR     AGE     OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH
------    ---     -------    -------     ---------     ---------     ------    --------     ---------     ------    --------
 1        36        1,646      1,728         0               0          869    200,000            0          869    200,000
 2        37        1,646      3,543         0             299        1,929    200,000          299        1,929    200,000
 3        38        1,646      5,448         0             718        2,952    200,000          718        2,952    200,000
 4        39        1,646      7,449         0           1,704        3,938    200,000        1,704        3,938    200,000
 5        40        1,646      9,550         0           2,654        4,889    200,000        2,654        4,889    200,000
 6        41        1,646     11,756         0           3,793        5,804    200,000        3,793        5,804    200,000
 7        42        1,646     14,072         0           4,874        6,661    200,000        4,874        6,661    200,000
 8        43        1,646     16,504         0           5,921        7,485    200,000        5,921        7,485    200,000
 9        44        1,646     19,057         0           6,913        8,254    200,000        6,913        8,254    200,000
10        45        1,646     21,738         0           7,850        8,967    200,000        7,850        8,967    200,000
Total              16,460

11        46        1,646     26,554         0           8,816        9,710    200,000        8,816        9,710    200,000
12        47        1,646     27,510         0           9,732       10,402    200,000        9,732       10,402    200,000
13        48        1,646     30,613         0          10,598       11,045    200,000       10,598       11,045    200,000
14        49        1,646     33,872         0          11,393       11,617    200,000       11,393       11,617    200,000
15        50        1,646     37,294         0          12,118       12,118    200,000       12,118       12,118    200,000
16        51        1,646     40,887         0          12,549       12,549    200,000       12,549       12,549    200,000
17        52        1,646     44,660         0          12,889       12,889    200,000       12,889       12,889    200,000
18        53        1,646     48,621         0          13,138       13,138    200,000       13,138       13,138    200,000
19        54        1,646     52,781         0          13,275       13,275    200,000       13,275       13,275    200,000
20        55        1,646     57,148         0          13,300       13,300    200,000       13,300       13,300    200,000
Total              32,920

21        56        1,646     61,734         0          13,224       13,224    200,000       13,224       13,224    200,000
22        57        1,646     66,549         0          12,992       12,992    200,000       12,992       12,992    200,000
23        58        1,646     71,604         0          12,605       12,605    200,000       12,605       12,605    200,000
24        59        1,646     76,913         0          12,039       12,039    200,000       12,039       12,039    200,000
25        60        1,646     82,487         0          11,270       11,270    200,000       11,270       11,270    200,000
26        61        1,646     88,339         0          10,274       10,274    200,000       10,274       10,274    200,000
27        62        1,646     94,485         0           9,025        9,025    200,000        9,025        9,025    200,000
28        63        1,646    100,937         0           7,519        7,519    200,000        7,519        7,519    200,000
29        64        1,646    107,712         0           5,658        5,658    200,000        5,658        5,658    200,000
30        65        1,646    114,826         0           3,409        3,409    200,000        3,409        3,409    200,000
Total              49,380

31        66        1,646    122,296         0             713          713    200,000          713          713    200,000
32        67        1,646    130,139         0           LAPSE        LAPSE      LAPSE        LAPSE        LAPSE      LAPSE
33        68        1,646    138,374         0
34        69        1,646    147,021         0
35        70        1,646    156,101         0
36        71        1,646    165,634         0
37        72        1,646    175,644         0
38        73        1,646    186,154         0
39        74        1,646    197,190         0
                  -------
        Total      64,194

                CURRENT CHARGES
        --------------------------------
              0.00% (- 1.49% NET)
        --------------------------------
          (10)         (11)       (12)
 END      VALUE                 BENEFIT
  OF       ON          FUND     PAYABLE
 YEAR   SURRENDER     VALUE     AT DEATH
------  ---------     ------    --------
     1        0          869    200,000
     2      393        2,023    200,000
     3      928        3,162    200,000
     4    2,004        4,239    200,000
     5    3,044        5,278    200,000
     6    4,247        6,258    200,000
     7    5,414        7,201    200,000
     8    6,569        8,133    200,000
     9    7,689        9,030    200,000
    10    8,775        9,892    200,000

    11    9,870       10,764    200,000
    12   10,914       11,585    200,000
    13   11,930       12,377    200,000
    14   12,895       13,119    200,000
    15   13,812       13,812    200,000
    16   14,456       14,456    200,000
    17   15,029       15,029    200,000
    18   15,556       15,556    200,000
    19   16,035       16,035    200,000
    20   16,490       16,490    200,000

    21   16,954       16,954    200,000
    22   17,328       17,328    200,000
    23   17,591       17,591    200,000
    24   17,745       17,745    200,000
    25   17,768       17,768    200,000
    26   17,661       17,661    200,000
    27   17,401       17,401    200,000
    28   16,968       16,968    200,000
    29   16,381       16,381    200,000
    30   15,641       15,641    200,000

    31   14,723       14,723    200,000
    32   13,625       13,625    200,000
    33   12,300       12,300    200,000
    34   10,676       10,676    200,000
    35    8,678        8,678    200,000
    36    6,296        6,296    200,000
    37    3,422        3,422    200,000
    38       84           84    200,000
    39    LAPSE        LAPSE      LAPSE

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:08 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                             ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT 1  0%                MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                      TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                 --------------------------------
                                                                        0.00% (-1.49% NET)
                                                                 --------------------------------
                              UNSCHEDULED                                                BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON       FUND     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     VALUE     AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ------    --------
 1        36       1,646           0            0        0             0          869    200,000
 2        37       1,646           0            0        0           393        2,023    200,000
 3        38       1,646           0            0        0           928        3,162    200,000
 4        39       1,646           0            0        0         2,004        4,239    200,000
 5        40       1,646           0            0        0         3,044        5,278    200,000
 6        41       1,646           0            0        0         4,247        6,258    200,000
 7        42       1,646           0            0        0         5,414        7,201    200,000
 8        43       1,646           0            0        0         6,569        8,133    200,000
 9        44       1,646           0            0        0         7,689        9,030    200,000
10        45       1,646           0            0        0         8,775        9,892    200,000

11        46       1,646           0            0        0         9,870       10,764    200,000
12        47       1,646           0            0        0        10,914       11,585    200,000
13        48       1,646           0            0        0        11,930       12,377    200,000
14        49       1,646           0            0        0        12,895       13,119    200,000
15        50       1,646           0            0        0        13,812       13,812    200,000
16        51       1,646           0            0        0        14,456       14,456    200,000
17        52       1,646           0            0        0        15,029       15,029    200,000
18        53       1,646           0            0        0        15,556       15,556    200,000
19        54       1,646           0            0        0        16,035       16,035    200,000
20        55       1,646           0            0        0        16,490       16,490    200,000

21        56       1,646           0            0        0        16,954       16,954    200,000
22        57       1,646           0            0        0        17,328       17,328    200,000
23        58       1,646           0            0        0        17,591       17,591    200,000
24        59       1,646           0            0        0        17,745       17,745    200,000
25        60       1,646           0            0        0        17,768       17,768    200,000
26        61       1,646           0            0        0        17,661       17,661    200,000
27        62       1,646           0            0        0        17,401       17,401    200,000
28        63       1,646           0            0        0        16,968       16,968    200,000
29        64       1,646           0            0        0        16,381       16,381    200,000
30        65       1,646           0            0        0        15,641       15,641    200,000

31        66       1,646           0            0        0        14,723       14,723    200,000
32        67       1,646           0            0        0        13,625       13,625    200,000
33        68       1,646           0            0        0        12,300       12,300    200,000
34        69       1,646           0            0        0        10,676       10,676    200,000
35        70       1,646           0            0        0         8,678        8,678    200,000
36        71       1,646           0            0        0         6,296        6,296    200,000
37        72       1,646           0            0        0         3,422        3,422    200,000
38        73       1,646           0            0        0            84           84    200,000
39        74       1,646           0            0        0         LAPSE        LAPSE      LAPSE
                  ------
Total             64,194

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                      6.00% (4.46% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
                    NET       PREMIUM        NET                                BENEFIT                                   BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON      FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     -----     --------     ---------     ---------     ---------
 1        36        1,646       1,728         0               0          869    200,000             0            939       200,000
 2        37        1,646       3,543         0             299        1,929    200,000           502          2,132       200,000
 3        38        1,646       5,448         0             718        2,952    200,000         1,121          3,355       200,000
 4        39        1,646       7,449         0           1,704        3,938    200,000         2,378          4,612       200,000
 5        40        1,646       9,550         0           2,654        4,889    200,000         3,669          5,904       200,000
 6        41        1,646      11,756         0           3,793        5,804    200,000         5,221          7,233       200,000
 7        42        1,646      14,072         0           4,874        6,661    200,000         6,789          8,577       200,000
 8        43        1,646      16,504         0           5,921        7,485    200,000         8,397          9,961       200,000
 9        44        1,646      19,057         0           6,913        8,254    200,000        10,023         11,364       200,000
10        45        1,646      21,738         0           7,850        8,967    200,000        11,671         12,788       200,000
Total              16,460

11        46        1,646      24,554         0           8,816        9,710    200,000        13,449         14,343       200,000
12        47        1,646      27,510         0           9,732       10,402    200,000        15,265         15,935       200,000
13        48        1,646      30,613         0          10,598       11,045    200,000        17,121         17,568       200,000
14        49        1,646      33,872         0          11,393       11,617    200,000        18,998         19,221       200,000
15        50        1,646      37,294         0          12,118       12,118    200,000        20,898         20,898       200,000
16        51        1,646      40,887         0          12,549       12,549    200,000        22,601         22,601       200,000
17        52        1,646      44,660         0          12,889       12,889    200,000        24,311         24,311       200,000
18        53        1,646      48,621         0          13,138       13,138    200,000        26,029         26,029       200,000
19        54        1,646      52,781         0          13,275       13,275    200,000        27,738         27,738       200,000
20        55        1,646      57,148         0          13,300       13,300    200,000        29,438         29,438       200,000
Total              32,920

21        56        1,646      61,734         0          13,224       13,224    200,000        31,145         31,145       200,000
22        57        1,646      66,549         0          12,992       12,992    200,000        32,807         32,807       200,000
23        58        1,646      71,604         0          12,605       12,605    200,000        34,423         34,423       200,000
24        59        1,646      76,913         0          12,039       12,039    200,000        35,973         35,973       200,000
25        60        1,646      82,487         0          11,270       11,270    200,000        37,437         37,437       200,000
26        61        1,646      88,339         0          10,274       10,274    200,000        38,792         38,792       200,000
27        62        1,646      94,485         0           9,025        9,025    200,000        40,015         40,015       200,000
28        63        1,646     100,937         0           7,519        7,519    200,000        41,100         41,100       200,000
29        64        1,646     107,712         0           5,658        5,658    200,000        41,964         41,964       200,000
30        65        1,646     114,826         0           3,409        3,409    200,000        42,575         42,575       200,000
Total              49,380

31        66        1,646     122,296         0             713          713    200,000        42,879         42,879       200,000
32        67        1,646     130,139         0           LAPSE        LAPSE      LAPSE        42,835         42,835       200,000
33        68        1,646     138,374         0                                                42,379         42,379       200,000
34        69        1,646     147,021         0                                                41,436         41,436       200,000
35        70        1,646     156,101         0                                                39,943         39,943       200,000
36        71        1,646     165,634         0                                                37,765         37,765       200,000
37        72        1,646     175,644         0                                                34,642         34,642       200,000
38        73        1,646     186,154         0                                                30,564         30,564       200,000
39        74        1,646     197,190         0                                                25,213         25,213       200,000
Total              65,840

                   CURRENT CHARGES
        -------------------------------------
                  6.00% (4.46% NET)
        -------------------------------------
          (10)          (11)          (12)
                                     BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
 1             0            939       200,000
 2           599          2,229       200,000
 3         1,343          3,578       200,000
 4         2,706          4,941       200,000
 5         4,109          6,343       200,000
 6         5,753          7,764       200,000
 7         7,439          9,227       200,000
 8         9,194         10,758       200,000
 9        10,997         12,338       200,000
10        12,852         13,969       200,000
Total

11        14,830         15,723       200,000
12        16,854         17,525       200,000
13        18,952         19,399       200,000
14        21,105         21,329       200,000
15        23,318         23,318       200,000
16        25,370         25,370       200,000
17        27,468         27,468       200,000
18        29,638         29,638       200,000
19        31,884         31,884       200,000
20        34,233         34,233       200,000
Total

21        36,725         36,725       200,000
22        39,274         39,274       200,000
23        41,867         41,867       200,000
24        44,508         44,508       200,000
25        47,185         47,185       200,000
26        49,905         49,905       200,000
27        52,654         52,654       200,000
28        55,423         55,423       200,000
29        58,234         58,234       200,000
30        61,096         61,096       200,000
Total

31        63,999         63,999       200,000
32        66,953         66,953       200,000
33        69,933         69,933       200,000
34        72,902         72,902       200,000
35        75,820         75,820       200,000
36        78,698         78,698       200,000
37        81,483         81,483       200,000
38        84,212         84,212       200,000
39        86,808         86,808       200,000
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.09            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                      6.00% (4.46% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
                    NET       PREMIUM        NET                                BENEFIT                                   BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON      FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     -----     --------     ---------     ---------     ---------
40        75        1,646     208,778         0                                                18,247         18,247       200,000
41        76        1,646     220,945         0                                                 9,314          9,314       200,000
42        77        1,646     233,721         0                                                 LAPSE          LAPSE         LAPSE
43        78        1,646     247,135         0
44        79        1,646     261,220         0
45        80        1,646     276,010         0
46        81        1,646     291,539         0
47        82        1,646     307,844         0
48        83        1,646     324,964         0
49        84        1,646     342,941         0
50        85        1,646     361,816         0
Total              82,300

51        86        1,646     381,635         0
52        87        1,646     402,445         0
53        88        1,646     424,296         0
54        89        1,646     447,239         0
55        90        1,646     471,329         0
56        91        1,646     496,624         0
                  -------
Total              92,176

                   CURRENT CHARGES
        -------------------------------------
                  6.00% (4.46% NET)
        -------------------------------------
          (10)          (11)          (12)
                                     BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
40        89,248         89,248       200,000
41        91,549         91,549       200,000
42        93,620         93,620       200,000
43        95,391         95,391       200,000
44        96,343         96,343       200,000
45        96,695         96,695       200,000
46        96,373         96,373       200,000
47        95,134         95,134       200,000
48        93,456         93,456       200,000
49        90,755         90,755       200,000
50        86,636         86,636       200,000
Total

51        80,810         80,810       200,000
52        72,627         72,627       200,000
53        61,523         61,523       200,000
54        46,554         46,554       200,000
55        26,426         26,426       200,000
56         LAPSE          LAPSE         LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.09            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:08 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                      TO AGE 95                                 SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                          CURRENT CHARGES
                                                                 ----------------------------------
                                                                         6.00% (4.46% NET)
                                                                 ----------------------------------
                              UNSCHEDULED                                                  BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON        FUND      PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
------    ---     -------     -----------     ----     -----     ---------     --------    --------
 1        36       1,646           0            0        0              0           939    200,000
 2        37       1,646           0            0        0            599         2,229    200,000
 3        38       1,646           0            0        0          1,343         3,578    200,000
 4        39       1,646           0            0        0          2,706         4,941    200,000
 5        40       1,646           0            0        0          4,109         6,343    200,000
 6        41       1,646           0            0        0          5,753         7,764    200,000
 7        42       1,646           0            0        0          7,439         9,227    200,000
 8        43       1,646           0            0        0          9,194        10,758    200,000
 9        44       1,646           0            0        0         10,997        12,338    200,000
10        45       1,646           0            0        0         12,852        13,969    200,000

11        46       1,646           0            0        0         14,830        15,723    200,000
12        47       1,646           0            0        0         16,854        17,525    200,000
13        48       1,646           0            0        0         18,952        19,399    200,000
14        49       1,646           0            0        0         21,105        21,329    200,000
15        50       1,646           0            0        0         23,318        23,318    200,000
16        51       1,646           0            0        0         25,370        25,370    200,000
17        52       1,646           0            0        0         27,468        27,468    200,000
18        53       1,646           0            0        0         29,638        29,638    200,000
19        54       1,646           0            0        0         31,884        31,884    200,000
20        55       1,646           0            0        0         34,233        34,233    200,000

21        56       1,646           0            0        0         36,725        36,725    200,000
22        57       1,646           0            0        0         39,274        39,274    200,000
23        58       1,646           0            0        0         41,867        41,867    200,000
24        59       1,646           0            0        0         44,508        44,508    200,000
25        60       1,646           0            0        0         47,185        47,185    200,000
26        61       1,646           0            0        0         49,905        49,905    200,000
27        62       1,646           0            0        0         52,654        52,654    200,000
28        63       1,646           0            0        0         55,423        55,423    200,000
29        64       1,646           0            0        0         58,234        58,234    200,000
30        65       1,646           0            0        0         61,096        61,096    200,000

31        66       1,646           0            0        0         63,999        63,999    200,000
32        67       1,646           0            0        0         66,953        66,953    200,000
33        68       1,646           0            0        0         69,933        69,933    200,000
34        69       1,646           0            0        0         72,902        72,902    200,000
35        70       1,646           0            0        0         75,820        75,820    200,000
36        71       1,646           0            0        0         78,698        78,698    200,000
37        72       1,646           0            0        0         81,483        81,483    200,000
38        73       1,646           0            0        0         84,212        84,212    200,000
39        74       1,646           0            0        0         86,808        86,808    200,000
40        75       1,646           0            0        0         89,248        89,248    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                          CURRENT CHARGES
                                                                 ----------------------------------
                                                                         6.00% (4.46% NET)
                                                                 ----------------------------------
                              UNSCHEDULED                                                  BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON        FUND      PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
------    ---     -------     -----------     ----     -----     ---------     --------    --------
41        76       1,646           0            0        0         91,549        91,549    200,000
42        77       1,646           0            0        0         93,620        93,620    200,000
43        78       1,646           0            0        0         95,391        95,391    200,000
44        79       1,646           0            0        0         96,343        96,343    200,000
45        80       1,646           0            0        0         96,695        96,695    200,000
46        81       1,646           0            0        0         96,373        96,373    200,000
47        82       1,646           0            0        0         95,134        95,134    200,000
48        83       1,646           0            0        0         93,456        93,456    200,000
49        84       1,646           0            0        0         90,755        90,755    200,000
50        85       1,646           0            0        0         86,636        86,636    200,000
51        86       1,646           0            0        0         80,810        80,810    200,000
52        87       1,646           0            0        0         72,627        72,627    200,000
53        88       1,646           0            0        0         61,523        61,523    200,000
54        89       1,646           0            0        0         46,554        46,554    200,000
55        90       1,646           0            0        0         26,426        26,426    200,000
56        91       1,646           0            0        0          LAPSE         LAPSE      LAPSE
                  ------
Total             92,176

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 91.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT 1  12%                MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (1.49% NET)                      12.00% (10.42% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
 END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                      BENEFIT
  OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON            FUND        PAYABLE
 YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     --------    --------    ---------     ---------     ------    --------     ---------     ----------    ---------
 1        36         1,646       1,728        0               0          869    200,000             0           1,010      200,000
 2        37         1,646       3,543        0             299        1,929    200,000           713           2,343      200,000
 3        38         1,646       5,448        0             718        2,952    200,000         1,558           3,793      200,000
 4        39         1,646       7,449        0           1,704        3,938    200,000         3,138           5,372      200,000
 5        40         1,646       9,550        0           2,654        4,889    200,000         4,861           7,095      200,000
 6        41         1,646      11,756        0           3,793        5,804    200,000         6,967           8,978      200,000
 7        42         1,646      14,072        0           4,874        6,661    200,000         9,226          11,013      200,000
 8        43         1,646      16,504        0           5,921        7,485    200,000        11,678          13,242      200,000
 9        44         1,646      19,057        0           6,913        8,254    200,000        14,323          15,664      200,000
10        45         1,646      21,738        0           7,850        8,967    200,000        17,181          18,299      200,000
Total               16,460

11        46         1,646      24,554        0           8,816        9,710    200,000        20,422          21,316      200,000
12        47         1,646      27,510        0           9,732       10,402    200,000        23,961          24,631      200,000
13        48         1,646      30,613        0          10,598       11,045    200,000        27,832          28,279      200,000
14        49         1,646      33,872        0          11,393       11,617    200,000        32,055          32,278      200,000
15        50         1,646      37,294        0          12,118       12,118    200,000        36,672          36,672      200,000
16        51         1,646      40,887        0          12,549       12,549    200,000        41,509          41,509      200,000
17        52         1,646      44,660        0          12,889       12,889    200,000        46,824          46,824      200,000
18        53         1,646      48,621        0          13,138       13,138    200,000        52,678          52,678      200,000
19        54         1,646      52,781        0          13,275       13,275    200,000        59,121          59,121      200,000
20        55         1,646      57,148        0          13,300       13,300    200,000        66,230          66,230      200,000
Total               32,920

21        56         1,646      61,734        0          13,224       13,224    200,000        74,114          74,114      200,000
22        57         1,646      66,549        0          12,992       12,992    200,000        82,822          82,822      200,000
23        58         1,646      71,604        0          12,605       12,605    200,000        92,470          92,470      200,000
24        59         1,646      76,913        0          12,039       12,039    200,000       103,174         103,174      200,000
25        60         1,646      82,487        0          11,270       11,270    200,000       115,074         115,074      200,000
26        61         1,646      88,339        0          10,274       10,274    200,000       128,332         128,332      200,000
27        62         1,646      94,485        0           9,025        9,025    200,000       143,142         143,142      200,000
28        63         1,646     100,937        0           7,519        7,519    200,000       159,742         159,742      201,274
29        64         1,646     107,712        0           5,658        5,658    200,000       178,218         178,218      220,990
30        65         1,646     114,826        0           3,409        3,409    200,000       198,621         198,621      242,318
Total               49,380

                   CURRENT CHARGES
        -------------------------------------
                 12.00% (10.42% NET)
        -------------------------------------
          (10)           (11)         (12)
 END      VALUE                      BENEFIT
  OF       ON            FUND        PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ----------    ---------
 1             0           1,010      200,000
 2           813           2,443      200,000
 3         1,794           4,028      200,000
 4         3,497           5,731      200,000
 5         5,355           7,590      200,000
 6         7,587           9,598      200,000
 7        10,007          11,795      200,000
 8        12,662          14,226      200,000
 9        15,552          16,893      200,000
10        18,704          19,821      200,000
Total

11        22,253          23,147      200,000
12        26,133          26,803      200,000
13        30,404          30,850      200,000
14        35,090          35,313      200,000
15        40,241          40,241      200,000
16        45,688          45,688      200,000
17        51,698          51,698      200,000
18        58,358          58,358      200,000
19        65,745          65,745      200,000
20        73,964          73,964      200,000
Total

21        83,149          83,149      200,000
22        93,334          93,334      200,000
23       104,633         104,633      200,000
24       117,188         117,188      200,000
25       131,153         131,153      200,000
26       146,716         146,716      200,000
27       164,066         164,066      210,005
28       183,289         183,289      230,944
29       204,565         204,565      253,661
30       228,122         228,122      278,309
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:09 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (1.49% NET)                      12.00% (10.42% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
 END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                      BENEFIT
  OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON            FUND        PAYABLE
 YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     --------    --------    ---------     ---------     ------    --------     ---------     ----------    ---------
31        66         1,646     122,296        0             713          713    200,000        221,157        221,157      265,389
32        67         1,646     130,139        0           LAPSE        LAPSE      LAPSE        246,006        246,006      292,747
33        68         1,646     138,374        0                                                273,398        273,398      322,610
34        69         1,646     147,021        0                                                303,591        303,591      355,201
35        70         1,646     156,101        0                                                336,874        336,874      390,773
36        71         1,646     165,634        0                                                373,552        373,552      429,585
37        72         1,646     175,644        0                                                414,092        414,092      467,924
38        73         1,646     186,154        0                                                459,019        459,019      509,512
39        74         1,646     197,190        0                                                508,855        508,855      554,651
40        75         1,646     208,778        0                                                564,235        564,235      603,731
Total               65,840

41        76         1,646     220,945        0                                                625,941        625,941      657,238
42        77         1,646     233,721        0                                                693,982        693,982      728,681
43        78         1,646     247,135        0                                                768,969        768,969      807,417
44        79         1,646     261,220        0                                                851,566        851,566      894,144
45        80         1,646     276,010        0                                                942,486        942,486      989,610
46        81         1,646     291,539        0                                              1,042,484      1,042,484    1,094,608
47        82         1,646     307,844        0                                              1,152,361      1,152,361    1,209,979
48        83         1,646     324,964        0                                              1,272,931      1,272,931    1,336,578
49        84         1,646     342,941        0                                              1,405,055      1,405,055    1,475,308
50        85         1,646     361,816        0                                              1,549,640      1,549,640    1,627,122
                  --------
Total               82,300

51        86         1,646     381,635        0                                              1,707,649      1,707,649    1,793,031
52        87         1,646     402,445        0                                              1,880,108      1,880,108    1,974,113
53        88         1,646     424,296        0                                              2,068,113      2,068,113    2,171,519
54        89         1,646     447,239        0                                              2,272,813      2,272,813    2,386,453
55        90         1,646     471,329        0                                              2,495,419      2,495,419    2,620,190
56        91         1,646     496,624        0                                              2,737,133      2,737,133    2,873,989
57        92         1,646     523,183        0                                              3,007,090      3,007,090    3,127,373
58        93         1,646     551,071        0                                              3,310,119      3,310,119    3,409,423
59        94         1,646     580,353        0                                              3,652,169      3,652,169    3,725,212
60        95         1,646     611,099        0                                              4,040,658      4,040,658    4,081,064
                  --------
Total               98,760

                   CURRENT CHARGES
        -------------------------------------
                 12.00% (10.42% NET)
        -------------------------------------
          (10)           (11)         (12)
 END      VALUE                      BENEFIT
  OF       ON            FUND        PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ----------    ---------
31        254,208        254,208      305,049
32        283,068        283,068      336,850
33        314,987        314,987      371,684
34        350,274        350,274      409,820
35        389,268        389,268      451,551
36        432,371        432,371      497,226
37        480,101        480,101      542,514
38        533,026        533,026      591,656
39        591,737        591,737      644,994
40        656,946        656,946      702,932
Total

41        729,490        729,490      765,965
42        809,704        809,704      850,189
43        898,354        898,354      943,272
44        996,071        996,071    1,045,875
45      1,103,877      1,103,877    1,159,071
46      1,222,765      1,222,765    1,283,903
47      1,353,732      1,353,732    1,421,419
48      1,498,358      1,498,358    1,573,276
49      1,657,669      1,657,669    1,740,552
50      1,832,925      1,832,925    1,924,571
Total

51      2,025,633      2,025,633    2,126,915
52      2,237,204      2,237,204    2,349,064
53      2,469,377      2,469,377    2,592,846
54      2,723,884      2,723,884    2,860,079
55      3,002,575      3,002,575    3,152,704
56      3,307,126      3,307,126    3,472,482
57      3,645,329      3,645,329    3,791,142
58      4,021,712      4,021,712    4,142,364
59      4,443,288      4,443,288    4,532,154
60      4,918,907      4,918,907    4,968,096
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95  05:09 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT 1  12%               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                      TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
 1        36       1,646           0            0        0              0           1,010      200,000
 2        37       1,646           0            0        0            813           2,443      200,000
 3        38       1,646           0            0        0          1,794           4,028      200,000
 4        39       1,646           0            0        0          3,497           5,731      200,000
 5        40       1,646           0            0        0          5,355           7,590      200,000
 6        41       1,646           0            0        0          7,587           9,598      200,000
 7        42       1,646           0            0        0         10,007          11,795      200,000
 8        43       1,646           0            0        0         12,662          14,226      200,000
 9        44       1,646           0            0        0         15,552          16,893      200,000
10        45       1,646           0            0        0         18,704          19,821      200,000

11        46       1,646           0            0        0         22,253          23,147      200,000
12        47       1,646           0            0        0         26,133          26,803      200,000
13        48       1,646           0            0        0         30,404          30,850      200,000
14        49       1,646           0            0        0         35,090          35,313      200,000
15        50       1,646           0            0        0         40,241          40,241      200,000
16        51       1,646           0            0        0         45,688          45,688      200,000
17        52       1,646           0            0        0         51,698          51,698      200,000
18        53       1,646           0            0        0         58,358          58,358      200,000
19        54       1,646           0            0        0         65,745          65,745      200,000
20        55       1,646           0            0        0         73,964          73,964      200,000
21        56       1,646           0            0        0         83,149          83,149      200,000
22        57       1,646           0            0        0         93,334          93,334      200,000
23        58       1,646           0            0        0        104,633         104,633      200,000
24        59       1,646           0            0        0        117,188         117,188      200,000
25        60       1,646           0            0        0        131,153         131,153      200,000
26        61       1,646           0            0        0        146,716         146,716      200,000
27        62       1,646           0            0        0        164,066         164,066      210,005
28        63       1,646           0            0        0        183,289         183,289      230,944
29        64       1,646           0            0        0        204,565         204,565      253,661
30        65       1,646           0            0        0        228,122         228,122      278,309

31        66       1,646           0            0        0        254,208         254,208      305,049
32        67       1,646           0            0        0        283,068         283,068      336,850
33        68       1,646           0            0        0        314,987         314,987      371,684
34        69       1,646           0            0        0        350,274         350,274      409,820
35        70       1,646           0            0        0        389,268         389,268      451,551
36        71       1,646           0            0        0        432,371         432,371      497,226
37        72       1,646           0            0        0        480,101         480,101      542,314
38        73       1,646           0            0        0        533,026         533,026      591,659
39        74       1,646           0            0        0        591,737         591,737      644,994
40        75       1,646           0            0        0        656,946         656,946      702,932

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
                              UNSCHEDULED                                                     BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON                     PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
------    ---     -------     -----------     ----     -----     ---------     ----------    ---------
41        76       1,646           0            0        0         729,490        729,490      765,965
42        77       1,646           0            0        0         809,704        809,704      850,189
43        78       1,646           0            0        0         898,354        898,354      943,272
44        79       1,646           0            0        0         996,071        996,071    1,045,875
45        80       1,646           0            0        0       1,103,877      1,103,877    1,159,071
46        81       1,646           0            0        0       1,222,765      1,222,765    1,283,903
47        82       1,646           0            0        0       1,353,732      1,353,732    1,421,419
48        83       1,646           0            0        0       1,498,358      1,498,358    1,573,276
49        84       1,646           0            0        0       1,657,669      1,657,669    1,740,552
50        85       1,646           0            0        0       1,832,925      1,832,925    1,924,571

51        86       1,646           0            0        0       2,025,633      2,025,633    2,126,915
52        87       1,646           0            0        0       2,237,204      2,237,204    2,349,064
53        88       1,646           0            0        0       2,469,377      2,469,377    2,592,846
54        89       1,646           0            0        0       2,723,884      2,723,884    2,860,079
55        90       1,646           0            0        0       3,002,575      3,002,575    3,152,704
56        91       1,646           0            0        0       3,307,126      3,307,126    3,472,482
57        92       1,646           0            0        0       3,645,329      3,645,329    3,791,142
58        93       1,646           0            0        0       4,021,712      4,021,712    4,142,364
59        94       1,646           0            0        0       4,443,288      4,443,288    4,532,154
60        95       1,646           0            0        0       4,918,907      4,918,907    4,968,096
                  ------
Total             98,760

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76          INITIAL GUIDELINE ANNUAL: $2,161.98            INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 01/04/95 05:09 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  0%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                    GUARANTEED CHARGES
                                                        --------------------------------------------------------------------------
                                                               0.00% (-1.49% NET)                     0.00% (-1.49% NET)
                                                        --------------------------------     -------------------------------------
                    (1)         (2)          (3)                                  (6)                                       (9)
                    NET       PREMIUM        NET           (4)         (5)      BENEFIT         (7)           (8)         BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/       VALUE ON      FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     ---------     -----     --------     ---------     ---------     ---------
 1        56        5,010       5,261         0           1,270        3,573    200,000         1,270          3,573       200,000
 2        57        5,010      10,784         0           3,567        6,369    200,000         3,567          6,369       200,000
 3        58        5,010      16,584         0           4,231        8,988    200,000         4,231          8,988       200,000
 4        59        5,010      22,673         0           6,656       11,414    200,000         6,656         11,414       200,000
 5        60        5,010      29,068         0           8,871       13,629    200,000         8,871         13,629       200,000
 6        61        5,010      35,781         0          11,335       15,617    200,000        11,335         15,617       200,000
 7        62        5,010      42,831         0          13,557       17,363    200,000        13,557         17,363       200,000
 8        63        5,010      50,233         0          15,540       18,870    200,000        15,540         18,870       200,000
 9        64        5,010      58,005         0          17,203       20,057    200,000        17,203         20,057       200,000
10        65        5,010      66,166         0          18,529       20,908    200,000        18,529         20,908       200,000
Total              50,100

11        66        5,010      74,735         0          19,696       21,599    200,000        19,696         21,599       200,000
12        67        5,010      83,732         0          20,468       21,895    200,000        20,468         21,895       200,000
13        68        5,010      93,179         0          20,799       21,751    200,000        20,799         21,751       200,000
14        69        5,010     103,099         0          20,639       21,115    200,000        20,639         21,115       200,000
15        70        5,010     113,514         0          19,954       19,954    200,000        19,954         19,954       200,000
16        71        5,010     124,450         0          18,164       18,164    200,000        18,164         18,164       200,000
17        72        5,010     135,933         0          15,518       15,518    200,000        15,518         15,518       200,000
18        73        5,010     147,990         0          12,080       12,080    200,000        12,080         12,080       200,000
19        74        5,010     160,650         0           7,591        7,591    200,000         7,591          7,591       200,000
20        75        5,010     173,943         0           1,800        1,800    200,000         1,800          1,800       200,000
Total             100,200

21        76        5,010     187,901         0           LAPSE        LAPSE      LAPSE         LAPSE          LAPSE         LAPSE
22        77        5,010     202,557         0
23        78        5,010     217,945         0
24        79        5,010     234,103         0
25        80        5,010     251,068         0
26        81        5,010     268,882         0
27        82        5,010     287,587         0
28        83        5,010     307,227         0
29        84        5,010     327,849         0
                  -------
Total             145,290

                   CURRENT CHARGES
        -------------------------------------
                 0.00% (-1.49% NET)
        -------------------------------------
                                      (12)
          (10)          (11)         BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
 1         1,270          3,573       200,000
 2         4,509          7,311       200,000
 3         6,114         10,871       200,000
 4         9,460         14,218       200,000
 5        12,580         17,337       200,000
 6        15,913         20,195       200,000
 7        19,163         22,969       200,000
 8        22,332         25,662       200,000
 9        25,401         28,256       200,000
10        28,255         30,633       200,000
Total

11        30,969         32,872       200,000
12        33,415         34,842       200,000
13        35,713         36,664       200,000
14        37,809         38,285       200,000
15        39,687         39,687       200,000
16        40,817         40,817       200,000
17        41,619         41,619       200,000
18        41,886         41,886       200,000
19        41,838         41,838       200,000
20        41,319         41,319       200,000
Total

21        40,418         40,418       200,000
22        38,884         38,884       200,000
23        36,591         36,591       200,000
24        32,722         32,722       200,000
25        27,590         27,590       200,000
26        21,047         21,047       200,000
27        12,660         12,660       200,000
28         3,249          3,249       200,000
29         LAPSE          LAPSE         LAPSE
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20          INITIAL GUIDELINE ANNUAL: $6,002.06            INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT 1  0%                 MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                      TO AGE 95                                 SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                          CURRENT CHARGES
                                                                 ----------------------------------
                                                                         0.00% (-1.49% NET)
                                                                 ----------------------------------
                              UNSCHEDULED                                                  BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON        FUND      PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
------    ---     -------     -----------     ----     -----     ---------     --------    --------
 1        56       5,010           0            0        0          1,270         3,573    200,000
 2        57       5,010           0            0        0          4,509         7,311    200,000
 3        58       5,010           0            0        0          6,114        10,871    200,000
 4        59       5,010           0            0        0          9,460        14,218    200,000
 5        60       5,010           0            0        0         12,580        17,337    200,000
 6        61       5,010           0            0        0         15,913        20,195    200,000
 7        62       5,010           0            0        0         19,163        22,969    200,000
 8        63       5,010           0            0        0         22,332        25,662    200,000
 9        64       5,010           0            0        0         25,401        28,256    200,000
10        65       5,010           0            0        0         28,255        30,633    200,000

11        66       5,010           0            0        0         30,969        32,872    200,000
12        67       5,010           0            0        0         33,415        34,842    200,000
13        68       5,010           0            0        0         35,713        36,664    200,000
14        69       5,010           0            0        0         37,809        38,285    200,000
15        70       5,010           0            0        0         39,687        39,687    200,000
16        71       5,010           0            0        0         40,817        40,817    200,000
17        72       5,010           0            0        0         41,619        41,619    200,000
18        73       5,010           0            0        0         41,886        41,886    200,000
19        74       5,010           0            0        0         41,838        41,838    200,000
20        75       5,010           0            0        0         41,319        41,319    200,000

21        76       5,010           0            0        0         40,418        40,418    200,000
22        77       5,010           0            0        0         38,884        38,884    200,000
23        78       5,010           0            0        0         36,591        36,591    200,000
24        79       5,010           0            0        0         32,722        32,722    200,000
25        80       5,010           0            0        0         27,590        27,590    200,000
26        81       5,010           0            0        0         21,047        21,047    200,000
27        82       5,010           0            0        0         12,660        12,660    200,000
28        83       5,010           0            0        0          3,249         3,249    200,000
29        84       5,010           0            0        0          LAPSE         LAPSE      LAPSE
                 -------
Total            145,290

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20          INITIAL GUIDELINE ANNUAL: $6,002.06            INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                          STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                                  GUARANTEED CHARGES
                                                        ----------------------------------------------------------------------
                                                             0.00% (-1.49% NET)                    6.00% (4.46% NET)
                                                        ----------------------------     -------------------------------------
                    (1)         (2)          (3)         (4)       (5)        (6)           (7)           (8)           (9)
                    NET       PREMIUM        NET        VALUE               BENEFIT                                   BENEFIT
END OF            ANNUAL      ACCUM'D      LOANS/        ON       FUND      PAYABLE      VALUE ON        FUND         PAYABLE
 YEAR     AGE     OUTLAY       AT 5%      SURRENDER     SURRENDER VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
------    ---     -------     -------     ---------     -----     -----     --------     ---------     ---------     ---------
 1        56        5,010       5,261         0          1,270     3,573    200,000         1,515          3,818       200,000
 2        57        5,010      10,784         0          3,567     6,369    200,000         4,260          7,062       200,000
 3        58        5,010      16,584         0          4,231     8,988    200,000         5,560         10,318       200,000
 4        59        5,010      22,673         0          6,656    11,414    200,000         8,810         13,568       200,000
 5        60        5,010      29,068         0          8,871    13,629    200,000        12,038         16,795       200,000
 6        61        5,010      35,781         0         11,335    15,617    200,000        15,703         19,985       200,000
 7        62        5,010      42,831         0         13,557    17,363    200,000        19,314         23,120       200,000
 8        63        5,010      50,233         0         15,540    18,870    200,000        22,876         26,206       200,000
 9        64        5,010      58,005         0         17,203    20,057    200,000        26,310         29,165       200,000
10        65        5,010      66,166         0         18,529    20,908    200,000        29,599         31,978       200,000
Total              50,100

11        66        5,010      74,735         0         19,696    21,599    200,000        32,994         34,897       200,000
12        67        5,010      83,732         0         20,468    21,895    200,000        36,219         37,647       200,000
13        68        5,010      93,179         0         20,799    21,751    200,000        39,235         40,187       200,000
14        69        5,010     103,099         0         20,639    21,115    200,000        42,001         42,476       200,000
15        70        5,010     113,514         0         19,954    19,954    200,000        44,489         44,489       200,000
16        71        5,010     124,450         0         18,164    18,164    200,000        46,136         46,136       200,000
17        72        5,010     135,933         0         15,518    15,518    200,000        47,230         47,230       200,000
18        73        5,010     147,990         0         12,080    12,080    200,000        47,821         47,821       200,000
19        74        5,010     160,650         0          7,591     7,591    200,000        47,699         47,699       200,000
20        75        5,010     173,943         0          1,800     1,800    200,000        46,657         46,657       200,000
Total             100,200

21        76        5,010     187,901         0          LAPSE     LAPSE      LAPSE        44,617         44,617       200,000
22        77        5,010     202,557         0                                            41,269         41,269       200,000
23        78        5,010     217,945         0                                            36,345         36,345       200,000
24        79        5,010     234,103         0                                            29,507         29,507       200,000
25        80        5,010     251,068         0                                            20,294         20,294       200,000
26        81        5,010     268,882         0                                             8,039          8,039       200,000
27        82        5,010     287,587         0                                             LAPSE          LAPSE         LAPSE
28        83        5,010     307,227         0
29        84        5,010     327,849         0
30        85        5,010     349,502         0
Total             150,300

31        86        5,010     372,237         0
32        87        5,010     396,109         0
33        88        5,010     421,175         0
34        89        5,010     447,495         0
35        90        5,010     475,130         0
36        91        5,010     504,147         0
37        92        5,010     534,615         0
38        93        5,010     566,606         0
39        94        5,010     600,197         0
40        95        5,010     635,467         0
                  -------
Total             200,400

                   CURRENT CHARGES
        -------------------------------------
                  6.00% (4.46% NET)
        -------------------------------------
          (10)          (11)          (12)
                                     BENEFIT
END OF  VALUE ON        FUND         PAYABLE
 YEAR   SURRENDER       VALUE       AT DEATH
------  ---------     ---------     ---------
 1         1,515          3,818       200,000
 2         5,230          8,032       200,000
 3         7,555         12,312       200,000
 4        11,866         16,623       200,000
 5        16,195         20,953       200,000
 6        20,986         25,268       200,000
 7        25,942         29,748       200,000
 8        31,075         34,405       200,000
 9        36,378         39,233       200,000
10        41,750         41,750       200,000
Total

11        47,377         49,280       200,000
12        53,077         54,504       200,000
13        58,977         59,928       200,000
14        65,050         65,526       200,000
15        71,309         71,309       200,000
16        77,259         77,259       200,000
17        83,369         83,369       200,000
18        89,524         89,524       200,000
19        95,930         95,930       200,000
20       102,535        102,535       200,000
Total

21       109,506        109,506       200,000
22       116,735        116,735       200,000
23       124,254        124,254       200,000
24       131,819        131,819       200,000
25       139,752        139,752       200,000
26       148,197        148,197       200,000
27       157,263        157,263       200,000
28       167,395        167,395       200,000
29       178,665        178,665       200,000
30       191,373        191,373       200,942
Total

31       204,906        204,906       215,151
32       218,923        218,923       229,869
33       233,433        233,433       245,105
34       248,430        248,430       260,852
35       263,907        263,907       277,102
36       279,828        279,828       293,819
37       296,648        296,648       308,514
38       314,474        314,474       323,908
39       333,561        333,561       340,232
40       354,226        354,226       357,769
Total

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20          INITIAL GUIDELINE ANNUAL: $6,002.06            INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT 1  6%                MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                      TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                          CURRENT CHARGES
                                                                 ----------------------------------
                                                                         6.00% (4.46% NET)
                                                                 ----------------------------------
                              UNSCHEDULED                                                  BENEFIT
END OF                         PREMIUM/       NET      TOTAL     VALUE ON        FUND      PAYABLE
 YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
------    ---     -------     -----------     ----     -----     ---------     --------    --------
 1        56       5,010           0            0        0          1,515         3,818    200,000
 2        57       5,010           0            0        0          5,230         8,032    200,000
 3        58       5,010           0            0        0          7,555        12,312    200,000
 4        59       5,010           0            0        0         11,866        16,623    200,000
 5        60       5,010           0            0        0         16,195        20,953    200,000
 6        61       5,010           0            0        0         20,986        25,268    200,000
 7        62       5,010           0            0        0         25,942        29,748    200,000
 8        63       5,010           0            0        0         31,075        34,405    200,000
 9        64       5,010           0            0        0         36,378        39,233    200,000
10        65       5,010           0            0        0         41,750        44,129    200,000

11        66       5,010           0            0        0         47,377        49,280    200,000
12        67       5,010           0            0        0         53,077        54,504    200,000
13        68       5,010           0            0        0         58,977        59,928    200,000
14        69       5,010           0            0        0         65,050        65,526    200,000
15        70       5,010           0            0        0         71,309        71,309    200,000
16        71       5,010           0            0        0         77,259        77,259    200,000
17        72       5,010           0            0        0         83,369        83,369    200,000
18        73       5,010           0            0        0         89,524        89,524    200,000
19        74       5,010           0            0        0         95,930        95,930    200,000
20        75       5,010           0            0        0        102,535       102,535    200,000
21        76       5,010           0            0        0        109,506       109,506    200,000
22        77       5,010           0            0        0        116,735       116,735    200,000
23        78       5,010           0            0        0        124,254       124,254    200,000
24        79       5,010           0            0        0        131,819       131,819    200,000
25        80       5,010           0            0        0        139,752       139,752    200,000
26        81       5,010           0            0        0        148,197       148,197    200,000
27        82       5,010           0            0        0        157,263       157,263    200,000
28        83       5,010           0            0        0        167,395       167,395    200,000
29        84       5,010           0            0        0        178,665       178,665    200,000
30        85       5,010           0            0        0        191,373       191,373    200,942

31        86       5,010           0            0        0        204,906       204,906    215,151
32        87       5,010           0            0        0        218,923       218,923    229,869
33        88       5,010           0            0        0        233,433       233,433    245,105
34        89       5,010           0            0        0        248,430       248,430    260,852
35        90       5,010           0            0        0        263,907       263,907    277,102
36        91       5,010           0            0        0        279,828       279,828    293,819
37        92       5,010           0            0        0        296,648       296,648    308,514
38        93       5,010           0            0        0        314,474       314,474    323,908
39        94       5,010           0            0        0        333,561       333,561    340,232
40        95       5,010           0            0        0        354,226       354,226    357,769
                 -------
Total            200,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20          INITIAL GUIDELINE ANNUAL: $6,002.06            INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95 05:11 pm                         PREPARED BY: Agent               NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                      SUPPLEMENTAL FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  12%                MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS


                                                                                   GUARANTEED CHARGES
                                                       --------------------------------------------------------------------------
                                                             0.00% (- 1.49% NET)                     12.00% (10.42% NET)
                                                       --------------------------------     -------------------------------------
                   (1)         (2)          (3)           (4)         (5)        (6)           (7)           (8)           (9)
END                NET       PREMIUM        NET          VALUE                 BENEFIT        VALUE                      BENEFIT
 OF               ANNUAL     ACCUM'D      LOANS/          ON          FUND     PAYABLE         ON            FUND        PAYABLE
YEAR     AGE      OUTLAY      AT 5%      SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     --------    --------    ---------     ---------     ------    --------     ---------     ----------    ---------
  1      56         5,010       5,261        0           1,270        3,573    200,000          1,760          4,063      200,000
  2      57         5,010      10,784        0           3,567        6,369    200,000          4,985          7,786      200,000
  3      58         5,010      16,584        0           4,231        8,988    200,000          7,009         11,766      200,000
  4      59         5,010      22,673        0           6,656       11,414    200,000         11,258         16,015      200,000
  5      60         5,010      29,068        0           8,871       13,629    200,000         15,794         20,551      200,000
  6      61         5,010      35,781        0          11,335       15,617    200,000         21,113         25,395      200,000
  7      62         5,010      42,831        0          13,557       17,363    200,000         26,768         30,574      200,000
  8      63         5,010      50,233        0          15,540       18,870    200,000         32,813         36,143      200,000
  9      64         5,010      58,005        0          17,203       20,057    200,000         39,229         42,084      200,000
 10      65         5,010      66,166        0          18,529       20,908    200,000         46,066         48,443      200,000
Total              50,100

 11      66         5,010      74,735        0          19,696       21,599    200,000         53,767         55,670      200,000
 12      67         5,010      83,732        0          20,468       21,895    200,000         62,095         63,522      200,000
 13      68         5,010      93,179        0          20,799       21,751    200,000         71,141         72,092      200,000
 14      69         5,010     103,099        0          20,639       21,115    200,000         81,019         81,495      200,000
 15      70         5,010     113,514        0          19,954       19,954    200,000         91,891         91,891      200,000
 16      71         5,010     124,450        0          18,164       18,164    200,000        103,435        103,435      200,000
 17      72         5,010     135,933        0          15,518       15,518    200,000        116,280        116,280      200,000
 18      73         5,010     147,990        0          12,080       12,080    200,000        130,799        130,799      200,000
 19      74         5,010     160,650        0           7,591        7,591    200,000        147,307        147,307      200,000
 20      75         5,010     173,943        0           1,800        1,800    200,000        166,269        166,269      200,000
Total             100,200

 21      76         5,010     187,901        0           LAPSE        LAPSE      LAPSE        188,449        188,449      200,000
 22      77         5,010     202,557        0                                                213,707        213,707      224,392
 23      78         5,010     217,945        0                                                241,558        241,558      253,636
 24      79         5,010     234,103        0                                                272,253        272,253      285,865
 25      80         5,010     251,068        0                                                306,057        306,057      321,360
 26      81         5,010     268,882        0                                                343,256        343,256      360,419
 27      82         5,010     287,587        0                                                384,151        384,151      403,359
 28      83         5,010     307,227        0                                                429,051        429,051      450,504
 29      84         5,010     327,849        0                                                478,282        478,282      502,197
 30      85         5,010     349,502        0                                                532,188        532,188      558,797
Total             150,300

 31      86         5,010     372,237        0                                                591,133        591,133      620,689
 32      87         5,010     396,109        0                                                655,504        655,504      688,279
 33      88         5,010     421,175        0                                                725,716        725,716      762,002
 34      89         5,010     447,495        0                                                802,203        802,203      842,313
 35      90         5,010     475,130        0                                                885,422        885,422      929,693
 36      91         5,010     504,147        0                                                975,828        975,828    1,024,619
 37      92         5,010     534,615        0                                              1,076,717      1,076,717    1,119,786
 38      93         5,010     566,606        0                                              1,189,873      1,189,873    1,225,569
 39      94         5,010     600,197        0                                              1,317,489      1,317,489    1,343,839
 40      95         5,010     635,467        0                                              1,462,306      1,462,306    1,476,929
                 --------
Total             200,400

                 CURRENT CHARGES
      -------------------------------------
               12.00% (10.42% NET)
      -------------------------------------
        (10)           (11)         (12)
END     VALUE                      BENEFIT
 OF      ON            FUND        PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ----------    ---------
  1       1,760          4,063      200,000
  2       5,982          8,784      200,000
  3       9,116         13,874      200,000
  4      14,578         19,336      200,000
  5      20,441         25,198      200,000
  6      27,195         31,477      200,000
  7      34,596         38,402      200,000
  8      42,722         46,052      200,000
  9      51,642         54,497      200,000
 10      61,350         63,728      200,000

 11      72,282         74,185      200,000
 12      84,298         85,726      200,000
 13      97,656         98,608      200,000
 14     112,517        112,993      200,000
 15     129,104        129,104      200,000
 16     147,191        147,191      200,000
 17     167,569        167,569      200,000
 18     190,541        190,541      211,500
 19     216,097        216,097      235,546
 20     244,471        244,471      261,584

 21     276,129        276,129      289,936
 22     311,142        311,142      326,699
 23     349,847        349,847      367,339
 24     392,529        392,529      412,156
 25     439,632        439,632      461,614
 26     491,592        491,592      516,171
 27     548,847        548,847      576,289
 28     612,079        612,079      642,683
 29     681,747        681,747      715,835
 30     758,407        758,407      796,328

 31     842,720        842,720      884,857
 32     935,310        935,310      982,075
 33   1,036,939      1,036,939    1,088,786
 34   1,148,370      1,148,370    1,205,789
 35   1,270,417      1,270,417    1,333,938
 36   1,403,822      1,403,822    1,474,013
 37   1,551,933      1,551,933    1,614,010
 38   1,716,721      1,716,721    1,768,223
 39   1,901,232      1,901,232    1,939,257
 40   2,109,307      2,109,307    2,130,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20          INITIAL GUIDELINE ANNUAL: $6,002.06            INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95  05:12 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUE

FOR: MALE 55 PREF N/S DB OPT 1  12%                 MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                            CURRENT CHARGES
                                                                 -------------------------------------
                                                                          12.00% (10.42% NET)
                                                                 -------------------------------------
 END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                            PREMIUM/       NET      TOTAL        ON           FUND         PAYABLE
YEAR      AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
-----     ---     -------     -----------     ----     -----     ---------     ---------     ---------
 1        56       5,010           0            0        0           1,760         4,063       200,000
 2        57       5,010           0            0        0           5,982         8,784       200,000
 3        58       5,010           0            0        0           9,116        13,874       200,000
 4        59       5,010           0            0        0          14,578        19,336       200,000
 5        60       5,010           0            0        0          20,441        25,198       200,000
 6        61       5,010           0            0        0          27,195        31,477       200,000
 7        62       5,010           0            0        0          34,596        38,402       200,000
 8        63       5,010           0            0        0          42,722        46,052       200,000
 9        64       5,010           0            0        0          51,642        54,497       200,000
10        65       5,010           0            0        0          61,350        63,728       200,000
11        66       5,010           0            0        0          72,282        74,185       200,000
12        67       5,010           0            0        0          84,298        85,726       200,000
13        68       5,010           0            0        0          97,656        98,608       200,000
14        69       5,010           0            0        0         112,517       112,993       200,000
15        70       5,010           0            0        0         129,104       129,104       200,000
16        71       5,010           0            0        0         147,191       147,191       200,000
17        72       5,010           0            0        0         167,569       167,569       200,000
18        73       5,010           0            0        0         190,541       190,541       211,500
19        74       5,010           0            0        0         216,097       216,097       235,546
20        75       5,010           0            0        0         244,471       244,471       261,584
21        76       5,010           0            0        0         276,129       276,129       289,936
22        77       5,010           0            0        0         311,142       311,142       326,699
23        78       5,010           0            0        0         349,847       349,847       367,339
24        79       5,010           0            0        0         392,529       392,529       412,156
25        80       5,010           0            0        0         439,632       439,632       461,614
26        81       5,010           0            0        0         491,592       491,592       516,171
27        82       5,010           0            0        0         548,847       548,847       576,289
28        83       5,010           0            0        0         612,079       612,079       642,683
29        84       5,010           0            0        0         681,747       681,747       715,835
30        85       5,010           0            0        0         758,407       758,407       796,328
31        86       5,010           0            0        0         842,720       842,720       884,857
32        87       5,010           0            0        0         935,310       935,310       982,075
33        88       5,010           0            0        0       1,036,939     1,036,939     1,088,786
34        89       5,010           0            0        0       1,148,370     1,148,370     1,205,789
35        90       5,010           0            0        0       1,270,417     1,270,417     1,333,938
36        91       5,010           0            0        0       1,403,822     1,403,822     1,494,013
37        92       5,010           0            0        0       1,551,933     1,551,933     1,614,010
38        93       5,010           0            0        0       1,716,721     1,716,721     1,768,223
39        94       5,010           0            0        0       1,901,232     1,901,232     1,939,257
40        95       5,010           0            0        0       2,109,307     2,109,307     2,130,400
                 -------
Total            200,400

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming current charges and a gross investment return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.             For presentation in NJ.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20          INITIAL GUIDELINE ANNUAL: $6,002.06            INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 01/04/95  05:12 pm                        PREPARED BY: Agent                              NOT VALID WITHOUT CURRENT
                                                                                                     PROSPECTUS AND SUPPLEMENTAL
                                                                                                                   FOOTNOTE PAGE

                    THIS ILLUSTRATION NOT VALID IN FLORIDA

                                   APPENDIX C

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
              BENEFIT RIDER WITH TEN YEAR/AGE 75 GUARANTEE PERIOD

                                                                                        MONTHLY GUARANTEE
                                                                                             PREMIUM
                                                                                        -----------------
Specified Amount = $200.00
Male age 45 Preferred Nonsmoker Death Benefit Option 1................................      $  257.33
Female age 45 Preferred Nonsmoker Death Benefit Option 1..............................      $  214.83
Male age 45 Standard Smoker Death Benefit Option 1....................................      $  346.83
Male age 45 Preferred Nonsmoker Death Benefit Option 2................................      $  257.33
Male age 35 Preferred Nonsmoker Death Benefit Option 1................................      $  137.17
Male age 55 Preferred Nonsmoker Death Benefit Option 1................................      $  417.50

                                   APPENDIX D

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
                  BENEFIT RIDER WITH LIFETIME GUARANTEE PERIOD

                                                                                        MONTHLY GUARANTEE
                                                                                             PREMIUM
                                                                                        -----------------
Specified Amount = $200,000
Male age 45 Preferred Nonsmoker Death Benefit Option 1................................       $295.19
Female age 45 Preferred Nonsmoker Death Benefit Option 1..............................        247.16
Male age 45 Standard Smoker Death Benefit Option 1....................................        398.48
Male age 45 Preferred Nonsmoker Death Benefit Option 2................................        295.19
Male age 35 Preferred Nonsmoker Death Benefit Option 1................................        182.22
Male age 55 Preferred Nonsmoker Death Benefit Option 1................................        502.22

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE
  INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of        pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

          a. Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York

          b. Evelyn Peos, FSA

          c. Coopers & Lybrand L.L.P. Independent Accountants

     The following exhibits:

          1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

             (1) Resolution of the Board of Directors of MONY America authorizing establishment of MONY America Variable Account L, filed as
        Exhibit 1 to Registration Statement on Form S-6, dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235), is incorporated herein by reference.

             (2) Not applicable.

             (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., filed as
        Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Commission schedule (with Commission Contract), filed as
        Exhibit 3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (4) Not applicable.

             (5) Form of policy, filed as Exhibit 5 to Registration Statement on Form S-6, dated August 8, 1994 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

             (6) Articles of Incorporation and By-Laws of MONY America filed as Exhibits 6(a) and 6(b), respectively, to Registration Statement (Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

             (7) Not applicable.

             (8) (a) Form of agreement to purchase shares. [See Exhibit
        1(3)(a)].


             (b) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to

        Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.


             Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Quest for Value Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (9) Not applicable.

             (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy. [See Exhibit 1(3)(a).]

          2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered, filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

          3. Not applicable.

          4. Not applicable.

          5. Not applicable.

          6. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters, filed as Exhibit 6 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

          7. Consent of Coopers & Lybrand L.L.P. as to financial statements of MONY America Variable Account L and of MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY America Variable Account L of MONY Life Insurance Company of America, has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 2nd day of March, 1998.


                                          MONY AMERICA VARIABLE ACCOUNT L OF
                                          MONY LIFE INSURANCE COMPANY OF AMERICA

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                            Michael I. Roth, Director, Chairman
                                              of
                                            the Board and Chief Executive
                                              Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                                                                    DATE
---------                                                                                    ----

                 /s/ MICHAEL I. ROTH                   Director, Chairman of the Board   March 2, 1998
-----------------------------------------------------    and Chief Executive Officer
                   Michael I. Roth

                 /s/ SAMUEL J. FOTI                    Director, President and Chief     March 2, 1998
-----------------------------------------------------    Operating Officer
                   Samuel J. Foti

                /s/ RICHARD DADDARIO                   Director, Vice President and      March 2, 1998
-----------------------------------------------------    Controller
                  Richard Daddario                       (Principal Financial and
                                                         Accounting Officer)

                /s/ KENNETH M. LEVINE                  Director and Executive Vice       March 2, 1998
-----------------------------------------------------    President
                  Kenneth M. Levine

              /s/ PHILLIP A. EISENBERG                 Director, Vice President and      March 2, 1998
-----------------------------------------------------    Chief Actuary
                Phillip A. Eisenberg

                /s/ MARGARET G. GALE                   Director and Vice President       March 2, 1998
-----------------------------------------------------
                  Margaret G. Gale

                /s/ CHARLES P. LEONE                   Director and Vice President       March 2, 1998
-----------------------------------------------------
                  Charles P. Leone

               /s/ RICHARD E. CONNORS                  Director                          March 2, 1998
-----------------------------------------------------
                 Richard E. Connors

                 /s/ STEPHEN J. HALL                   Director                          March 2, 1998
-----------------------------------------------------
                   Stephen J. Hall

                                 EXHIBIT INDEX


 7. Consent of Coopers & Lybrand, L.L.P. as to the financial statements of MONY America Variable Account L and MONY Life Insurance Company of America



27. Financial Data Schedule